UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05547

Laudus Trust

(Exact name of registrant as specified in charter)
Charles Schwabb, Investment Management, Inc., 101 Montgomery St., San Francisco, CA 94104

(Address of principal executive offices)                                  (Zip code)
BISYS Fund Services            3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:866-452-8387
Date of fiscal year end:            March 31, 2006

Date of reporting period:            June 30, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Fund

Statement of Portfolio Investments as of 06/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.4%
	Agriculture, Food & Beverage — 1.0%
7,100	Kellogg Co.	$315,524
2,200	PepsiAmericas, Inc.	56,452
100	Smithfield Foods, Inc. *	2,727

		374,703

	Autos — 0.9%
5,000	PACCAR, Inc.	340,000

	Banks & Credit Institutions — 8.2%
31,400	Bank of America Corp.	1,432,153
1,600	Bank of Hawaii Corp.	81,200
17,800	Bank of New York Co., Inc.	512,284
4,100	Comerica, Inc.	236,980
5,100	Countrywide Financial Corp.	196,911
23	Independence Community Bank Corp.	849
8,900	PNC Financial Services Group	484,694
1,800	UnionBanCal Corp.	120,456

		3,065,527

	Basic Minerals & Metals — 0.7%
1,400	Cameco Corp.	62,650
1,300	Phelps Dodge Corp.	120,250
900	Precision Castparts Corp.	70,110

		253,010

	Beer, Liquor & Tobacco — 2.3%
11,900	Altria Group, Inc.	769,454
1,630	Brown-Forman Corp., Class B	98,550

		868,004

	Biotechnology — 1.2%
3,890	Genentech, Inc. *	312,289
1,600	Invitrogen Corp. *	133,264

		445,553

	Cellular & Wireless — 1.0%
5,550	Nextel Partners, Inc., Class A *	139,694
2,000	NII Holdings, Inc. *	127,880
2,740	Telephone & Data Systems, Inc.	111,819
300	Telephone & Data Systems, Inc., Special Shares	11,502

		390,895

	Chemicals & Rubber — 2.0%
3,600	Agrium, Inc.	70,596
200	Du Pont (E.I.) de Nemours & Co.	8,602
2,500	Eastman Chemical Co.	137,875
2,500	Methanex Corp.	41,175
900	Monsanto Co.	56,583
430	NOVA Chemicals Corp.	13,141
2,800	PPG Industries, Inc.	175,728
3,300	RPM International, Inc.	60,258
4,000	Sherwin-Williams Co.	188,360

		752,318

	Commercial Aircraft & Components — 0.7%
5,300	Rockwell Collins, Inc.	252,704

	Communications Utilities — 0.6%
700	Google, Inc., Class A *	205,905

	Construction & Homebuilding — 2.9%
2,000	Centex Corp.	141,340
1,100	Hovnanian Enterprises, Inc., Class A *	71,720
2,400	KB HOME	182,952
700	Lennar Corp., Class A	44,415
1,170	M.D.C. Holdings, Inc.	96,233
3,100	Pulte Homes, Inc.	261,175
1,600	Ryland Group, Inc.	121,392
1,700	Toll Brothers, Inc. *	172,635

		1,091,862

	Construction Materials — 0.2%
3,500	Owens-Illinois, Inc. *	87,675

	Drugs & Pharmaceuticals — 2.0%
7,000	Abbott Laboratories	343,070
3,285	Genzyme Corp. *	197,396
7,500	Pfizer, Inc.	206,850

		747,316

	Electric Utilities — 2.4%
3,600	Alliant Energy Corp.	101,340
7,400	Duke Energy Corp.	220,002
4,600	Energy East Corp.	133,308
500	NSTAR	15,415
9,400	PG&E Corp.	352,876
2,800	Westar Energy, Inc.	67,284
100	Wisconsin Energy Corp.	3,900

		894,125

	Financial Investments — 2.8%
2,800	American Capital Strategies Ltd.	101,108
27,300	General Electric Co.	945,945

		1,047,053

	Gas & Other Public Utilities — 0.0%
200	Vectren Corp.	5,746

	Government Aircraft & Defense — 0.4%
4,100	Raytheon Co.	160,392

	Health Care & Hospital — 5.2%
7,447	Aetna, Inc.	616,761
3,500	Health Net, Inc. *	133,560
5,300	Humana, Inc. *	210,622
2,300	Triad Hospitals, Inc. *	125,672
16,200	UnitedHealth Group, Inc.	844,668

		1,931,283

	Information & Services — 2.8%
1,110	H&R Block, Inc.	64,769
7,000	Moody’s Corp.	314,720

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Fund

Shares		Value

	Common Stock, Information & Services continued
1,600	Pharmaceutical Product Development, Inc. *	$74,976
9,100	Prudential Financial, Inc.	597,506

		1,051,971

	Instruments — 5.9%
1,900	Bausch & Lomb, Inc.	157,700
2,200	Edwards Lifesciences Corp. *	94,644
22,500	Johnson & Johnson	1,462,500
5,800	Johnson Controls, Inc.	326,714
2,500	PerkinElmer, Inc.	47,250
800	Respironics, Inc. *	28,888
1,100	Teleflex, Inc.	65,307

		2,183,003

	Insurance — 4.3%
7,400	ACE Ltd.	331,889
800	American International Group, Inc.	46,480
1,634	Endurance Specialty Holdings Ltd.	61,798
1,500	Everest Re Group Ltd.	139,500
2,100	HCC Insurance Holdings, Inc.	79,527
2,600	MetLife, Inc.	116,844
5,850	Old Republic International Corp.	147,947
3,000	PacifiCare Health Systems, Inc. *	214,350
2,700	Radian Group, Inc.	127,494
1,100	StanCorp Financial Group, Inc.	84,238
7,100	UnumProvident Corp.	130,072
3,300	W. R. Berkley Corp.	117,744

		1,597,883

	Integrated Oil Cos. — 10.7%
21,500	ChevronTexaco Corp.	1,202,280
16,300	ConocoPhillips	937,087
23,600	Exxon Mobil Corp.	1,356,291
5,900	Occidental Petroleum Corp.	453,887

		3,949,545

	IT Hardware — 3.8%
2,000	Cisco Systems, Inc. *	38,220
3,600	Harris Corp.	112,356
3,450	Intel Corp.	89,907
7,500	Marvell Technology Group Ltd. *	285,300
46,700	Motorola, Inc.	852,742
400	Research In Motion Ltd. *	29,500
200	The DIRECTV Group, Inc. *	3,100

		1,411,125

	Land & Water Transportation — 1.2%
8,700	Burlington Northern Santa Fe Corp.	409,596
460	Yellow Roadway Corp. *	23,368

		432,964

	Mainframe & Minicomputers — 2.8%
26,600	Dell, Inc. *	1,050,966

	Metal Products & Machinery — 1.4%
2,500	Black & Decker Corp.	224,625
1,270	Cummins, Inc.	94,755
1,100	Energizer Holdings, Inc. *	68,387
1,500	Joy Global, Inc.	50,385
2,100	Timken Co.	48,510
500	United Technologies Corp.	25,675

		512,337

	Miscellaneous Finance — 5.9%
2,800	A.G. Edwards, Inc.	126,420
700	Chicago Mercantile Exchange	206,850
32,400	Citigroup, Inc.	1,497,852
1,200	JPMorgan Chase & Co.	42,384
2,900	Lehman Brothers Holdings, Inc.	287,912
1,900	Raymond James Financial, Inc.	53,675

		2,215,093

	Oil & Coal Resources — 1.8%
200	Anadarko Petroleum Corp.	16,430
3,510	Chesapeake Energy Corp.	80,028
87	CONSOL Energy, Inc.	4,661
2,200	Massey Energy Co.	82,984
800	Noble Energy, Inc.	60,520
400	Peabody Energy Corp.	20,816
2,308	Ultra Petroleum Corp. *	70,071
9,600	XTO Energy, Inc.	326,304

		661,814

	Oil Distribution — 0.9%
2,300	Ashland, Inc.	165,301
2,600	Questar Corp.	171,340

		336,641

	Oil Drilling & Services — 1.2%
900	Diamond Offshore Drilling, Inc.	48,087
4,200	Grant Prideco, Inc. *	111,090
100	Noble Corp.	6,151
5,300	Patterson-UTI Energy, Inc.	147,499
3,450	Pride International, Inc. *	88,665
790	Tidewater, Inc.	30,115

		431,607

	Photo-optical, Micros & Office Machinery — 2.8%
44,200	Hewlett-Packard Co.	1,039,142
30	NCR Corp. *	1,054
400	Western Digital Corp. *	5,368

		1,045,564

	Publishing, Broadcasting & Cinema — 3.6%
3,960	Liberty Media Corp., Class A *	40,352
63,102	Time Warner, Inc. *	1,054,435
2,500	Viacom, Inc., Class A	80,550
5,600	Viacom, Inc., Class B	179,312

		1,354,649

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Fund

Shares		Value

	Common Stock continued
	Real Estate Development — 0.3%
1,400	The St. Joe Co.	$114,156

	Real Estate Investment Trusts — 1.0%
1,500	Camden Property Trust	80,625
1,400	CBL & Associates Properties, Inc.	60,298
5,800	HRPT Properties Trust	72,094
1,300	SL Green Realty Corp.	83,850
4,000	Trizec Properties, Inc.	82,280

		379,147

	Restaurants, Hotels & Theaters — 1.5%
1,000	Kerzner International Ltd. *	56,950
2,160	McDonald’s Corp.	59,940
600	Wendy’s International, Inc.	28,590
8,000	YUM! Brands, Inc.	416,640

		562,120

	Retail — 7.0%
1,300	Abercrombie & Fitch Co., Class A	89,310
1,490	Advance Auto Parts, Inc. *	96,180
3,800	American Eagle Outfitters, Inc.	116,470
1,700	Barnes & Noble, Inc. *	65,960
4,800	Chico’s FAS, Inc. *	164,544
11,480	CVS Corp.	333,724
30,100	Home Depot, Inc.	1,170,890
2,700	J.C. Penney Co., Inc.	141,966
60	Lowe’s Cos., Inc.	3,493
1,000	Nordstrom, Inc.	67,970
4,300	SUPERVALU, Inc.	140,223
3,038	UGI Corp.	84,760
1,600	Urban Outfitters, Inc. *	90,704
600	Wal-Mart Stores, Inc.	28,920

		2,595,114

	Soaps & Cosmetics — 0.1%
800	Procter & Gamble Co.	42,200

	Software — 3.5%
13,800	Adobe Systems, Inc.	394,956
3,800	Cognizant Technology Solutions Corp., Class A *	179,094
5,600	Computer Sciences Corp. *	244,720
980	Fidelity National Financial, Inc.	34,976
2,600	First American Corp.	104,364
400	International Business Machines Corp.	29,680
12,300	Microsoft Corp.	305,532

		1,293,322

	Textiles & Apparel — 1.5%
11,620	Coach, Inc. *	390,083
3,500	Liz Claiborne, Inc.	139,160
100	Polo Ralph Lauren Corp.	4,311
500	VF Corp.	28,610

		562,164

	Wholesale — 0.9%
3,700	Avnet, Inc. *	83,361
900	Henry Schein, Inc. *	37,368
1,900	McKesson Corp.	85,101
2,600	W.W. Grainger, Inc.	142,454

		348,284

	Total Investments (Cost $30,781,659) (a) — 99.4%	$37,045,740

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,579,461
Unrealized depreciation	(315,380)

Net unrealized appreciation	$6,264,081

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Growth Equity Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.5%
	Agriculture, Food & Beverage — 2.1%
1,100	Coca-Cola Co.	$45,925
90	Kellogg Co.	4,000
300	PepsiAmericas, Inc.	7,698
1,700	PepsiCo, Inc.	91,681

		149,304

	Airlines — 0.7%
600	FedEx Corp.	48,606

	Autos — 0.4%
200	BorgWarner, Inc.	10,734
200	Oshkosh Truck Corp.	15,656

		26,390

	Banks & Credit Institutions — 3.0%
1,000	American Express Co.	53,230
400	Bank of America Corp.	18,244
500	Bank of New York Co., Inc.	14,390
400	Capital One Financial Corp.	32,004
400	Fifth Third Bancorp	16,484
700	MBNA Corp.	18,312
500	Mellon Financial Corp.	14,345
400	SLM Corp.	20,320
500	U.S. Bancorp	14,600
200	Westcorp	10,484

		212,413

	Basic Minerals & Metals — 0.8%
300	Phelps Dodge Corp.	27,750
200	Precision Castparts Corp.	15,580
300	Southern Peru Copper Corp.	12,852

		56,182

	Beer, Liquor & Tobacco — 1.0%
800	Altria Group, Inc.	51,728
400	Anheuser-Busch Cos., Inc.	18,300

		70,028

	Biotechnology — 3.0%
1,200	Amgen, Inc. *	72,552
1,000	Genentech, Inc. *	80,280
800	Gilead Sciences, Inc. *	35,192
200	Invitrogen Corp. *	16,658
200	MedImmune, Inc. *	5,344

		210,026

	Cellular & Wireless — 0.8%
600	Nextel Partners, Inc., Class A *	15,102
300	NII Holdings, Inc. *	19,182
200	Telephone & Data Systems, Inc.	8,162
200	Telephone & Data Systems, Inc., Special Shares	7,668
200	U.S. Cellular Corp. *	9,988

		60,102

	Chemicals & Rubber — 1.9%
1,600	Dow Chemical Co.	71,248
500	Monsanto Co.	31,435
400	Praxair, Inc.	18,640
300	Sherwin-Williams Co.	14,127

		135,450

	Commercial Aircraft & Components — 0.3%
500	Rockwell Collins, Inc.	23,840

	Communications Utilities — 1.4%
140	Comcast Corp., Class A *	4,298
200	Google, Inc., Class A *	58,830
1,000	Yahoo!, Inc. *	34,650

		97,778

	Construction & Homebuilding — 3.1%
300	Centex Corp.	21,201
533	D.R. Horton, Inc.	20,046
200	Hovnanian Enterprises, Inc., Class A *	13,040
400	KB HOME	30,492
300	Lennar Corp., Class A	19,035
260	M.D.C. Holdings, Inc.	21,385
500	Pulte Homes, Inc.	42,125
400	Ryland Group, Inc.	30,348
200	Toll Brothers, Inc. *	20,310

		217,982

	Construction Materials — 0.4%
8	Eagle Materials, Inc.	741
29	Eagle Materials, Inc., Class B	2,624
200	Florida Rock Industries, Inc.	14,670
200	Vulcan Materials Co.	12,998

		31,033

	Consumer Durables — 0.5%
400	Brunswick Corp.	17,328
300	Harley-Davidson, Inc.	14,880
100	Polaris Industries, Inc.	5,400

		37,608

	Drugs & Pharmaceuticals — 5.7%
2,300	Abbott Laboratories	112,723
600	Bristol-Myers Squibb Co.	14,988
300	Dade Behring Holdings, Inc.	19,503
800	Eli Lilly & Co.	44,568
300	Forest Laboratories, Inc. *	11,655
700	Genzyme Corp. *	42,063
900	Merck & Co., Inc.	27,720
2,600	Pfizer, Inc.	71,708
1,300	Schering-Plough Corp.	24,778
700	Wyeth	31,150

		400,856

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Equity Fund

Shares		Value

	Common Stock continued
	Electric Utilities — 1.1%
700	Constellation Energy Group, Inc.	$40,383
600	PG&E Corp.	22,524
200	TXU Corp.	16,618

		79,525

	Financial Investments — 3.6%
300	American Capital Strategies Ltd.	10,833
113	Choice Hotels International, Inc.	7,424
6,900	General Electric Co.	239,085

		257,342

	Forest Products & Paper — 0.9%
700	3M Co.	50,610
200	Kimberly-Clark Corp.	12,518

		63,128

	Furniture & Household Items — 0.1%
200	Ethan Allen Interiors, Inc.	6,702

	Gas & Other Public Utilities — 0.1%
200	NiSource, Inc.	4,946
200	Waste Management, Inc.	5,668

		10,614

	Government Aircraft & Defense — 1.8%
1,300	Boeing Co.	85,800
200	General Dynamics Corp.	21,908
300	Lockheed Martin Corp.	19,461

		127,169

	Health Care & Hospital — 4.7%
600	Aetna, Inc.	49,692
300	Community Health Systems, Inc. *	11,337
300	Coventry Health Care, Inc. *	21,225
400	HCA, Inc.	22,668
400	Humana, Inc. *	15,896
400	Laboratory Corp. of America Holdings *	19,960
300	Manor Care, Inc.	11,919
600	Quest Diagnostics, Inc.	31,962
300	Triad Hospitals, Inc. *	16,392
2,580	UnitedHealth Group, Inc.	134,521

		335,572

	Information & Services — 1.8%
300	CheckFree Corp. *	10,218
400	Equifax, Inc.	14,284
230	H&R Block, Inc.	13,421
220	Laureate Education, Inc. *	10,529
800	Moody’s Corp.	35,968
300	Pharmaceutical Product Development, Inc. *	14,058
300	Prudential Financial, Inc.	19,698
200	West Corp. *	7,680

		125,856

	Instruments — 7.4%
300	Bausch & Lomb, Inc.	24,900
500	Baxter International, Inc.	18,550
100	Beckman Coulter, Inc.	6,357
300	Becton, Dickinson & Co.	15,741
600	Boston Scientific Corp. *	16,200
300	C.R. Bard, Inc.	19,953
300	Edwards Lifesciences Corp. *	12,906
300	Guidant Corp.	20,190
4,100	Johnson & Johnson	266,500
300	Johnson Controls, Inc.	16,899
1,100	Medtronic, Inc.	56,969
400	St. Jude Medical, Inc. *	17,444
300	Stryker Corp.	14,268
200	Zimmer Holdings, Inc. *	15,234

		522,111

	Insurance — 3.8%
600	ACE Ltd.	26,910
400	AFLAC, Inc.	17,312
200	Ambac Financial Group, Inc.	13,952
600	American International Group, Inc.	34,860
1,300	Aon Corp.	32,552
200	HCC Insurance Holdings, Inc.	7,574
500	Marsh & McLennan Cos., Inc.	13,850
300	PacifiCare Health Systems, Inc. *	21,435
9	Philadelphia Consolidated Holding Corp. *	763
300	Radian Group, Inc.	14,166
200	Transatlantic Holdings, Inc.	11,164
200	Unitrin, Inc.	9,820
300	W. R. Berkley Corp.	10,704
200	WellChoice, Inc. *	13,894
600	WellPoint, Inc. *	41,784

		270,740

	Integrated Oil Cos. — 0.9%
600	ConocoPhillips	34,494
500	Murphy Oil Corp.	26,115

		60,609

	IT Hardware — 7.7%
300	Analog Devices, Inc.	11,193
1,500	Applied Materials, Inc.	24,270
300	Avocent Corp. *	7,842
6,500	Cisco Systems, Inc. *	124,215
1,000	Corning, Inc. *	16,620
272	Cree, Inc. *	6,928
600	Harris Corp.	18,726
5,500	Intel Corp.	143,329
400	Juniper Networks, Inc. *	10,072
500	MEMC Electronic Materials, Inc. *	7,885
4,700	Motorola, Inc.	85,822
1,500	QUALCOMM, Inc.	49,515
1,500	Texas Instruments, Inc.	42,105

		548,522

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Equity Fund

Shares		Value

	Common Stock continued
	Land & Water Transportation — 0.5%
200	J.B. Hunt Transport Services, Inc.	$3,860
500	United Parcel Service, Inc., Class B	34,580

		38,440

	Mainframe & Minicomputers — 2.8%
1,200	Apple Computer, Inc. *	44,172
3,900	Dell, Inc. *	154,089

		198,261

	Metal Products & Machinery — 2.9%
300	Black & Decker Corp.	26,955
700	Caterpillar, Inc.	66,717
300	Deere & Co.	19,647
300	Energizer Holdings, Inc. *	18,651
200	Illinois Tool Works, Inc.	15,936
400	Joy Global, Inc.	13,436
800	United Technologies Corp.	41,080

		202,422

	Miscellaneous Finance — 1.7%
200	A.G. Edwards, Inc.	9,030
200	Affiliated Managers Group, Inc. *	13,666
200	Chicago Mercantile Exchange	59,100
200	Franklin Resources, Inc.	15,396
100	Legg Mason, Inc.	10,411
300	Morgan Stanley	15,741

		123,344

	Oil & Coal Resources — 2.9%
400	Anadarko Petroleum Corp.	32,860
200	Apache Corp.	12,920
200	Arch Coal, Inc.	10,894
300	Burlington Resources, Inc.	16,572
800	Chesapeake Energy Corp.	18,240
300	CONSOL Energy, Inc.	16,074
200	Denbury Resources, Inc. *	7,954
600	EOG Resources, Inc.	34,080
600	Newfield Exploration Co. *	23,934
933	XTO Energy, Inc.	31,713

		205,241

	Oil Drilling & Services — 2.0%
700	Baker Hughes, Inc.	35,812
300	Diamond Offshore Drilling, Inc.	16,029
600	Grant Prideco, Inc. *	15,870
400	Halliburton Co.	19,128
340	National-Oilwell, Inc. *	16,164
600	Patterson-UTI Energy, Inc.	16,698
380	Pride International, Inc. *	9,766
300	Tidewater, Inc.	11,436

		140,903

	Photo-optical, Micros & Office Machinery — 0.9%
1,682	EMC Corp. *	23,060
1,000	NCR Corp. *	35,120
200	Western Digital Corp. *	2,684

		60,864

	Publishing, Broadcasting & Cinema — 1.2%
400	American Greetings Corp., Class A	10,600
400	McGraw-Hill Cos., Inc.	17,700
100	Omnicom Group	7,986
1,500	The Walt Disney Co.	37,770
700	Time Warner, Inc. *	11,697

		85,753

	Real Estate Development — 0.2%
200	The St. Joe Co.	16,308

	Restaurants, Hotels & Theaters — 1.6%
100	Boyd Gaming Corp.	5,113
300	CBRL Group, Inc.	11,658
400	Darden Restaurants, Inc.	13,192
800	McDonald’s Corp.	22,200
400	Starbucks Corp. *	20,664
800	YUM! Brands, Inc.	41,664

		114,491

	Retail — 10.6%
40	7-Eleven, Inc. *	1,210
300	Abercrombie & Fitch Co., Class A	20,610
300	Advance Auto Parts, Inc. *	19,365
600	American Eagle Outfitters, Inc.	18,390
300	AutoZone, Inc. *	27,738
200	Barnes & Noble, Inc. *	7,760
300	Best Buy Co., Inc.	20,565
200	Borders Group, Inc.	5,062
300	Caremark Rx, Inc. *	13,356
600	Chico’s FAS, Inc. *	20,568
100	Circuit City Stores, Inc.	1,729
600	CVS Corp.	17,442
1,000	eBay, Inc. *	33,010
580	Gap, Inc.	11,455
3,000	Home Depot, Inc.	116,699
300	Kohl’s Corp. *	16,773
400	Limited Brands, Inc.	8,568
1,500	Lowe’s Cos., Inc.	87,330
200	Michaels Stores, Inc.	8,274
300	Nordstrom, Inc.	20,391
1,300	Office Depot, Inc. *	29,692
750	Staples, Inc.	15,990
400	SUPERVALU, Inc.	13,044
800	Target Corp.	43,528
300	Urban Outfitters, Inc. *	17,007
2,200	Wal-Mart Stores, Inc.	106,040
900	Walgreen Co.	41,391

		742,987

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Equity Fund

Shares		Value

	Common Stock continued
	Soaps & Cosmetics — 3.2%
400	Avon Products, Inc.	$15,140
400	Colgate-Palmolive Co.	19,964
3,600	Procter & Gamble Co.	189,900

		225,004

	Software — 7.5%
700	Activision, Inc. *	11,564
1,400	Adobe Systems, Inc.	40,068
800	Autodesk, Inc.	27,496
500	Automatic Data Processing, Inc.	20,985
200	Cadence Design Systems, Inc. *	2,732
335	Cognizant Technology Solutions Corp., Class A *	15,789
300	Electronic Arts, Inc. *	16,983
300	Fidelity National Financial, Inc.	10,707
800	First Data Corp.	32,112
1,100	International Business Machines Corp.	81,620
8,600	Microsoft Corp.	213,624
3,100	Oracle Corp. *	40,920
600	Symantec Corp. *	13,044
120	VeriSign, Inc. *	3,451

		531,095

	Textiles & Apparel — 1.6%
1,200	Coach, Inc. *	40,284
500	NIKE, Inc., Class B	43,300
200	Polo Ralph Lauren Corp.	8,622
200	Reebok International Ltd.	8,366
400	Timberland Co., Class A *	15,488

		116,060

	Wholesale — 0.9%
200	Arrow Electronics, Inc. *	5,432
200	Cardinal Health, Inc.	11,516
400	McKesson Corp.	17,916
500	Sysco Corp.	18,095
200	W.W. Grainger, Inc.	10,958

		63,917

	Total Common Stock (Cost $6,198,612)	7,050,578

Principal		Value

	Repurchase Agreement — 0.7%
$52,405	Bear Stearns dated 6/30/05, due 7/1/05 at 2.80% with a maturity value of $52,409 (Fully collateralized by U.S. Treasury Bond)	52,405

	Total Repurchase Agreement (Cost $52,405)	52,405

	Total Investments (Cost $6,251,017) (a) — 100.2%	$7,102,983

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,071,125
Unrealized depreciation	(219,159)

Net unrealized appreciation	$851,966

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Value Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.3%
	Agriculture, Food & Beverage — 1.3%
500	Dean Foods Co. *	$17,620
700	Del Monte Foods Co. *	7,539
300	Pepsi Bottling Group, Inc.	8,583
300	PepsiAmericas, Inc.	7,698
200	Pilgrim’s Pride Corp.	6,826
300	Smithfield Foods, Inc. *	8,181
100	TreeHouse Foods, Inc. *	2,851
700	Tyson Foods, Inc., Class A	12,460

		71,758

	Banks & Credit Institutions — 8.8%
5,100	Bank of America Corp.	232,611
1,600	Countrywide Financial Corp.	61,776
1,600	National City Corp.	54,592
1,000	U.S. Bancorp	29,200
2,000	Wachovia Corp.	99,200
200	Westcorp	10,484

		487,863

	Basic Minerals & Metals — 1.0%
300	Nucor Corp.	13,686
300	Phelps Dodge Corp.	27,750
349	United States Steel Corp.	11,995

		53,431

	Beer, Liquor & Tobacco — 3.8%
2,500	Altria Group, Inc.	161,650
300	Loews Corp. — Carolina Group	9,996
500	Reynolds American, Inc.	39,400

		211,046

	Biotechnology — 0.3%
200	Invitrogen Corp. *	16,658

	Cellular & Wireless — 4.5%
1,100	BellSouth Corp.	29,227
2,100	SBC Communications, Inc.	49,875
3,100	Sprint Corp.	77,779
300	Telephone & Data Systems, Inc.	12,243
2,300	Verizon Communications, Inc.	79,465

		248,589

	Chemicals & Rubber — 2.4%
500	Dow Chemical Co.	22,265
600	Du Pont (E.I.) de Nemours & Co.	25,806
300	Eastman Chemical Co.	16,545
600	Lyondell Chemical Co.	15,852
800	Monsanto Co.	50,296

		130,764

	Commercial Aircraft & Components — 0.1%
100	Goodrich Corp.	4,096

	Communications Utilities — 0.3%
500	CenturyTel, Inc.	17,315

	Construction & Homebuilding — 3.3%
300	Centex Corp.	21,201
500	D.R. Horton, Inc.	18,805
200	Hovnanian Enterprises, Inc., Class A *	13,040
300	KB HOME	22,869
300	Lennar Corp., Class A	19,035
200	M.D.C. Holdings, Inc.	16,450
400	Pulte Homes, Inc.	33,700
200	Ryland Group, Inc.	15,174
200	Toll Brothers, Inc. *	20,310

		180,584

	Construction Materials — 0.1%
312	Owens-Illinois, Inc. *	7,816

	Consumer Durables — 0.1%
100	Whirlpool Corp.	7,011

	Drugs & Pharmaceuticals — 2.7%
2,100	Merck & Co., Inc.	64,680
3,030	Pfizer, Inc.	83,567

		148,247

	Electric Utilities — 5.0%
1,100	American Electric Power Co., Inc.	40,557
900	Edison International	36,495
500	Energy East Corp.	14,490
1,000	FPL Group, Inc.	42,060
600	Pepco Holdings, Inc.	14,364
1,100	PG&E Corp.	41,294
600	Sempra Energy	24,786
700	TXU Corp.	58,163
300	Westar Energy, Inc.	7,209

		279,418

	Financial Investments — 2.4%
100	American Capital Strategies Ltd.	3,611
700	CIT Group, Inc.	30,079
2,800	General Electric Co.	97,020
200	Rent-A-Center, Inc. *	4,658

		135,368

	Forest Products & Paper — 0.7%
900	Georgia-Pacific Corp.	28,620
400	Louisiana-Pacific Corp.	9,832

		38,452

	Gas & Other Public Utilities — 0.9%
800	NiSource, Inc.	19,784
1,600	Williams Cos., Inc.	30,400

		50,184

	Government Aircraft & Defense — 1.7%
900	Northrop Grumman Corp.	49,725
1,200	Raytheon Co.	46,944

		96,669

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Value Fund

Shares		Value

	Common Stock continued
	Health Care & Hospital — 2.7%
600	Aetna, Inc.	$49,692
200	Community Health Systems, Inc. *	7,558
700	HCA, Inc.	39,669
400	Health Net, Inc. *	15,264
500	Humana, Inc. *	19,870
300	Triad Hospitals, Inc. *	16,392

		148,445

	Information & Services — 1.5%
300	Deluxe Corp.	12,180
1,000	Prudential Financial, Inc.	65,660
200	The Brink’s Co.	7,200

		85,040

	Instruments — 1.1%
200	Bausch & Lomb, Inc.	16,600
600	Johnson Controls, Inc.	33,798
200	Teleflex, Inc.	11,874

		62,272

	Insurance — 8.6%
300	Allmerica Financial Corp. *	11,127
1,300	Allstate Corp.	77,675
200	American Financial Group, Inc.	6,704
200	American National Insurance Co.	22,938
300	AmerUs Group Co.	14,415
400	CIGNA Corp.	42,812
300	CNA Financial Corp. *	8,526
800	Hartford Financial Services Group, Inc.	59,824
500	Loews Corp.	38,750
1,180	MetLife, Inc.	53,029
300	Nationwide Financial Services, Inc., Class A	11,382
630	Old Republic International Corp.	15,933
300	PacifiCare Health Systems, Inc. *	21,435
300	Radian Group, Inc.	14,166
800	St. Paul Cos., Inc.	31,624
200	StanCorp Financial Group, Inc.	15,316
900	UnumProvident Corp.	16,488
400	W. R. Berkley Corp.	14,272

		476,416

	Integrated Oil Cos. — 10.9%
300	Amerada Hess Corp.	31,953
2,800	ChevronTexaco Corp.	156,576
1,800	ConocoPhillips	103,482
4,100	Exxon Mobil Corp.	235,627
900	Occidental Petroleum Corp.	69,237

		596,875

	IT Hardware — 0.2%
700	Advanced Micro Devices, Inc. *	12,138

	Land & Water Transportation — 1.5%
1,000	Burlington Northern Santa Fe Corp.	47,080
200	Overseas Shipholding Group, Inc.	11,930
200	Ryder Systems, Inc.	7,320
300	Yellow Roadway Corp. *	15,240

		81,570

	Mainframe & Minicomputers — 1.5%
2,200	Apple Computer, Inc. *	80,982

	Metal Products & Machinery — 1.4%
300	Caterpillar, Inc.	28,593
188	Cummins, Inc.	14,027
500	Deere & Co.	32,745

		75,365

	Miscellaneous Finance — 8.2%
6,590	Citigroup, Inc.	304,656
200	IndyMac Bancorp, Inc.	8,146
2,100	JPMorgan Chase & Co.	74,172
600	Merrill Lynch & Co., Inc.	33,006
600	Morgan Stanley	31,482

		451,462

	Oil & Coal Resources — 5.8%
700	Anadarko Petroleum Corp.	57,505
900	Apache Corp.	58,140
900	Burlington Resources, Inc.	49,716
1,000	Chesapeake Energy Corp.	22,800
1,200	Devon Energy Corp.	60,816
265	Kerr-McGee Corp.	20,222
400	Newfield Exploration Co. *	15,956
400	Peabody Energy Corp.	20,816
300	Pogo Producing Co.	15,576

		321,547

	Oil Distribution — 0.6%
300	Sunoco, Inc.	34,104

	Oil Drilling & Services — 0.6%
200	Diamond Offshore Drilling, Inc.	10,686
300	Patterson-UTI Energy, Inc.	8,349
300	Pride International, Inc. *	7,710
140	Tidewater, Inc.	5,337

		32,082

	Photo-optical, Micros & Office Machinery — 1.8%
3,700	Hewlett-Packard Co.	86,987
300	NCR Corp. *	10,536

		97,523

	Publishing, Broadcasting & Cinema — 1.8%
6,100	Time Warner, Inc. *	101,931

	Real Estate Investment Trusts — 1.8%
400	CBL & Associates Properties, Inc.	17,228
1,100	Equity Office Properties Trust	36,410
800	HRPT Properties Trust	9,944
50	SL Green Realty Corp.	3,225

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Value Fund

Shares		Value

	Common Stock, Real Estate Investment Trusts continued
400	Trizec Properties, Inc.	$8,228
300	Vornado Realty Trust	24,120

		99,155

	Restaurants, Hotels & Theaters — 1.2%
200	Brinker International, Inc. *	8,010
400	Darden Restaurants, Inc.	13,192
227	Harrah’s Entertainment, Inc.	16,359
400	MGM Mirage *	15,832
330	Wendy’s International, Inc.	15,725

		69,118

	Retail — 6.2%
200	American Eagle Outfitters, Inc.	6,130
600	AutoNation, Inc. *	12,312
300	Barnes & Noble, Inc. *	11,640
300	Borders Group, Inc.	7,593
320	Circuit City Stores, Inc.	5,533
1,800	CVS Corp.	52,326
300	Dillard’s, Inc., Class A	7,026
500	Federated Department Stores, Inc.	36,640
600	Home Depot, Inc.	23,340
800	J.C. Penney Co., Inc.	42,064
1,000	Limited Brands, Inc.	21,420
200	Nordstrom, Inc.	13,594
1,300	Safeway, Inc.	29,367
300	Sears Holding Corp. *	44,961
500	SUPERVALU, Inc.	16,305
400	UGI Corp.	11,160

		341,411

	Software — 1.7%
600	Computer Sciences Corp. *	26,220
530	Fidelity National Financial, Inc.	18,916
300	First American Corp.	12,042
300	International Business Machines Corp.	22,260
500	Sabre Holdings Corp., Class A	9,975
400	Sybase, Inc. *	7,340

		96,753

	Textiles & Apparel — 0.4%
140	Liz Claiborne, Inc.	5,566
300	VF Corp.	17,166

		22,732

	Wholesale — 0.4%
500	McKesson Corp.	22,395

	Total Investments (Cost $5,275,081) (a) — 99.3%	$5,494,585

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$264,665
Unrealized depreciation	(45,161)

Net unrealized appreciation	$219,504

Laudus Trust
Laudus Rosenberg U.S. Discovery Fund

Statement of Portfolio Investments as of 6/30/05 Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.4%
	Agriculture, Food & Beverage — 1.5%
6,321	Andersons, Inc.	$226,355
4,400	Cagle’s, Inc., Class A *	46,200
60,900	Chiquita Brands International, Inc. (a)	1,672,314
30,350	Flowers Foods, Inc.	1,073,176
14,640	Gold Kist, Inc. * (a)	315,931
133	J & J Snack Foods Corp.	6,963
15,100	Lance, Inc.	259,871
7,300	National Beverage Corp. *	58,254
53,000	PepsiAmericas, Inc.	1,359,980
5,440	Pilgrim’s Pride Corp. (a)	185,667
14,100	Ralcorp Holdings, Inc.	580,215
250	Seaboard Corp. (a)	416,000
1,000	Seneca Foods Corp., Class B *	16,250
5,189	Zapata Corp. *	31,653

		6,248,829

	Airlines — 0.4%
5,800	AirNet Systems, Inc. *	24,418
29,100	Alaska Air Group, Inc. * (a)	865,724
15,638	MAIR Holdings, Inc. *	138,240
35,180	Mesa Air Group, Inc. * (a)	236,058
1,990	Offshore Logistics, Inc. *	65,352
9,022	Republic Airways Holdings, Inc. * (a)	130,368

		1,460,160

	Autos — 1.1%
16,200	Aftermarket Technology Corp. *	282,366
22,650	Autoliv, Inc. (a)	992,070
13,988	BorgWarner, Inc.	750,736
11,470	Modine Manufacturing Co.	373,463
16,000	Oshkosh Truck Corp.	1,252,481
8,600	Sequa Corp., Class A *	569,062
2,180	TransPro, Inc. *	13,712
17,779	TRW Automotive Holdings Corp. * (a)	435,763

		4,669,653

	Banks & Credit Institutions — 5.3%
1,099	ABC Bancorp (a)	19,870
27,207	Accredited Home Lenders Holding Co. * (a)	1,197,107
12,000	Advanta Corp., Class A	308,640
22	American Community Bancshares, Inc.	381
1,100	Anchor BanCorp Wisconsin, Inc. (a)	33,286
1,300	Auburn National Bancorporation, Inc.	27,736
8,200	Banco Latinoamericano de Exportaciones, SA	147,190
1,400	Bank of Hawaii Corp. (a)	71,050
5,100	Banner Corp.	142,851
717	Bar Harbor Bankshares	19,180
960	Berkshire Bancorp, Inc.	17,520
3,600	Berkshire Hills Bancorp, Inc.	119,952
18,766	Beverly Hills Bancorp, Inc.	205,488
1,600	BNCCORP, Inc. *	23,200
526	Britton & Koontz Capital Corp.	10,310
6,900	Camden National Corp.	225,975
2,300	Capital Crossing Bank *	78,430
7,100	Capitol Bancorp Ltd. (a)	238,631
1,200	Carver Bancorp, Inc.	20,424
450	CCF Holding Co.	8,258
400	Central Bancorp, Inc.	10,352
1,500	Centrue Financial Corp. *	38,400
4,200	Citizens First Bancorp, Inc. (a)	86,730
700	Citizens Holding Co.	16,135
100	Codorus Valley Bancorp, Inc.	1,789
11,700	Collegiate Funding Services * (a)	170,586
9,300	Colonial BancGroup, Inc.	205,158
1,740	Commercial Federal Corp.	58,603
220	Community Bank Shares of Indiana, Inc.	5,115
2,389	Community Capital Corp.	52,916
860	Community Financial Corp.	18,997
4,174	Community West Bancshares	50,923
4,763	CompuCredit Corp. * (a)	163,276
400	Corus Bankshares, Inc. (a)	22,196
1,600	Cowlitz Bancorp *	19,312
600	Desert Community Bank	15,660
2,300	EFC Bancorp, Inc.	78,154
1,078	Elmira Savings Bank, FSB	28,509
8,000	Federal Agricultural Mortgage Corp., Class C (a)	176,400
800	First Bancorp of Indiana, Inc.	15,816
40,500	First BanCorp. (a)	1,626,074
700	First Bancshares, Inc.	14,000
1,000	First BancTrust Corp.	12,620
245	First Charter Corp. (a)	5,383
2,300	First Citizens BancShares, Inc., Class A	332,465
1,200	First Defiance Financial Corp.	32,028
6,700	First Federal Bancshares of Arkansas, Inc.	150,415
1,793	First Federal Bancshares, Inc.	37,734
2,500	First Federal Bankshares, Inc.	51,563
600	First Franklin Corp.	9,582
400	First Indiana Corp.	11,868
300	First Keystone Financial, Inc.	5,157
3,200	First M&F Corp.	108,800
300	First Mariner Bancorp *	4,863
300	First Merchants Corp. (a)	7,455
16,620	First Place Financial Corp.	333,896
5,037	First Regional Bancorp* (a)	333,198
2,000	First West Virginia Bancorp, Inc.	39,600
3,600	FirstBank NW Corp.	97,560
100	FirstFed Bancorp, Inc.	890
600	FirstFed Financial Corp. *	35,766
100	Flag Financial Corp.	1,500
1,127	FMS Financial Corp.	19,599

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
100	FNB Corp. (a)	$2,800
57,990	Fremont General Corp. (a)	1,410,896
400	Glen Burnie Bancorp	8,520
600	GS Financial Corp.	10,746
2,450	Guaranty Federal Bancshares, Inc.	56,571
4,050	HF Financial Corp.	88,412
1,700	HMN Financial, Inc. (a)	53,516
1,500	Home Federal Bancorp	36,525
100	Hopfed Bancorp, Inc.	1,571
2,000	Horizon Bancorp	51,700
62,535	Independence Community Bank Corp.	2,309,417
6,500	Integra Bank Corp.	147,030
1,500	Intervest Bancshares Corp. *	27,300
3,247	ITLA Capital Corp. *	175,013
315	LSB Financial Corp.	8,741
3,254	MAF Bancorp, Inc.	138,718
1,000	Meta Financial Group, Inc.	20,000
2,401	MidWestOne Financial Group, Inc.	44,539
103	Monroe Bancorp	1,751
2,922	National Mercantile Bancorp *	44,262
1,000	New Hampshire Thrift Bancshares, Inc.	15,130
1,630	Northrim BanCorp, Inc. (a)	38,272
1,400	Northway Financial, Inc.	44,800
4,400	OceanFirst Financial Corp.	99,044
905	Park Bancorp, Inc.	27,603
653	Parkvale Financial Corp.	17,729
1,239	Peoples Bancorp of North Carolina (a)	22,804
400	Peoples BancTrust Co., Inc.	6,400
200	Peoples Financial Corp.	3,660
4,410	PFF Bancorp, Inc.	133,579
1,000	Pinnacle Bancshares, Inc.	14,125
1,800	Pocahontas Bancorp, Inc.	26,586
2,600	Princeton National Bancorp, Inc.	81,588
33,600	Provident Bankshares Corp.	1,072,176
6,948	Provident Financial Holdings, Inc.	195,308
1,000	Provident New York Bancorp	12,110
18,910	R & G Financial Corp., Class B (a)	334,518
9,570	Republic Bancorp, Inc. (a)	143,359
10	Republic Bancorp, Inc., Class A	217
9,983	Republic First Bancorp, Inc. *	134,771
600	River Valley Bancorp	12,846
100	Simmons First National Corp., Class A	2,711
37,800	South Financial Group, Inc. (a)	1,074,276
100	South Street Financial Corp.	958
200	Southern Missouri Bancorp, Inc.	2,935
973	Sterling Financial Corp. *	36,390
37,260	SVB Financial Group *	1,784,753
1,050	Team Financial, Inc.	14,805
1,000	Teche Holding Co.	36,250
17,948	The Banc Corp. * (a)	189,890
3,577	Timberland Bancorp, Inc.	80,500
4,885	UMB Financial Corp. (a)	278,592
800	Union Bankshares Corp.	30,896
600	Union Community Bancorp	9,876
600	United Bancshares, Inc.	8,976
15,263	United Community Financial Corp.	166,977
1,184	United Financial Corp.	28,582
100	United Security Bancshares, Inc.	3,076
7,376	Unity Bancorp, Inc.	88,220
2,657	Wainwright Bank & Trust Co.	29,620
6,200	Walter Industries, Inc. (a)	249,240
3,915	Washington Banking Co.	59,307
33,845	Washington Federal, Inc.	796,034
9,400	Washington Savings Bank, F.S.B	86,950
34,920	Westcorp	1,830,505
4,869	WFS Financial, Inc. *	246,907
3,400	World Acceptance Corp. *	102,170
2,302	WSFS Financial Corp.	125,942
1,600	WVS Financial Corp.	27,120
400	Yardville National Bancorp	14,300

		21,903,933

	Basic Minerals & Metals — 2.2%
900	A. M. Castle & Co. *	13,914
40	Aleris International, Inc. *	902
63,410	Allegheny Technologies, Inc.	1,398,825
16,580	Cleveland-Cliffs, Inc. (a)	957,661
23,100	Commercial Metals Co.	550,242
3,014	Gibraltar Industries, Inc. (a)	55,880
1,000	Harsco Corp.	54,550
44,200	Lone Star Technologies, Inc. *	2,011,100
3,201	Northwest Pipe Co. *	74,423
35,740	NS Group, Inc. *	1,161,907
10,522	Olin Corp. (a)	191,921
12,572	Olympic Steel, Inc. * (a)	167,333
23,570	Quanex Corp. (a)	1,249,446
5,390	Reliance Steel & Aluminum Co. (a)	199,807
10,800	Roanoke Electric Steel Corp.	178,416
34,562	Ryerson Tull, Inc. (a)	493,200
10,950	Southern Peru Copper Corp. (a)	469,098

		9,228,625

	Biotechnology — 1.1%
13,990	Harvard Bioscience, Inc. *	43,929
55,204	Invitrogen Corp. *	4,597,941

		4,641,870

	Cellular & Wireless — 1.2%
280	Nextel Partners, Inc., Class A* (a)	7,048
15,007	NII Holdings, Inc. * (a)	959,548

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Cellular & Wireless continued
34,350	Telephone & Data Systems, Inc. (a)	$1,401,823
18,700	Telephone & Data Systems, Inc., Special Shares	716,958
18,000	U.S. Cellular Corp. * (a)	898,920
32,915	USA Mobility, Inc. * (a)	966,384

		4,950,681

	Chemicals & Rubber — 2.5%
16,900	A. Schulman, Inc.	302,341
3,401	American Pacific Corp. *	27,208
23,800	Arch Chemicals, Inc.	594,048
1,200	Bairnco Corp.	12,900
16,370	Bandag, Inc.	753,839
902	Crompton Corp. (a)	12,763
58,486	Eastman Chemical Co. (a)	3,225,503
3,200	FMC Corp. *	179,648
153,989	Hercules, Inc. * (a)	2,178,944
41,200	Hexcel Corp. *	697,104
105,870	Nalco Holding Co. *	2,078,228
1,360	PolyOne Corp. *	9,003
8,000	RPM International, Inc. (a)	146,080
7,800	Stepan Co.	172,380
100	USEC, Inc.	1,464

		10,391,453

	Commercial Aircraft & Components — 0.0%
5,720	BE Aerospace, Inc. *	89,404
4,070	Ladish Co., Inc. *	40,659
1,590	Triumph Group, Inc. *	55,268

		185,331

	Communications Utilities — 0.5%
1,700	Atlantic Tele-Network, Inc. (a)	48,960
3,948	Audible, Inc. * (a)	68,577
1,040	CNET Networks, Inc. * (a)	12,210
27,600	CT Communications, Inc. (a)	360,180
139,700	EarthLink, Inc. * (a)	1,209,801
4,700	Hector Communications Corp.	107,489
22,050	Premiere Global Services, Inc. *	248,945

		2,056,162

	Construction & Homebuilding — 2.8%
5,900	Beazer Homes USA, Inc. (a)	337,185
8,400	Brookfield Homes Corp. (a)	383,040
402	Cavco Industries, Inc. * (a)	11,328
30,000	Granite Construction, Inc. (a)	843,000
50,800	Hovnanian Enterprises, Inc., Class A* (a)	3,312,160
34,670	M.D.C. Holdings, Inc. (a)	2,851,608
1,300	M/ I Homes, Inc. (a)	70,330
400	Meadow Valley Corp. *	2,708
4,700	Meritage Corp. *	373,650
31,830	Ryland Group, Inc. (a)	2,414,942
5,300	Sterling Construction Co., Inc. *	41,817
13,425	Technical Olympic USA, Inc. (a)	325,959
8,310	Willbros Group, Inc. * (a)	118,999
5,500	William Lyon Homes, Inc. *	533,555

		11,620,281

	Construction Materials — 1.1%
3,800	Ameron International Corp.	142,120
900	Apogee Enterprises, Inc.	13,833
20,780	Compass Minerals International, Inc.	486,252
3,500	Eagle Materials, Inc. (a)	324,065
3,389	ElkCorp	96,756
7,050	Florida Rock Industries, Inc.	517,118
4,800	Martin Marietta Materials, Inc.	331,776
19,500	MDU Resources Group, Inc. (a)	549,315
5,500	Oil-Dri Corp. of America	99,165
79,528	Owens-Illinois, Inc. *	1,992,176
22,370	U.S. Concrete, Inc. *	144,734
3,800	United States Lime & Minerals, Inc. *	63,840

		4,761,150

	Consumer Durables — 0.4%
2,034	Boston Acoustics, Inc. (a)	35,233
20,500	Brunswick Corp. (a)	888,060
15,700	Coachmen Industries, Inc.	196,721
400	Marine Products Corp. (a)	5,820
200	Polaris Industries, Inc. (a)	10,800
19,136	Universal Electronics, Inc. *	317,466

		1,454,100

	Drugs & Pharmaceuticals — 1.1%
48,960	Dade Behring Holdings, Inc.	3,182,889
5,200	E-Z-EM, Inc. (a)	72,852
32,930	First Horizon Pharmaceutical Corp. * (a)	626,987
8,399	Immucor, Inc. * (a)	243,151
1,740	Inverness Medical Innovations, Inc. *	47,502
400	Lifecore Biomedical, Inc. *	4,360
8,000	Matrixx Initiatives, Inc. * (a)	88,000
100	Natural Alternative International, Inc. *	821
13,440	Nature’s Sunshine Products, Inc.	234,394
1,160	United Therapeutics Corp. * (a)	55,912
18,600	Weider Nutrition International, Inc. *	83,142

		4,640,010

	Electric Utilities — 3.5%
68,400	Alliant Energy Corp.	1,925,460
47,700	Avista Corp.	886,743
17,800	Central Vermont Public Service Corp.	329,300
11	CH Energy Group, Inc.	535
74,100	Cleco Corp.	1,598,337

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Electric Utilities continued
900	CMS Energy Corp. * (a)	$13,554
34,200	Duquesne Light Holdings, Inc. (a)	638,856
46,700	El Paso Electric Co. * (a)	955,015
71,700	Energy East Corp.	2,077,866
600	Florida Public Utilities Co.	11,406
5,900	Green Mountain Power Corp.	176,056
9,032	Pinnacle West Capital Corp.	401,472
11,622	PNM Resources, Inc. (a)	334,830
106,500	Sierra Pacific Resources * (a)	1,325,925
9,590	UIL Holdings Corp.	516,038
123,580	Westar Energy, Inc. (a)	2,969,627
9,600	Wisconsin Energy Corp.	374,400

		14,535,420

	Financial Investments — 1.4%
2,875	Aaron Rents, Inc.	71,559
1,240	Aaron Rents, Inc., Class A	28,210
48,000	American Capital Strategies Ltd.	1,733,280
1,500	California First National Bancorp	17,175
300	Capital Southwest Corp.	26,901
21,630	Choice Hotels International, Inc. (a)	1,421,091
11,300	Electro Rent Corp. *	164,302
4,200	ePlus, Inc. *	48,300
2,646	G-III Apparel Group Ltd. *	24,714
20,900	Jackson Hewitt Tax Service, Inc.	494,076
25,580	MCG Capital Corp.	436,906
820	McGrath Rentcorp	19,434
22,610	Price Communications Corp. *	391,153
100	SurModics, Inc. * (a)	4,337
2,900	TC Pipelines LP	96,135
15,800	Universal Compression Holdings, Inc. * (a)	572,592
7,600	Willis Lease Finance Corp. *	60,800

		5,610,965

	Forest Products & Paper — 0.5%
22,309	Chesapeake Corp.	467,150
6,900	CSS Industries, Inc.	233,496
1,499	DSG International Ltd. *	6,536
19,856	Glatfelter	246,214
10,000	Greif, Inc., Class A (a)	611,001
11,500	Lydall, Inc. *	99,130
4,600	Mod-Pac Corp. *	75,440
3,600	Nashua Corp. *	34,020
4,400	Packaging Dynamics Corp.	61,591
800	Sonoco Products Co.	21,200
6,000	Universal Forest Products, Inc.	248,700

		2,104,478

	Furniture & Household Items — 1.3%
12,000	A.T. Cross Co., Class A *	51,120
6,500	Aldila, Inc. (a)	127,140
1,400	American Biltrite, Inc. *	13,013
600	American Locker Group, Inc. *	3,066
9,840	Atlantis Plastics, Inc., Class A (a)	75,473
6,600	AZZ, Inc. * (a)	114,180
14,700	Bassett Furniture Industries, Inc.	277,242
2,200	Blyth, Inc.	61,710
27,251	Central Garden & Pet Co. * (a)	1,338,569
3,050	Channell Commercial Corp. *	22,875
1,300	Chase Corp.	18,200
1,100	Chromcraft Revington, Inc. *	15,015
10,000	Communications Systems, Inc.	102,700
2,400	Flexsteel Industries, Inc.	33,768
7,299	GameTech International, Inc.	20,072
916	Genlyte Group, Inc. *	44,646
10,100	Jacuzzi Brands, Inc. * (a)	108,373
32,167	JAKKS Pacific, Inc. * (a)	617,928
29,612	K2, Inc. * (a)	375,480
5,500	Kimball International, Inc., Class B (a)	72,600
1,300	Knape & Vogt Manufacturing Co.	15,535
6,300	Lamson & Sessions Co. *	74,466
12,200	LSI Industries, Inc. (a)	170,068
6,100	Movado Group, Inc.	115,168
4,900	National Presto Industries, Inc.	215,943
4,200	Preformed Line Products Co.	171,360
4,728	RC2 Corp. *	177,631
15,330	Thomas & Betts Corp. *	432,919
21,774	Tredegar Corp. (a)	339,674
5,610	West Pharmaceutical Services, Inc.	157,361
1,000	Yankee Candle Co., Inc. (a)	32,100

		5,395,395

	Gas & Other Public Utilities — 1.1%
44,670	Atmos Energy Corp.	1,286,496
15,700	California Water Service Group	589,378
6,700	Chesapeake Utilities Corp.	204,685
17,700	Clean Harbors, Inc. * (a)	383,736
2,940	ONEOK, Inc. (a)	95,991
2,360	RGC Resources, Inc.	61,950
2,500	SJW Corp.	117,525
20,200	South Jersey Industries, Inc.	1,234,624
1,000	Synagro Technologie, Inc. *	4,830
21,660	Vectren Corp.	622,292
10,270	Waste Industries USA, Inc.	145,218

		4,746,725

	Government Aircraft & Defense — 0.2%
1,860	Allied Defense Group, Inc. *	42,817
15,420	EDO Corp.	461,212
9,800	Innovative Solutions & Support, Inc. * (a)	328,986
2,400	Todd Shipyards Corp.	45,432

		878,447

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock continued
	Health Care & Hospital — 2.8%
26,300	Allied Healthcare International, Inc. *	$186,204
6,100	American Shared Hospital Services	37,332
1,600	Community Health Systems, Inc. *	60,464
105,122	Health Net, Inc. * (a)	4,011,455
25,550	Humana, Inc. *	1,015,357
40,700	Kindred Healthcare, Inc. * (a)	1,612,127
7,400	LifePoint Hospitals, Inc. *	373,848
330	Manor Care, Inc.	13,111
7,600	MedCath Corp. *	211,204
9,600	MEDTOX Scientific, Inc. *	73,920
1,750	National Dentex Corp. *	32,218
5,114	National Healthcare Corp.	180,575
1,991	National Home Health Care Corp.	24,270
450	Option Care, Inc.	6,345
3,300	Pediatric Services of America, Inc. *	39,897
15,800	RehabCare Group, Inc. *	422,334
8,400	Res-Care, Inc. *	113,904
57,600	Triad Hospitals, Inc. *	3,147,264

		11,561,829

	Information & Services — 4.4%
900	Ablest, Inc. *	6,147
20,300	ABM Industries, Inc. (a)	395,850
5,100	Ambassadors Groups, Inc.	189,669
3,000	American Dental Partners, Inc. *	73,230
28,100	American Retirement Corp. *	410,822
5,100	Angelica Corp. (a)	125,001
1,480	Asset Acceptance Capital Corp. *	38,347
1,200	Barrett Business Services, Inc. *	18,048
7,114	Butler International, Inc. *	27,104
20,260	Carriage Services, Inc. * (a)	122,573
250	Cass Information Systems, Inc.	10,251
35,412	Century Business Services, Inc. *	143,419
90,519	CheckFree Corp. *	3,083,076
2,201	Cornell Cos., Inc. * (a)	29,625
5,783	Discovery Partners International *	16,539
16,800	Dun & Bradstreet Corp. *	1,035,720
3,105	eLoyalty Corp. *	18,288
23,100	Equifax, Inc. (a)	824,901
2,300	Forrester Research, Inc. * (a)	41,009
900	Franklin Covey Co. *	6,858
2,760	G & K Services, Inc., Class A	104,135
1,700	Hallwood Group, Inc. *	145,350
29,800	Harte-Hanks, Inc. (a)	885,954
2,345	Heidrick & Struggles International, Inc. * (a)	61,158
18,018	Hudson Highland Group, Inc. *	280,901
5,100	Jones Lang LaSalle, Inc. *	225,573
16,600	Kelly Services, Inc., Class A	475,424
6,600	Kendle International, Inc. *	99,990
12,610	Korn/ Ferry International * (a)	223,828
1,400	Labor Ready, Inc. * (a)	32,634
36,475	Laureate Education, Inc. *	1,745,693
12,200	Layne Christensen Co. *	242,353
9,000	Mac-Gray Corp. *	82,530
11,700	MAXIMUS, Inc.	412,893
9,536	Metal Management, Inc. (a)	184,522
6,530	Michael Baker Corp. *	116,626
600	Midas, Inc. * (a)	13,800
3,300	Monro Muffler Brake, Inc. *	97,383
74,536	MPS Group, Inc. * (a)	702,129
10,660	National Technical Systems, Inc. *	50,635
4,277	Navigant International, Inc. * (a)	62,829
20,997	NCO Group, Inc. * (a)	454,165
3,600	Nobel Learning Communities, Inc. *	31,212
3,100	Opinion Research Corp. *	23,095
12,500	PAREXEL International Corp. * (a)	248,125
29,948	Per-Se Technologies, Inc. * (a)	629,507
21,485	Pharmaceutical Product Development, Inc. *	1,006,787
8,018	RCM Technologies, Inc. *	34,838
22,371	Schnitzer Steel Industries, Inc., Class A (a)	530,193
1,375	Security National Financial Corp., Class A *	4,524
300	SOURCECORP, Inc. *	5,946
6,100	Steiner Leisure Ltd. *	226,127
17,710	TeleTech Holdings, Inc. * (a)	144,337
7,036	The Brink’s Co.	253,296
26,600	URS Corp. * (a)	993,510
5,162	Vertrue, Inc. * (a)	201,112
6,800	Volt Information Sciences, Inc. *	161,364
1,900	Watson Wyatt & Co. Holdings (a)	48,697
9,049	West Corp. *	347,482

		18,207,134

	Instruments — 4.8%
4,800	Allied Healthcare Products, Inc. *	23,568
73,610	American Medical Systems Holdings, Inc. * (a)	1,520,047
9,300	American Science & Engineering, Inc. * (a)	412,548
4,685	Armor Holdings, Inc. * (a)	185,573
1,200	Arrow International, Inc. (a)	38,280
600	Atrion Corp.	44,730
39,100	Bausch & Lomb, Inc. (a)	3,245,300
1,200	Beckman Coulter, Inc. (a)	76,284
3,779	Bio-Logic Systems Corp. *	23,728
28,800	Checkpoint Systems, Inc. * (a)	509,760

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Instruments continued
12,729	Compex Technologies, Inc. *	$52,443
16,948	CONMED Corp. *	521,490
14,583	Datascope Corp.	486,343
30,300	DJ Orthopedics, Inc. * (a)	831,129
70,980	Edwards Lifesciences Corp. *	3,053,560
400	Enpath Medical, Inc. *	2,180
12,900	Esterline Technologies Corp. *	517,032
7,900	Frequency Electronics, Inc.	102,700
10,400	Haemonetics Corp. *	422,656
9,757	Integra LifeSciences Holdings *	284,904
21,200	Invacare Corp. (a)	940,432
1,400	Iridex Corp. *	8,470
2,100	K-Tron International, Inc. *	61,530
9,200	LeCroy Corp. *	126,500
1,308	Mesa Laboratories, Inc.	18,220
5,902	Misonix, Inc. *	35,707
1,900	MOCON, Inc.	17,860
8,292	Molecular Devices Corp. *	179,356
24,060	MTS Systems Corp.	807,935
1,800	New Brunswick Scientific Co., Inc. *	9,738
1,800	O.I. Corp. *	21,960
6,400	Oakley, Inc. (a)	108,992
410	Orthofix International NV *	17,646
10,200	Perceptron, Inc. *	69,258
11,870	PerkinElmer, Inc.	224,343
6,420	Respironics, Inc. *	231,826
600	Schmitt Industries, Inc. *	4,919
2,812	Span-America Medical Systems, Inc.	29,526
56,200	Teleflex, Inc. (a)	3,336,594
6,746	Thoratec Corp. * (a)	103,484
31,730	Viasys Healthcare, Inc. * (a)	716,781
7,500	Vital Signs, Inc.	324,900

		19,750,232

	Insurance — 7.4%
2,615	Alleghany Corp. *	776,655
12,364	American National Insurance Co.	1,418,027
11,019	American Physicians Capital, Inc. *	409,356
3,300	American Safety Insurance Holdings Ltd. *	50,226
52,978	AmerUs Group Co. (a)	2,545,593
13,067	Argonaut Group, Inc. * (a)	301,717
9,930	Bristol West Holdings, Inc.	181,719
43,220	CNA Financial Corp. * (a)	1,228,312
7,800	Commerce Group, Inc.	484,458
12,100	Delphi Financial Group, Inc., Class A	534,215
78,900	Endurance Specialty Holdings Ltd. (a)	2,983,998
1,300	FBL Financial Group, Inc., Class A	35,893
26,860	Great American Financial Resources, Inc.	532,097
73,220	HCC Insurance Holdings, Inc. (a)	2,772,841
39,939	Horace Mann Educators Corp. (a)	751,652
2,279	Kansas City Life Insurance Co.	109,506
52,175	Max Re Capital Ltd.	1,194,808
23,301	Meadowbrook Insurance Group, Inc. * (a)	122,097
400	Merchants Group, Inc.	9,722
4,111	Midland Co.	144,666
25,500	National Financial Partners Corp.	998,070
827	National Western Life Insurance Co., Class A *	160,347
4,000	NYMAGIC, Inc. (a)	93,400
2,560	Odyssey Re Holdings Corp. (a)	63,181
200	Ohio Casualty Corp. (a)	4,836
20,870	Old Republic International Corp.	527,802
30,890	PacifiCare Health Systems, Inc. *	2,207,091
26,229	Philadelphia Consolidated Holding Corp. * (a)	2,223,170
24,963	Presidential Life Corp.	427,117
25,000	PXRE Group Ltd.	630,500
56,140	Radian Group, Inc.	2,650,931
4,000	RTW, Inc. *	39,840
10,900	Scottish Re Group Ltd. (a)	264,216
10,900	Selective Insurance Group, Inc.	540,095
12,800	StanCorp Financial Group, Inc.	980,224
3,144	State Auto Financial Corp.	97,590
21,400	The Phoenix Cos, Inc. (a)	254,660
37,860	UICI	1,127,092
3,480	Unico American Corp. *	31,703
12,860	United America Indemnity Ltd., Class A * (a)	221,063
500	United American Healthcare Corp. *	1,100
6,100	United Fire & Casualty Co.	270,962
10,750	W. R. Berkley Corp. (a)	383,560
2,700	Zenith National Insurance Corp.	183,222

		30,969,330

	IT Hardware — 2.8%
1,380	American Technical Ceramics Corp. *	14,131
27,600	Amphenol Corp., Class A	1,108,692
17,000	Arris Group, Inc. *	148,070
44,476	Avocent Corp. *	1,162,603
2,300	Blonder Tongue Laboratories, Inc. *	6,095
3,691	Cobra Electronics Corp. *	26,428
861	Comtech Telecommunications Corp. *	28,094
50,036	Crown Castle International Corp. *	1,016,732
22,603	Digi International, Inc. *	268,072
500	Diodes, Inc. *	15,600
6,223	EMS Technologies, Inc. *	93,034

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, IT Hardware continued
23,930	Energy Conversion Devices, Inc. * (a)	$535,553
500	Espey Manufacturing & Electronics Corp.	15,400
4,500	Globecomm Systems, Inc. *	27,045
143,800	Harris Corp.	4,487,997
3,330	Imation Corp. (a)	129,171
5,550	MEMC Electronic Materials, Inc. *	87,524
1,400	Merrimac Industries, Inc. *	12,138
22,440	Microsemi Corp. *	421,872
625	Orbit International Corp. *	7,106
24,460	Photronics, Inc. * (a)	570,896
200	Semitool, Inc. *	1,908
9,965	Sparton Corp. *	98,554
65,686	Symmetricom, Inc. * (a)	681,164
4,000	Teledyne Technologies, Inc. * (a)	130,320
3,800	Trident Microsystems, Inc. * (a)	86,222
25,110	Virage Logic Corp. * (a)	258,633

		11,439,054

	Land & Water Transportation — 1.6%
3,476	Alexander & Baldwin, Inc. (a)	161,113
6,500	Celadon Group, Inc. *	110,760
18,332	CNF, Inc. (a)	823,106
5,200	Covenant Transport, Inc., Class A *	68,640
20,977	Frozen Food Express Industries, Inc. *	237,460
18,600	General Maritime Corp. (a)	788,640
6,600	Hub Group, Inc., Class A * (a)	165,330
882	Isramco, Inc. * (a)	8,732
2,630	Knightsbridge Tankers Ltd. (a)	99,835
1,250	Marten Transport Ltd. *	26,238
4,510	Nordic American Tanker Shipping Ltd. (a)	191,450
1,370	Overnite Corp.	58,883
40,700	Overseas Shipholding Group, Inc. (a)	2,427,754
8,237	Teekay Shipping Corp. (a)	361,604
6,700	Transport Corp. of America, Inc. *	45,560
5,240	U.S. Xpress Enterprises, Inc., Class A * (a)	62,408
300	USA Truck, Inc. *	7,425
41,100	Werner Enterprises, Inc. (a)	807,204

		6,452,142

	Metal Products & Machinery — 5.2%
2,600	Allied Motion Technologies, Inc. *	11,440
4,100	Astec Industries, Inc. *	95,079
2,900	Baldor Electric Co. (a)	70,528
8,910	Blount International, Inc. *	148,708
4,900	Bonso Electronics International, Inc.	25,132
6,110	Crown Holdings, Inc. *	86,945
15,983	Cummins, Inc. (a)	1,192,492
1,600	Eastern Co.	37,680
44,900	Energizer Holdings, Inc. * (a)	2,791,433
9,274	EnerSys * (a)	126,405
31,000	EnPro Industries, Inc. *	894,970
7,800	ESCO Technologies, Inc. *	786,240
2,806	Evans & Sutherland Computer Corp. *	14,451
7,442	Gehl Co. * (a)	289,791
9,700	Gerber Scientific, Inc. *	67,512
2,400	Greenbrier Cos., Inc. (a)	65,040
2,493	Hardinge, Inc.	35,027
2,200	International Aluminum Corp.	70,290
15,300	JLG Industries, Inc. (a)	420,444
99,468	Joy Global, Inc.	3,341,129
39,820	Kennametal, Inc.	1,825,747
8,200	L.S. Starrett Co., Class A	149,568
77,400	Lennox International, Inc.	1,638,558
800	Lincoln Electric Holdings, Inc.	26,520
1,300	Material Sciences Corp. * (a)	18,928
11,000	Mestek, Inc. *	280,390
16,700	NCI Building Systems, Inc. *	547,760
3,049	Q.E.P. Co., Inc. *	36,436
27,700	Regal-Beloit Corp. (a)	807,732
6,450	Rimage Corp. *	136,934
10,800	Robbins & Myers, Inc. (a)	232,308
2,340	Rofin-Sinar Technologies, Inc. *	76,752
7,000	SL Industries, Inc. *	126,770
4,907	Standard Motor Products, Inc. (a)	64,772
5,700	Standex International Corp.	161,937
1,157	TB Wood’s Corp.	6,543
900	Tecumseh Products Co., Class B	24,874
200	Tennant Co. (a)	7,082
94,000	Timken Co. (a)	2,171,400
16,800	Toro Co.	648,648
1,300	Twin Disc, Inc.	28,470
200	Velcro Industries N.V.	2,704
4,800	Water Pik Technologies, Inc. *	91,440
9,070	Woodward Governor Co.	762,152
32,600	York International Corp.	1,238,800

		21,683,961

	Miscellaneous Finance — 1.5%
22,650	A.G. Edwards, Inc. (a)	1,022,648
49,450	Affiliated Managers Group, Inc. * (a)	3,378,918
8,800	BKF Capital Group, Inc.	333,608
10,500	Cohen & Steers, Inc. (a)	216,405
90	Interactive Data Corp. (a)	1,870
35,430	Knight Capital Group, Inc., Class A * (a)	269,977
2,600	Nuveen Investments, Class A	97,812

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Miscellaneous Finance continued
15,100	Raymond James Financial, Inc. (a)	$426,575
22,600	SWS Group, Inc.	388,268

		6,136,081

	Oil & Coal Resources — 3.9%
5,500	ATP Oil & Gas Corp. *	128,700
1,270	Barnwell Industries, Inc.	84,138
12,600	Berry Petroleum Co., Class A (a)	666,288
13,000	Callon Petroleum Co. *	192,140
3,570	Carrizo Oil & Gas, Inc. * (a)	60,904
10,380	Chesapeake Energy Corp.	236,664
16,007	Comstock Resources, Inc. *	404,817
50,696	CONSOL Energy, Inc.	2,716,292
3,800	Eastern American Natural Gas Trust	106,932
11,400	Energy Partners Ltd. * (a)	298,794
6,400	Forest Oil Corp. *	268,800
2,000	Houston Exploration Co. * (a)	106,100
51,600	Massey Energy Co. (a)	1,946,352
12,500	Meridian Resource Corp. *	59,750
5,398	Noble Energy, Inc. (a)	408,359
90	Penn Virginia Corp.	4,020
5,800	Petrohawk Energy Corp. * (a)	62,640
9,000	Remington Oil & Gas Corp. *	321,300
3,955	Resource America, Inc., Class A	152,386
19,400	Southwestern Energy Co. *	911,412
26,200	Stone Energy Corp. *	1,281,180
12,600	Swift Energy Co. *	451,332
900	Tel Offshore Trust (a)	8,973
126,110	Ultra Petroleum Corp. * (a)	3,828,699
9,100	Vintage Petroleum, Inc.	277,277
27,932	Whiting Petroleum Corp. * (a)	1,014,211

		15,998,460

	Oil Distribution — 0.6%
5,500	Adams Resources & Energy, Inc.	109,450
38,800	Frontier Oil Corp.	1,138,780
1,180	Questar Corp.	77,762
22,600	Tesoro Petroleum Corp.	1,051,352

		2,377,344

	Oil Drilling & Services — 2.9%
154,600	Grant Prideco, Inc. *	4,089,170
10,300	Grey Wolf, Inc. * (a)	76,323
7,000	Hydril *	380,450
9,700	Lufkin Industries, Inc.	349,006
2,800	NATCO Group, Inc., Class A *	37,268
28,454	Newpark Resources, Inc. *	213,405
41,800	Oceaneering International, Inc. *	1,615,570
8,500	Oil States International, Inc. *	213,945
117	Patterson-UTI Energy, Inc. (a)	3,256
21,370	Pride International, Inc. *	549,209
11,694	TETRA Technologies, Inc. *	372,454
83,690	Tidewater, Inc. (a)	3,190,263
4,200	Veritas DGC, Inc. * (a)	116,508
33,457	W-H Energy Services, Inc. *	834,083

		12,040,910

	Photo-optical, Micros & Office Machinery — 2.1%
900	Ciprico, Inc. *	3,672
46,000	Diebold, Inc. (a)	2,075,060
800	General Binding Corp. *	17,536
7,000	Global Payment Technologies, Inc. *	28,420
3,400	Interphase Corp. *	21,250
50,600	M-Systems Flash Disk Pioneers Ltd. * (a)	970,002
4,500	PAR Technology Corp. *	144,000
3,800	Printronix, Inc.	63,536
7,242	SafeNet, Inc. * (a)	246,663
27,530	Storage Technology Corp. *	999,064
22,000	UNOVA, Inc. *	585,860
36,380	VASCO Data Security International, Inc. * (a)	352,886
227,800	Western Digital Corp. * (a)	3,057,075
9,349	X-Rite, Inc. (a)	107,607

		8,672,631

	Publishing, Broadcasting & Cinema — 1.6%
87,983	American Greetings Corp., Class A (a)	2,331,550
22,995	Bowne & Co., Inc.	332,508
2,800	Cadmus Communications Corp.	50,400
10,507	Central European Media Enterprises Ltd., Class A * (a)	508,329
4,690	Consolidated Graphics, Inc. *	191,211
320	Image Entertainment, Inc. *	899
2,300	Outlook Group Corp.	19,987
2,500	Point.360 *	7,600
103,720	Reader’s Digest Association, Inc.	1,711,380
22,904	Regent Communications, Inc. *	134,446
3,300	SBS Broadcasting SA *	155,529
23,823	Scholastic Corp. *	918,377
3,586	Tufco Technologies, Inc. *	22,233
5,100	World Wrestling Entertainment, Inc.	58,242

		6,442,691

	Real Estate Development — 0.8%
2,900	AMREP Corp.	74,675
4,557	Avatar Holdings, Inc. * (a)	229,080
5,800	Bluegreen Corp. *	100,978
20,600	Florida East Coast Industries, Inc.	891,979
3,200	ILX Resorts, Inc.	30,624
500	J.W. Mays, Inc. *	8,088
24,225	Levitt Corp., Class A	724,812

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Real Estate Development continued
600	Patriot Transportation Holding, Inc. *	$30,861
106,327	Stewart Enterprises, Inc., Class A (a)	695,379
10,466	Tarragon Corp. * (a)	264,267
8,000	United Capital Corp. *	207,600

		3,258,343

	Real Estate Investment Trusts — 5.2%
9,700	Bedford Property Investors, Inc. (a)	223,294
23,420	Brandywine Realty Trust (a)	717,823
65,600	Camden Property Trust (a)	3,526,000
16,964	Capital Automotive REIT (a)	647,516
42,200	CBL & Associates Properties, Inc. (a)	1,817,554
3,400	Commercial NET Lease Realty (a)	69,598
16,095	Correctional Properties Trust	455,489
10,600	CRT Properties, Inc. (a)	289,380
15,900	Entertainment Properties Trust (a)	731,400
2,500	Extra Space Storage, Inc. (a)	35,825
287,752	HRPT Properties Trust	3,576,756
100	Investors Real Estate Trust	966
52,300	Lexington Corporate Properties Trust (a)	1,271,413
20,370	LTC Properties, Inc.	421,659
1,300	Maguire Properties, Inc.	36,842
15,130	Mission West Properties, Inc. (a)	155,385
2,000	National Health Investors, Inc. (a)	56,140
7,300	National Health Realty, Inc.	135,853
12,400	One Liberty Properties, Inc.	256,804
11,669	Parkway Properties, Inc.	583,567
4,000	Pennsylvania Real Estate Investment Trust	190,000
4,900	Presidential Realty Corp., Class B	42,140
9,070	PS Business Parks, Inc.	403,162
1,600	Roberts Realty Investors, Inc. *	13,200
53,000	SL Green Realty Corp. (a)	3,418,500
125,200	Trizec Properties, Inc.	2,575,364
200	Urstadt Biddle Properties	3,308
1,900	Windrose Medical Properties Trust	26,657
5,402	Winston Hotels, Inc.	60,827

		21,742,422

	Restaurants, Hotels & Theaters — 3.4%
51,914	CBRL Group, Inc. (a)	2,017,378
7,355	Champps Entertainment, Inc. *	55,163
122	Checkers Drive-In Restaurants, Inc. *	1,662
75,862	CKE Restaurants, Inc. (a)	1,055,999
2,940	Darden Restaurants, Inc.	96,961
10,200	Dave & Buster’s, Inc. * (a)	188,088
32,750	Dollar Thrifty Automotive Group, Inc. *	1,243,845
4,600	Famous Dave’s of America, Inc. *	45,402
2,800	Fox & Hound Restaurant Group *	33,460
2,100	Frisch’s Restaurants, Inc.	52,500
18,900	Interstate Hotels & Resorts, Inc. *	92,799
13,752	Isle of Capri Casinos, Inc. * (a)	360,302
7,200	J. Alexander’s Corp. *	64,080
13,300	Jack in the Box, Inc. *	504,336
11,000	Lone Star Steakhouse & Saloon, Inc.	334,510
6,300	Luby’s, Inc. *	75,285
20,800	Marcus Corp.	441,376
2,800	Monarch Casino & Resort, Inc. * (a)	61,712
25,000	Movie Gallery, Inc. (a)	660,750
2,700	Nathan’s Famous, Inc. *	25,920
5,300	Orient- Express Hotels Ltd., Class A	167,851
14,552	Papa John’s International, Inc. * (a)	581,643
85,100	Penn National Gaming, Inc. *	3,106,150
23,600	Ryan’s Restaurant Group, Inc. *	330,636
4,500	Sands Regent *	43,875
3,400	Star Buffet, Inc.	26,316
31,800	Station Casinos, Inc.	2,111,520
11,800	Vail Resorts, Inc. *	331,580
9,290	Worldwide Restaurant Concepts, Inc. *	60,478

		14,171,577

	Retail — 6.9%
8,560	Advance Auto Parts, Inc. *	552,548
5,548	Aeropostale, Inc. *	186,413
68,234	American Eagle Outfitters, Inc. (a)	2,091,372
13,260	Barnes & Noble, Inc. *	514,488
5,413	Big Dog Holdings, Inc. *	33,831
34,530	Big Lots, Inc. * (a)	457,177
8,600	Blair Corp. (a)	339,700
9,400	Books-A-Million, Inc.	94,470
103,900	Borders Group, Inc.	2,629,709
15,730	Brown Shoe Co., Inc.	615,830
23,400	Burlington Coat Factory Warehouse Corp. (a)	997,776
8,250	Cato Corp., Class A	170,363
69,700	Charming Shoppes, Inc. *	650,301
31,720	Circuit City Stores, Inc.	548,439
5,597	Coldwater Creek, Inc. *	139,421
6,600	Conn’s, Inc. * (a)	161,502
4,800	Cost-U-Less, Inc. *	36,432
8,300	Dress Barn, Inc. * (a)	187,829

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Retail continued
15,400	EZCORP, Inc., Class A *	$165,088
30,410	Finish Line, Inc., Class A (a)	575,357
8,800	Finlay Enterprises, Inc. *	109,912
100	Foodarama Supermarkets, Inc. *	3,575
10,270	Foot Locker, Inc. (a)	279,549
9,100	GameStop Corp., Class A * (a)	297,661
3,663	GameStop Corp., Class B *	109,524
6,497	Gottschalks, Inc. *	73,091
25,198	GSI Commerce, Inc. * (a)	422,067
15,600	Guess?, Inc. * (a)	258,648
4,900	Hastings Entertainment, Inc. *	29,057
15,800	Insight Enterprises, Inc. *	318,844
17,200	Jo-Ann Stores, Inc. *	453,908
4,300	Jos. A. Bank Clothiers, Inc. *	186,190
7,590	Lithia Motors, Inc., Class A	218,972
28,000	Longs Drug Stores Corp.	1,205,400
16,400	Retail Ventures, Inc. * (a)	223,696
2,200	Ruddick Corp.	56,166
800	Rush Enterprises, Inc., Class B *	10,728
6,900	Shoe Carnival, Inc. *	150,144
1,801	Sport Chalet, Inc. *	32,133
16,184	Stage Store, Inc. *	705,622
39,073	Stein Mart, Inc.	859,606
23,000	SUPERVALU, Inc.	750,030
1,400	Syms Corp.	20,566
10,586	Systemax, Inc. * (a)	71,138
17,299	TBC Corp. *	469,322
6,000	The Bon-Ton Stores, Inc. (a)	116,100
400	The Buckle, Inc. (a)	17,736
5,900	The Children’s Place Retail Stores, Inc. * (a)	275,353
33,900	The Men’s Wearhouse, Inc. *	1,167,177
129,894	UGI Corp. (a)	3,624,042
46,013	Urban Outfitters, Inc. *	2,608,477
1,000	Village Super Market, Inc., Class A	53,800
16,000	Weis Markets, Inc.	620,640
55,170	Zale Corp. *	1,748,337

		28,695,257

	Soaps & Cosmetics — 0.3%
7,300	Chattem, Inc. * (a)	302,220
4,307	CPAC, Inc.	21,104
26,922	Elizabeth Arden, Inc. *	629,706
10,609	Parlux Fragrances, Inc. * (a)	293,551

		1,246,581

	Software — 6.8%
77,208	Activision, Inc. *	1,275,476
4,500	Allscripts Healthcare Solution, Inc. * (a)	74,745
19,250	American Software, Inc., Class A	111,265
200	ANSYS, Inc. *	7,102
7,562	Autodesk, Inc.	259,906
57,770	Borland Software Corp. *	396,302
4,580	CACI International, Inc., Class A *	289,273
41,900	Cerner Corp. * (a)	2,847,943
38,300	CIBER, Inc. * (a)	305,634
94,300	Cognizant Technology Solutions Corp., Class A * (a)	4,444,359
3,945	Computer Task Group, Inc. * (a)	14,241
20,900	Covansys Corp. * (a)	268,565
4,549	CSP, Inc. *	37,438
6,319	Dendrite International, Inc. * (a)	87,202
9,770	Edgewater Technology, Inc. * (a)	42,402
9,900	eFunds Corp. *	178,101
50,720	First American Corp. (a)	2,035,901
13,427	First Consulting Group, Inc. *	68,867
859	HMS Holdings Corp. *	5,721
29,570	IDX Systems Corp. * (a)	891,240
63,200	Internet Security Systems, Inc. *	1,282,328
14,100	John H. Harland Co. (a)	535,800
7,600	Keane, Inc. * (a)	104,120
25,700	Lightbridge, Inc. *	160,625
1,200	Manatron, Inc. *	11,316
4,500	ManTech International Corp., Class A *	139,680
2,442	Marchex, Inc., Class B * (a)	36,728
1,872	Micros Systems, Inc. *	83,772
13,567	Moldflow Corp. *	175,693
5,661	NetManage, Inc. *	36,230
1,250	NWH, Inc.	19,063
1,650	Pacific Internet Ltd. *	9,900
360	PDF Solutions, Inc. * (a)	4,723
30,500	Pegasus Solutions, Inc. * (a)	340,075
69,000	Perot Systems Corp., Class A * (a)	981,180
31,600	Phoenix Technologies Ltd. *	245,848
34,000	ProQuest Co. *	1,114,860
34,625	Radiant Systems, Inc. *	394,725
18,140	Redback Networks, Inc. * (a)	115,733
1,000	S1 Corp. * (a)	4,710
31,800	Source Interlink Cos., Inc. * (a)	393,366
16,810	SPSS, Inc. *	322,920
9,300	SRA International, Inc., Class A *	322,896
126,141	Sybase, Inc. * (a)	2,314,687
34,900	Sykes Enterprises, Inc. *	330,852
94,640	Take-Two Interactive Software, Inc. * (a)	2,408,588
11,000	TechTeam Global, Inc. *	143,440
52,400	THQ, Inc. * (a)	1,533,748
1,800	Tier Technologies, Inc., Class B * (a)	15,174
900	Tripos, Inc. *	3,339
19,300	TriZetto Group, Inc. * (a)	270,393
4,000	TSR, Inc.	24,000
3,300	Tyler Technologies, Inc. * (a)	24,948
11,700	Ulticom, Inc. *	124,137
25,599	Witness Systems, Inc. * (a)	466,670

		28,137,950

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock continued
	Textiles & Apparel — 2.7%
9,600	Ashworth, Inc. * (a)	$86,496
4,400	Coach, Inc. * (a)	147,708
3,300	Culp, Inc. * (a)	14,520
6,566	Cutter & Buck, Inc.	84,701
4,600	Deckers Outdoor Corp. * (a)	113,160
3,700	Decorator Industries, Inc. (a)	29,970
10,700	Dixie Group, Inc. *	188,427
7,500	Haggar Corp.	152,625
10,200	Hampshire Group Ltd. *	200,022
10,400	Hartmarx Corp. * (a)	104,728
1,074	K-Swiss, Inc., Class A	34,733
8,500	Kenneth Cole Productions, Inc.	264,520
81,420	Liz Claiborne, Inc.	3,237,260
2,700	McRae Industries, Inc., Class A	33,183
17,000	Phillips-Van Heusen Corp. (a)	555,730
32,600	Polo Ralph Lauren Corp.	1,405,386
10,500	Reebok International Ltd.	439,215
3,776	Rocky Shoes & Boots, Inc. *	117,996
7,194	Russell Corp. (a)	147,117
600	Skechers U.S.A., Inc., Class A * (a)	8,556
34,455	Stride Rite Corp.	475,134
4,764	Tandy Brands Accessories, Inc. (a)	51,928
48,070	Timberland Co., Class A *	1,861,271
64,100	Tommy Hilfiger Corp. *	882,016
1,853	Weyco Group, Inc.	36,513
20,600	Wolverine World Wide, Inc.	494,606

		11,167,521

	Wholesale — 2.5%
400	ADDvantage Technologies Group, Inc. *	1,480
4,680	All American Semiconductor, Inc. *	20,358
43,525	Applied Industrial Technologies, Inc. (a)	1,405,422
6,629	Aristotle Corp. *	46,072
62,850	Arrow Electronics, Inc. * (a)	1,707,005
36,350	Aviall, Inc. *	1,148,297
27,520	Avnet, Inc. * (a)	620,026
13,400	Beacon Roofing Supply, Inc. *	352,420
8,928	Bell Microproducts, Inc. * (a)	83,923
9,068	Central European Distribution Corp. * (a)	338,508
1,900	Coast Distribution System, Inc.	9,500
2,800	Delta Apparel, Inc.	36,204
15,340	Department 56, Inc. *	157,235
1,850	DXP Enterprises, Inc. *	12,617
2,700	First Aviation Services, Inc. *	10,800
4,614	GTSI Corp. *	38,066
28,900	Handleman Co.	477,139
16,701	Huttig Building Products, Inc. * (a)	182,208
8,000	IKON Office Solutions, Inc. (a)	76,080
5,663	Industrial Distribution Group, Inc. *	53,515
3,100	Lawson Products, Inc.	120,342
10,000	Lazare Kaplan International, Inc. *	102,000
1,490	LKQ Corp. *	40,454
3,200	NACCO Industries, Inc., Class A	343,104
15,700	Nash Finch Co. (a)	576,818
1,200	P & F Industries, Inc. *	20,016
14,400	Pomeroy IT Solutions, Inc. *	145,872
8,853	Spartan Stores, Inc. *	129,874
2,640	TESSCO Technologies, Inc. *	35,191
12,100	Valley National Gases, Inc.	184,525
15,479	Ventiv Health, Inc. * (a)	298,435
100	Watsco, Inc., Class B	4,325
45,750	WESCO International, Inc. *	1,435,635

		10,213,466

	Total Common Stock (Cost $371,105,656)	411,848,584

	Repurchase Agreement — 3.2%
$13,208,000	State Street Bank dated 6/30/05, due 7/1/05 at 2.00% with a maturity value of $13,208,734 (Fully collateralized by Fannie Mae and Federal Home Loan Bank)	13,208,000

	Total Repurchase Agreement (Cost $13,208,000)	13,208,000

	Securities Held as Collateral for Securities Lending — 8.7%
35,886,772	State Street Navigator Securities Lending Prime Portfolio	35,886,772

	Total Securities Held as Collateral for Securities Lending (Cost 35,886,772)	35,886,772

	Total Investments (Cost $420,200,428) (b) — 111.3%	$460,943,356

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All or a portion of this security was on loan as of June 30, 2005.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follow:

Unrealized appreciation	$49,703,093
Unrealized depreciation	(8,960,165)

Net unrealized appreciation	$40,742,928

Laudus Trust
Laudus Rosenberg U.S. Small Capitalization Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 100.0%
	Agriculture, Food & Beverage — 3.5%
31,555	Andersons, Inc.	$1,129,985
356,500	Chiquita Brands International, Inc. (a)	9,789,490
14,736	Diedrich Coffee, Inc. *	69,554
196,950	Flowers Foods, Inc. (a)	6,964,152
2,140	Glacier Water Services, Inc. *	46,930
8,254	J & J Snack Foods Corp.	432,097
156,800	Lance, Inc. (a)	2,698,528
69,800	National Beverage Corp. *	557,004
307,500	Ralcorp Holdings, Inc. (a)	12,653,624
4,580	Seaboard Corp.	7,621,120
400	Seneca Foods Corp., Class B *	6,500
137,388	Zapata Corp. *	838,067

		42,807,051

	Airlines — 0.7%
10,944	Air Methods Corp. *	87,333
89,430	AirNet Systems, Inc. * (a)	376,500
257,500	Alaska Air Group, Inc. * (a)	7,660,625
101,530	MAIR Holdings, Inc. *	897,525
4,140	Offshore Logistics, Inc. * (a)	135,958

		9,157,941

	Autos — 0.4%
77,685	Aftermarket Technology Corp. * (a)	1,354,049
97,900	R&B, Inc. *	1,374,515
7,900	Sequa Corp., Class A *	522,743
5,082	Spartan Motors, Inc.	54,784
36,524	Supreme Industries, Inc., Class A	267,356
51,091	Sypris Solutions, Inc. (a)	631,996
16,840	TransPro, Inc. *	105,924

		4,311,367

	Banks & Credit Institutions — 8.2%
35,508	1st Source Corp.	814,554
156,255	Accredited Home Lenders Holding	6,875,220
	Co. * (a)
178,531	Advanta Corp., Class A	4,591,817
5,400	American Community Bancshares, Inc.	93,420
7,611	AmeriServ Financial, Inc. *	40,719
100,567	Anchor BanCorp Wisconsin, Inc. (a)	3,043,157
100	Auburn National Bancorporation, Inc.	2,134
755	Bancorp Rhode Island, Inc. (a)	27,633
77,871	Banner Corp.	2,181,167
20,100	Berkshire Bancorp, Inc.	366,825
50,300	Berkshire Hills Bancorp, Inc. (a)	1,675,996
16,761	BNCCORP, Inc. *	243,035
301	BOE Financial Services of Virginia, Inc.	9,632
5,473	Britton & Koontz Capital Corp. (a)	107,271
500	Camco Financial Corp.	6,800
6,000	Camden National Corp.	196,500
24,619	Capital Crossing Bank * (a)	839,508
22,600	Carver Bancorp, Inc.	384,652
300	Central Bancorp, Inc.	7,764
10,100	Centrue Financial Corp. *	258,560
19,042	CFS Bancorp, Inc.	252,878
4,106	Colony Bankcorp, Inc. (a)	123,344
13,690	Commercial Federal Corp.	461,079
1,030	Community Bank Shares of Indiana, Inc.	23,948
100	Community Bankshares, Inc.	1,750
1,900	Community Capital Corp.	42,085
97	Community Central Bank Corp.	1,517
2,175	Community Financial Corp.	48,046
11,000	Community West Bancshares	134,200
61,138	CompuCredit Corp. *	2,095,811
38,827	Consumer Portfolio Services, Inc. * (a)	175,886
289	Cooperative Bankshares, Inc. (a)	5,401
8,600	Corus Bankshares, Inc. (a)	477,214
36,907	Cowlitz Bancorp *	445,467
1,473	Crescent Banking Co. (a)	45,206
4,028	Dearborn Bancorp, Inc. *	104,320
19,679	Desert Community Bank	513,622
2,089	ECB Bancorp, Inc.	61,103
4,000	EFC Bancorp, Inc.	135,920
10,900	Elmira Savings Bank, FSB (a)	288,259
150	Federal Agricultural Mortgage Corp., Class C	3,308
9,457	Fidelity Southern Corp. (a)	146,111
2,646	First Bancorp of Indiana, Inc.	52,311
11,901	First Bancshares, Inc.	238,020
12,550	First BancTrust Corp.	158,381
64,226	First Citizens BancShares, Inc., Class A (a)	9,283,868
641	First Defiance Financial Corp.	17,108
14,584	First Federal Bancshares of Arkansas, Inc.	327,411
1,050	First Federal Bancshares, Inc.	22,097
5,999	First Federal Bankshares, Inc.	123,729
1,753	First Indiana Corp. (a)	52,012
5,093	First Mariner Bancorp *	82,558
59,056	First Place Financial Corp. (a)	1,186,435
4,000	First Regional Bancorp *	264,600
300	First West Virginia Bancorp, Inc.	5,940
1,300	FirstBank NW Corp.	35,230
8,426	FirstFed Bancorp, Inc.	74,991
82,300	FirstFed Financial Corp. * (a)	4,905,903
580	FMS Financial Corp.	10,086
300	Glen Burnie Bancorp	6,390

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
1,900	Great Pee Dee Bancorp, Inc.	$29,431
8,200	GS Financial Corp.	146,862
2,842	Guaranty Federal Bancshares, Inc. (a)	65,622
25,078	Habersham Bancorp	543,440
23,406	HF Financial Corp.	510,953
9,400	Hingham Institution for Savings	399,500
16,930	HMN Financial, Inc.	532,956
6,123	Horizon Bancorp (a)	158,280
14,818	Integra Bank Corp.	335,183
45,140	Intervest Bancshares Corp. *	821,548
2,509	ITLA Capital Corp. *	135,235
2,100	Lincoln Bancorp	35,700
4,459	Long Island Financial Corp.	140,904
3,698	LSB Financial Corp.	102,619
12,169	Massbank Corp. (a)	421,656
11,476	Matrix Bancorp, Inc. *	143,450
300	Mayflower Co-operative Bank	4,287
21,129	Medallion Financial Corp.	199,669
2,400	Meta Financial Group, Inc.	48,000
100	MetroCorp Bancshares, Inc. (a)	2,115
3,400	MFB Corp.	83,946
14,119	MidWestOne Financial Group, Inc.	261,907
11,016	National Mercantile Bancorp *	166,870
10,030	New Hampshire Thrift Bancshares, Inc.	151,754
13,650	North Valley Bancorp (a)	234,098
14,700	Northway Financial, Inc.	470,400
43,897	Pacific Mercantile Bancorp *	618,948
12,608	Park Bancorp, Inc.	384,544
1,900	Parkvale Financial Corp.	51,585
11,990	Patriot National Bancorp, Inc.	230,927
2,466	PennFed Financial Services, Inc. (a)	41,626
1,414	Peoples Bancorp of North Carolina	26,025
900	Peoples Bancorp, Inc.	17,928
7,300	Peoples BancTrust Co., Inc.	116,800
3,000	Peoples Community Bancorp	59,760
1,197	Peoples Financial Corp.	21,905
1,600	Pinnacle Bancshares, Inc.	22,600
19,597	Pocahontas Bancorp, Inc.	289,448
2,200	Premier Financial Bancorp, Inc. *	28,600
327	Princeton National Bancorp, Inc.	10,261
46,266	Provident Bankshares Corp.	1,476,348
35,153	Provident Financial Holdings, Inc.	988,151
21,070	Provident New York Bancorp	255,158
44,225	PSB Bancorp, Inc. *	563,869
8,250	QCR Holdings, Inc.	173,250
91,120	R & G Financial Corp., Class B (a)	1,611,913
34,539	Republic Bancorp, Inc., Class A (a)	749,842
5,061	Republic First Bancorp, Inc. *	68,324
393	South Street Financial Corp.	3,763
14,938	Southern Missouri Bancorp, Inc.	219,215
2,214	Southside Bancshares, Inc. (a)	45,387
88,793	Sterling Financial Corp. *	3,320,858
95,355	SVB Financial Group * (a)	4,567,505
16,178	Team Financial, Inc. (a)	228,110
3,900	Teche Holding Co.	141,375
10,166	TF Financial Corp. (a)	284,750
9,317	The Banc Corp. *	98,574
20,500	Timberland Bancorp, Inc. (a)	461,353
145,500	UMB Financial Corp. (a)	8,297,865
300	Union Community Bancorp	4,938
11,288	United Bancshares, Inc.	168,868
17,280	United Community Financial Corp. (a)	189,043
3,687	United Financial Corp.	89,004
18,202	Unity Bancorp, Inc.	217,693
49,814	Wainwright Bank & Trust Co.	555,427
305,100	Walter Industries, Inc. (a)	12,265,019
8,397	Washington Banking Co.	127,215
10,700	Washington Savings Bank, F.S.B	98,975
4,964	Wells Financial Corp.	146,314
188,300	Westcorp	9,870,685
52,050	World Acceptance Corp. *	1,564,103
10,114	WSFS Financial Corp. (a)	553,337
252	WVS Financial Corp.	4,271

		101,677,753

	Basic Minerals & Metals — 1.7%
4,590	Aleris International, Inc. *	103,505
6,000	Allegheny Technologies, Inc.	132,360
15,230	Cleveland-Cliffs, Inc. (a)	879,685
10,633	Insteel Industries, Inc.	133,976
61,200	L.B. Foster Co., Class A * (a)	569,160
11,800	Lone Star Technologies, Inc. * (a)	536,900
43,927	Northwest Pipe Co. *	1,021,303
160,000	NS Group, Inc. * (a)	5,201,599
104,399	Olympic Steel, Inc. * (a)	1,389,551
130,580	Quanex Corp.	6,922,045
10,160	Reliance Steel & Aluminum Co. (a)	376,631
14,542	Roanoke Electric Steel Corp.	240,234
242,476	Ryerson Tull, Inc. (a)	3,460,133
1,000	Synalloy Corp. *	10,150

		20,977,232

	Biotechnology — 0.0%
141,547	Harvard Bioscience, Inc. * (a)	444,458

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock continued
	Cellular & Wireless — 0.4%
160,887	USA Mobility, Inc. * (a)	$4,723,642

	Chemicals & Rubber — 3.1%
354,582	A. Schulman, Inc.	6,343,472
77,136	American Pacific Corp. * (a)	617,088
201,070	Arch Chemicals, Inc. (a)	5,018,707
16,400	Bairnco Corp.	176,300
347,613	Crompton Corp. (a)	4,918,724
805,600	Hercules, Inc. * (a)	11,399,241
259,000	Hexcel Corp. * (a)	4,382,280
3,607	LESCO, Inc. * (a)	45,430
35,073	LSB Industries, Inc. *	254,279
19,200	Stepan Co. (a)	424,320
278,400	Terra Industries, Inc. * (a)	1,895,904
82,180	Westlake Chemical Corp.	2,013,410

		37,489,155

	Commercial Aircraft & Components — 0.1%
116,635	BE Aerospace, Inc. *	1,823,005
2	Ladish Co., Inc. *	20

		1,823,025

	Communications Utilities — 1.0%
27,300	Atlantic Tele-Network, Inc.	786,240
11,511	Audible, Inc. * (a)	199,946
34,476	CT Communications, Inc.	449,912
32,657	D&E Communications, Inc.	316,773
1,093,026	EarthLink, Inc. * (a)	9,465,604
23,720	Golden Telecom, Inc.	727,730
19,500	Hector Communications Corp.	445,965
23,427	Zoom Technologies, Inc. * (a)	52,711

		12,444,881

	Construction & Homebuilding — 2.1%
143,200	Brookfield Homes Corp. (a)	6,529,920
590	Cavco Industries, Inc. *	16,626
346,300	Granite Construction, Inc.	9,731,030
49,800	Sterling Construction Co., Inc. *	392,922
62,349	Technical Olympic USA, Inc. (a)	1,513,834
139,760	Willbros Group, Inc. * (a)	2,001,363
53,200	William Lyon Homes, Inc. *	5,160,932

		25,346,627

	Construction Materials — 0.8%
52,000	Ameron International Corp. (a)	1,944,800
225,250	Compass Minerals International, Inc.	5,270,850
6,600	Continental Materials Corp. * (a)	197,670
3,200	Devcon International Corp. *	33,600
1,500	Oil-Dri Corp. of America	27,045
17,464	Patrick Industries, Inc. *	170,973
55,497	Rock of Ages Corp.	344,081
225,190	U.S. Concrete, Inc. * (a)	1,456,979
4,802	United States Lime & Minerals, Inc. *	80,674

		9,526,672

	Consumer Durables — 0.3%
13,478	Boston Acoustics, Inc.	233,466
143,200	Coachmen Industries, Inc. (a)	1,794,296
87,614	Universal Electronics, Inc. *	1,453,516

		3,481,278

	Drugs & Pharmaceuticals — 3.1%
668	BioSource International, Inc. *	7,047
95,100	E-Z-EM, Inc.	1,332,351
262,244	First Horizon Pharmaceutical Corp. * (a)	4,993,126
265,653	Immucor, Inc. * (a)	7,690,654
25,960	Inverness Medical Innovations, Inc. * (a)	708,708
12,240	Lifecore Biomedical, Inc. *	133,416
43,271	Matrixx Initiatives, Inc. * (a)	475,981
1,200	Natural Alternative International, Inc. *	9,852
127,260	Nature’s Sunshine Products, Inc. (a)	2,219,414
6,191	Polydex Pharmaceuticals Ltd. *	30,491
194,249	United Therapeutics Corp. * (a)	9,362,802
259,316	Ventana Medical Systems, Inc. * (a)	10,432,283
257,400	Weider Nutrition International, Inc. *	1,150,578

		38,546,703

	Electric Utilities — 2.1%
205,600	Avista Corp. (a)	3,822,104
64,500	Central Vermont Public Service Corp.	1,193,250
77,085	CH Energy Group, Inc. (a)	3,748,644
305,200	Duquesne Light Holdings, Inc. (a)	5,701,136
97,600	El Paso Electric Co. *	1,995,920
400	Florida Public Utilities Co.	7,604
4,000	Green Mountain Power Corp.	119,360
137,800	UIL Holdings Corp.	7,415,018
81,870	Westar Energy, Inc. (a)	1,967,336

		25,970,372

	Financial Investments — 1.4%
86,650	Aaron Rents, Inc. (a)	2,156,719
36,431	California First National Bancorp	417,135
100	Capital Southwest Corp.	8,967
700	Cherokee, Inc. (a)	24,234
65,256	Electro Rent Corp. *	948,822
25,869	ePlus, Inc. *	297,494
51,014	G-III Apparel Group Ltd. *	476,471

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Financial Investments continued
9,370	Jackson Hewitt Tax Service, Inc.	$221,507
279,202	MCG Capital Corp. (a)	4,768,769
303,605	Price Communications Corp. * (a)	5,252,366
2,277	Shenandoah Telecommunications Co.	90,511
700	SurModics, Inc. * (a)	30,359
39,800	Universal Compression Holdings, Inc. * (a)	1,442,352
66,388	Willis Lease Finance Corp. * (a)	531,104

		16,666,810

	Forest Products & Paper — 0.9%
6,910	Chesapeake Corp.	144,695
67,800	CSS Industries, Inc. (a)	2,294,352
4,900	DSG International Ltd. *	21,364
2,410	Nashua Corp. *	22,775
1,440	Schweitzer-Mauduit International, Inc. (a)	44,827
201,730	Universal Forest Products, Inc.	8,361,709

		10,889,722

	Furniture & Household Items — 3.0%
69,600	A.T. Cross Co., Class A *	296,496
38,429	Aldila, Inc. (a)	751,671
26,260	American Biltrite, Inc. *	244,087
16,100	American Locker Group, Inc. *	82,271
4,300	Atlantis Plastics, Inc., Class A (a)	32,981
103,716	Bassett Furniture Industries, Inc. (a)	1,956,084
164,299	Central Garden & Pet Co. * (a)	8,070,366
3,197	Channell Commercial Corp. *	23,978
8,700	Chase Corp.	121,800
12,200	Chromcraft Revington, Inc. *	166,530
59,900	Communications Systems, Inc.	615,173
29,048	Flexsteel Industries, Inc.	408,705
21,961	GameTech International, Inc.	60,393
130,400	Genlyte Group, Inc. * (a)	6,355,695
297,003	JAKKS Pacific, Inc. * (a)	5,705,428
2,771	Juno Lighting, Inc.	119,347
224,306	K2, Inc. *	2,844,200
65,298	Kimball International, Inc., Class B	861,934
1,690	Knape & Vogt Manufacturing Co.	20,196
166,800	Movado Group, Inc.	3,149,184
6,000	National Presto Industries, Inc.	264,420
965	Preformed Line Products Co. (a)	39,372
2,500	Summa Industries (a)	19,975
1,650	Thomas & Betts Corp. *	46,596
164,600	West Pharmaceutical Services, Inc.	4,617,030

		36,873,912

	Gas & Other Public Utilities — 1.0%
1,035	American Ecology Corp. (a)	18,527
1,502	Artesian Resources Corp., Class A	44,474
15,100	California Water Service Group (a)	566,854
8,596	Casella Waste Systems, Inc., Class A *	103,152
3,480	Chesapeake Utilities Corp.	106,314
26,400	Clean Harbors, Inc. * (a)	572,352
499	Delta Natural Gas Co., Inc.	12,904
2,500	RGC Resources, Inc.	65,625
12,500	SJW Corp.	587,625
172,300	South Jersey Industries, Inc. (a)	10,530,976
15,582	Waste Industries USA, Inc.	220,329

		12,829,132

	Government Aircraft & Defense — 0.3%
3,230	Allied Defense Group, Inc. *	74,355
1,200	Benthos, Inc. *	13,226
101,400	EDO Corp. (a)	3,032,875
1,820	Innovative Solutions & Support, Inc. * (a)	61,097
16	Lowrance Electronics, Inc.	336
46,980	Todd Shipyards Corp.	889,331

		4,071,220

	Health Care & Hospital — 2.0%
180,530	Allied Healthcare International, Inc. *	1,278,152
14,141	Almost Family, Inc. *	193,873
47,400	American Shared Hospital Services	290,088
4	BioScrip, Inc. * (a)	24
12,800	Chemed Corp. (a)	523,264
297,043	Kindred Healthcare, Inc. * (a)	11,765,873
75,952	MedCath Corp. * (a)	2,110,706
4,500	MEDTOX Scientific, Inc. *	34,650
56,400	National Dentex Corp. *	1,038,324
10,959	National Healthcare Corp.	386,962
63,292	National Home Health Care Corp. (a)	771,523
97,255	Option Care, Inc. (a)	1,371,296
3,300	Pediatric Services of America, Inc. *	39,897
129,390	RehabCare Group, Inc. * (a)	3,458,595

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Health Care & Hospital continued
76,419	Res-Care, Inc. * (a)	$1,036,242
200	SunLink Health Systems, Inc. *	1,576

		24,301,045

	Information & Services — 5.5%
800	Ablest, Inc. *	5,464
5,310	ABM Industries, Inc.	103,545
38,000	American Dental Partners, Inc. *	927,580
175,300	American Retirement Corp. *	2,562,886
43,400	Angelica Corp. (a)	1,063,734
154,600	Carriage Services, Inc. * (a)	935,330
90,122	Century Business Services, Inc. *	364,994
5,325	Cornell Cos., Inc. * (a)	71,675
2,000	Corrections Corp. of America *	78,500
74,734	Discovery Partners International *	213,739
11,100	Ecology & Environment, Inc. (a)	74,370
16,397	eLoyalty Corp. *	96,578
52,600	Exponent, Inc. * (a)	1,503,308
137,881	Forrester Research, Inc. *	2,458,418
5,800	Franklin Covey Co. *	44,196
151,728	Healthcare Services Group, Inc. (a)	3,046,698
9,654	Heidrick & Struggles International, Inc. * (a)	251,776
65,838	Horizon Health Corp. * (a)	1,539,951
20,740	ICT Group, Inc. *	215,696
223,895	Kelly Services, Inc., Class A	6,412,353
143,100	Kendle International, Inc. *	2,167,965
24,670	Labor Ready, Inc. *	575,058
60,520	Layne Christensen Co. * (a)	1,202,230
4,800	Mac-Gray Corp. *	44,016
136,064	Metal Management, Inc. (a)	2,632,838
61,790	Michael Baker Corp. *	1,103,569
11,550	Monro Muffler Brake, Inc. * (a)	340,841
713,688	MPS Group, Inc. * (a)	6,722,941
5,206	National Technical Systems, Inc. *	24,729
81,329	Navigant International, Inc. * (a)	1,194,723
307,111	NCO Group, Inc. *	6,642,811
4,650	Nobel Learning Communities, Inc. *	40,316
69,616	Opinion Research Corp. * (a)	518,639
294,572	PAREXEL International Corp. * (a)	5,847,254
90,000	Pre-Paid Legal Services, Inc. (a)	4,018,500
91,523	RCM Technologies, Inc. *	397,667
156,368	Schnitzer Steel Industries, Inc., Class A (a)	3,705,922
34,846	Security National Financial Corp., Class A *	114,643
54,028	SOURCECORP, Inc. *	1,070,835
3,009	SRI/ Surgical Express, Inc. *	15,888
171,258	Steiner Leisure Ltd. * (a)	6,348,534
2,922	TALX Corp.	84,475
9,624	Vertrue, Inc. * (a)	374,951
8,600	Volt Information Sciences, Inc. * (a)	204,078

		67,364,214

	Instruments — 5.9%
78,652	Allied Healthcare Products, Inc. *	386,181
463,850	American Medical Systems Holdings, Inc. * (a)	9,578,503
44,249	American Science & Engineering, Inc. * (a)	1,962,886
28,469	Armor Holdings, Inc. * (a)	1,127,657
2,200	ArthroCare Corp. * (a)	76,868
100	Aspect Medical Systems, Inc. * (a)	2,974
12,370	Atrion Corp.	922,184
4,400	Badger Meter, Inc.	181,720
56,233	Bio-Logic Systems Corp. * (a)	353,087
339,200	Checkpoint Systems, Inc. * (a)	6,003,840
2,299	CNS, Inc.	52,532
82,930	Compex Technologies, Inc. * (a)	341,672
334,211	CONMED Corp. * (a)	10,283,671
145,114	Datascope Corp. (a)	4,839,552
18,800	DJ Orthopedics, Inc. *	515,684
9,446	Enpath Medical, Inc. *	51,481
3,000	Escalon Medical Corp. *	20,130
129,720	Esterline Technologies Corp. *	5,199,178
9,500	Frequency Electronics, Inc.	123,500
239,700	Haemonetics Corp. * (a)	9,741,408
45,828	Integra LifeSciences Holdings * (a)	1,338,178
254,700	Invacare Corp. (a)	11,298,491
17,000	Iridex Corp. * (a)	102,850
25,210	K-Tron International, Inc. *	738,653
25,868	Kewaunee Scientific Corp.	200,477
23,112	LeCroy Corp. * (a)	317,790
1,700	Mesa Laboratories, Inc.	23,681
66,972	Misonix, Inc. *	405,181
33,776	Molecular Devices Corp. *	730,575
28,185	MTS Systems Corp.	946,452
49,688	New Brunswick Scientific Co., Inc. *	268,812
29,264	O.I. Corp. *	357,021
26,434	OYO Geospace Corp. *	554,585
49,227	Perceptron, Inc. *	334,251
20,966	Schmitt Industries, Inc. *	171,879
27,300	Span-America Medical Systems, Inc.	286,650

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Instruments continued
300	Tech/ Ops Sevcon, Inc.	$1,785
97,852	Thoratec Corp. * (a)	1,501,050
65,290	Viasys Healthcare, Inc. *	1,474,901
42,290	Vicon Industries, Inc. *	111,857

		72,929,827

	Insurance — 5.3%
2,945	Alleghany Corp. *	874,665
18,950	Ambassadors International, Inc.	258,668
4,430	American National Insurance Co.	508,077
11,203	American Physicians Capital, Inc. *	416,191
76,900	American Safety Insurance Holdings Ltd. *	1,170,418
7,312	AmerUs Group Co. (a)	351,342
53,751	Argonaut Group, Inc. * (a)	1,241,111
169,000	Commerce Group, Inc.	10,496,589
1,600	Crawford & Co., Class B (a)	11,872
238,750	Delphi Financial Group, Inc., Class A	10,540,812
1,617	EMC Insurance Group, Inc. (a)	29,235
42,500	FBL Financial Group, Inc., Class A	1,173,425
83,400	FPIC Insurance Group, Inc. * (a)	2,446,122
84,200	Great American Financial Resources, Inc.	1,668,002
180,020	Horace Mann Educators Corp. (a)	3,387,976
28,738	Independence Holding Co. (a)	507,226
38,631	Kansas City Life Insurance Co. (a)	1,856,220
341,257	Max Re Capital Ltd.	7,814,785
2,700	Merchants Group, Inc.	65,624
46,686	Midland Co. (a)	1,642,880
770	National Financial Partners Corp.	30,138
20,003	National Western Life Insurance Co., Class A *	3,878,382
26,900	NYMAGIC, Inc.	628,115
57,171	Ohio Casualty Corp.	1,382,395
38,217	Presidential Life Corp. (a)	653,893
1,400	PXRE Group Ltd.	35,308
41,410	RTW, Inc. * (a)	412,444
11,400	SCPIE Holdings, Inc. * (a)	129,846
95,013	Selective Insurance Group, Inc. (a)	4,707,894
6,383	State Auto Financial Corp. (a)	198,128
51,470	Stewart Information Services Corp.	2,161,740
90,500	UICI	2,694,185
6,276	Unico American Corp. *	57,174
390	United America Indemnity Ltd., Class A *	6,704
6,100	United American Healthcare Corp. *	13,420
47,178	United Fire & Casualty Co.	2,095,647

		65,546,653

	IT Hardware — 3.3%
300	Advanced Power Technology, Inc. * (a)	2,115
1,500	American Technical Ceramics Corp. *	15,360
29,100	Amtech Systems, Inc. *	149,574
4,700	Blonder Tongue Laboratories, Inc. *	12,455
63,985	Cobra Electronics Corp. *	458,133
9,678	Comtech Telecommunications Corp. *	315,793
233,574	Digi International, Inc. * (a)	2,770,188
38,201	Diodes, Inc. * (a)	1,191,871
131,819	EMS Technologies, Inc. * (a)	1,970,694
192,314	Energy Conversion Devices, Inc. * (a)	4,303,987
11,000	Espey Manufacturing & Electronics Corp.	338,800
25,252	Giga-tronics, Inc. *	92,422
47,700	Globecomm Systems, Inc. * (a)	286,677
26,803	Hutchinson Technology, Inc. * (a)	1,032,184
71,260	Imation Corp.	2,764,175
46,189	inTEST Corp. *	166,280
50,773	IXYS Corp. *	719,961
34,300	Merrimac Industries, Inc. *	297,381
470,586	Microsemi Corp. * (a)	8,847,017
3,760	Nanometrics, Inc. *	46,962
12,100	Optical Cable Corp. *	63,041
4,685	Orbit International Corp. *	53,268
17,173	Park Electrochemical Corp.	432,760
28,394	Peak International Ltd. *	110,453
161,497	Photronics, Inc. * (a)	3,769,340
21,800	RF Monolithics, Inc. * (a)	142,790
42,827	Semitool, Inc. * (a)	408,570
3,465	Sparton Corp. *	34,269
94,256	Spectrum Control, Inc. *	635,285
16,875	Supertex, Inc. *	298,013
355,427	Symmetricom, Inc. *	3,685,778
52,150	Teledyne Technologies, Inc. *	1,699,047
61,987	Trident Microsystems, Inc. * (a)	1,406,485
180,969	Virage Logic Corp. * (a)	1,863,981
489	Woodhead Industries, Inc.	6,166

		40,391,275

	Land & Water Transportation — 2.7%
86	Alexander & Baldwin, Inc. (a)	3,986
2,800	B & H Ocean Carriers Ltd. * (a)	57,792
86,037	Celadon Group, Inc. *	1,466,070

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Land & Water Transportation continued
10,958	Covenant Transport, Inc., Class A * (a)	$144,646
346,600	General Maritime Corp. (a)	14,695,839
7,800	Hub Group, Inc., Class A * (a)	195,390
10,725	Isramco, Inc. * (a)	106,178
36,070	Landstar System, Inc. *	1,086,428
4,400	Maritrans, Inc. (a)	119,020
7,537	Marten Transport Ltd. * (a)	158,202
1,380	Nordic American Tanker Shipping Ltd. (a)	58,581
205,100	Overseas Shipholding Group, Inc. (a)	12,234,215
10,105	Transport Corp. of America, Inc. *	68,714
54,657	U.S. Xpress Enterprises, Inc., Class A * (a)	650,965
77,669	USA Truck, Inc. * (a)	1,922,308

		32,968,334

	Mainframe & Minicomputers — 0.0%
900	Neoware Systems, Inc. * (a)	9,216

	Metal Products & Machinery — 6.1%
54,816	Allied Motion Technologies, Inc. *	241,190
17,809	Astec Industries, Inc. *	412,991
69,900	Blount International, Inc. * (a)	1,166,631
37,406	Bonso Electronics International, Inc.	191,855
8,016	Cascade Financial Corp.	135,671
6,600	Chicago Rivet & Machine Co.	189,750
7,600	Crown Holdings, Inc. *	108,148
900	Eastern Co.	21,195
928	EnerSys * (a)	12,649
187,800	EnPro Industries, Inc. *	5,421,786
34,900	ESCO Technologies, Inc. * (a)	3,517,920
68,451	Evans & Sutherland Computer Corp. * (a)	352,523
69	Flanders Corp. * (a)	621
45,200	Gehl Co. * (a)	1,760,088
187,500	Gerber Scientific, Inc. *	1,305,000
500	Greenbrier Cos., Inc. (a)	13,550
85,092	Hardinge, Inc.	1,195,543
14,000	Hawk Corp., Class A *	163,800
37,100	International Aluminum Corp.	1,185,345
112,140	JLG Industries, Inc. (a)	3,081,607
364,270	Joy Global, Inc. (a)	12,235,828
225,600	Kennametal, Inc. (a)	10,343,760
1,200	L.S. Starrett Co., Class A	21,888
509,700	Lennox International, Inc.	10,790,349
800	Peerless Manufacturing Co. *	11,600
9,388	Q.E.P. Co., Inc. *	112,187
183,000	Regal-Beloit Corp. (a)	5,336,280
2	Rofin-Sinar Technologies, Inc. *	66
35,600	SL Industries, Inc. *	644,716
50	Spectrum Brands, Inc. *	1,650
14,454	Standard Motor Products, Inc. (a)	190,793
80,200	Standex International Corp.	2,278,482
71,800	Tecumseh Products Co., Class B	1,984,408
31,500	Twin Disc, Inc. (a)	689,850
3,500	Water Pik Technologies, Inc. * (a)	66,675
84,574	Woodward Governor Co.	7,106,753
64,900	York International Corp.	2,466,200

		74,759,348

	Miscellaneous Finance — 1.3%
178,159	Affiliated Managers Group, Inc. * (a)	12,173,604
6,900	Cohen & Steers, Inc. (a)	142,209
153,993	Knight Capital Group, Inc., Class A * (a)	1,173,427
2,400	Newtek Business Services, Inc. * (a)	5,400
45,300	Stifel Financial Corp. * (a)	1,094,448
82,600	SWS Group, Inc. (a)	1,419,068

		16,008,156

	Oil & Coal Resources — 2.8%
115,758	ATP Oil & Gas Corp. * (a)	2,708,737
6,550	Barnwell Industries, Inc. (a)	433,938
109,800	Berry Petroleum Co., Class A (a)	5,806,224
15,200	Callon Petroleum Co. * (a)	224,656
34,969	Carrizo Oil & Gas, Inc. * (a)	596,571
58,913	Castle Energy Corp.	726,397
39,384	Cimarex Energy Co. *	1,532,412
1,189	Comstock Resources, Inc. * (a)	30,070
3,400	Eastern American Natural Gas Trust	95,676
48,796	Edge Petroleum Corp. *	762,194
229,500	Energy Partners Ltd. * (a)	6,015,195
41,030	Forest Oil Corp. *	1,723,260
35,490	Meridian Resource Corp. *	169,642
6,600	Prime Energy, Inc. *	210,210
53,290	Range Resources Corp. (a)	1,433,501
155,400	Resource America, Inc., Class A	5,987,562
47,840	Southwestern Energy Co. *	2,247,523
114,800	Swift Energy Co. *	4,112,136
3,980	Tel Offshore Trust (a)	39,679
1,644	Whiting Petroleum Corp. *	59,694

		34,915,277

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock continued
	Oil Distribution — 0.9%
9,300	Adams Resources & Energy, Inc.	$185,070
358,000	Frontier Oil Corp.	10,507,300

		10,692,370

	Oil Drilling & Services — 1.7%
54,488	Dawson Geophysical Co. * (a)	1,158,415
68,546	Lufkin Industries, Inc.	2,466,285
20,000	McDermott International, Inc. *	420,000
153,900	NATCO Group, Inc., Class A *	2,048,409
30,500	Oceaneering International, Inc. *	1,178,825
109,300	Oil States International, Inc. *	2,751,081
11,550	TETRA Technologies, Inc. *	367,868
345,100	Veritas DGC, Inc. * (a)	9,573,073
34,100	W-H Energy Services, Inc. *	850,113

		20,814,069

	Photo-optical, Micros & Office Machinery — 1.6%
597	Ciprico, Inc. *	2,436
12	Dataram Corp.	70
4,172	Delphax Technologies, Inc. * (a)	13,642
46,300	Global Payment Technologies, Inc. *	187,978
46,000	Hypercom Corp. *	297,620
1,784	Interphase Corp. *	11,150
208,622	M-Systems Flash Disk Pioneers Ltd. * (a)	3,999,284
98,500	PAR Technology Corp. * (a)	3,152,000
67,977	Printronix, Inc.	1,136,575
253,106	SafeNet, Inc. * (a)	8,620,791
18	SBS Technologies, Inc. * (a)	167
179,357	VASCO Data Security International, Inc. * (a)	1,739,763
1,910	X-Rite, Inc. (a)	21,984

		19,183,460

	Publishing, Broadcasting & Cinema — 0.8%
68,920	Consolidated Graphics, Inc. *	2,809,868
16,745	Emak Worldwide, Inc. * (a)	180,679
29,553	Outlook Group Corp.	256,816
340	Reader’s Digest Association, Inc.	5,610
10,109	Regent Communications, Inc. *	59,340
156,046	Scholastic Corp. * (a)	6,015,572
17,815	Tufco Technologies, Inc. *	110,453
430	WPT Enterprises, Inc. *	8,381

		9,446,719

	Real Estate Development — 1.9%
34,825	AMREP Corp.	896,744
29,009	Avatar Holdings, Inc. * (a)	1,458,282
165,620	Bluegreen Corp. * (a)	2,883,444
169,047	Florida East Coast Industries, Inc. (Inc. * (a)	7,319,734
28,300	ILX Resorts, Inc.	270,831
17,100	J.W. Mays, Inc. *	276,593
58,665	Levitt Corp., Class A (a)	1,755,257
4,236	Patriot Transportation Holding, Inc. *	217,879
938,605	Stewart Enterprises, Inc., Class A (a)	6,138,476
96,270	Tarragon Corp. * (a)	2,430,818
6,190	United Capital Corp. *	160,631

		23,808,689

	Real Estate Investment Trusts — 2.6%
114,290	Ashford Hospitality Trust (a)	1,234,332
46,000	Bedford Property Investors, Inc. (a)	1,058,920
29,114	Capital Automotive REIT	1,111,281
9,320	Colonial Properties Trust (a)	410,080
34,900	Commercial NET Lease Realty (a)	714,403
6,300	Correctional Properties Trust	178,290
84,324	Crescent Real Estate Equities Co.	1,581,075
124,150	CRT Properties, Inc.	3,389,295
9,500	Extra Space Storage, Inc. (a)	136,135
65,790	FelCor Lodging Trust, Inc. *	952,639
12,433	Investors Real Estate Trust (a)	120,103
3,000	Lexington Corporate Properties Trust (a)	72,930
185,000	LTC Properties, Inc.	3,829,500
146,630	Maguire Properties, Inc. (a)	4,155,494
103,690	Mission West Properties, Inc. (a)	1,064,896
96,120	National Health Investors, Inc. (a)	2,698,088
10,200	National Health Realty, Inc.	189,822
16,900	One Liberty Properties, Inc. (a)	349,999
54,787	Parkway Properties, Inc.	2,739,898
117,900	Pennsylvania Real Estate Investment Trust (a)	5,600,250
1,000	Presidential Realty Corp., Class B	8,600
7,050	PS Business Parks, Inc.	313,373
2,600	Windrose Medical Properties Trust	36,478
3,807	Winston Hotels, Inc. (a)	42,867

		31,988,748

	Restaurants, Hotels & Theaters — 3.6%
38,200	Ark Restaurants Corp.	1,113,530
5,300	CBRL Group, Inc. (a)	205,958
3,915	Champps Entertainment, Inc. * (a)	29,363

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued
70,168	Checkers Drive-In Restaurants, Inc. *	$955,688
551,111	CKE Restaurants, Inc. (a)	7,671,464
139,800	Dave & Buster’s, Inc. * (a)	2,577,912
196,630	Denny’s Corp. *	983,150
83,690	Dollar Thrifty Automotive Group, Inc. *	3,178,546
12,000	Dover Motorsports, Inc. (a)	72,000
138,154	Famous Dave’s of America, Inc. *	1,363,580
800	Fox & Hound Restaurant Group *	9,560
26,500	Frisch’s Restaurants, Inc.	662,500
120,100	Interstate Hotels & Resorts, Inc. *	589,691
159,886	Isle of Capri Casinos, Inc. *	4,189,013
20,200	J. Alexander’s Corp. *	179,780
210,900	Lone Star Steakhouse & Saloon, Inc. (a)	6,413,469
16,900	Marcus Corp. (a)	358,618
4,833	Max & Erma’s Restaurants, Inc. *	70,828
11,800	Monarch Casino & Resort, Inc. * (a)	260,072
197,905	Movie Gallery, Inc. (a)	5,230,629
33,838	Nathan’s Famous, Inc. *	324,845
30,238	Papa John’s International, Inc. * (a)	1,208,613
6,620	Penn National Gaming, Inc. *	241,630
24,004	Rubio’s Restaurants, Inc. * (a)	250,842
86,267	Ryan’s Restaurant Group, Inc. *	1,208,601
39,782	Sands Regent * (a)	387,875
18,491	Sonic Corp. * (a)	564,530
7,500	Star Buffet, Inc.	58,050
147,400	Vail Resorts, Inc. *	4,141,940

		44,502,277

	Retail — 6.3%
2,498	Bebe Stores, Inc. (a)	66,109
258,310	Big Lots, Inc. * (a)	3,420,024
66,100	Blair Corp. (a)	2,610,950
32,410	Books-A-Million, Inc.	325,721
24,458	Building Materials Holding Corp. (a)	1,694,695
193,300	Burlington Coat Factory Warehouse Corp.	8,242,311
885,605	Charming Shoppes, Inc. * (a)	8,262,694
38,049	Cost-U-Less, Inc. *	288,792
2,903	Dress Barn, Inc. *	65,695
107,491	EZCORP, Inc., Class A * (a)	1,152,304
52,971	Finlay Enterprises, Inc. *	661,608
200	Foodarama Supermarkets, Inc. *	7,150
5,300	GameStop Corp., Class A * (a)	173,363
23,100	Gottschalks, Inc. *	259,875
68,398	GSI Commerce, Inc. * (a)	1,145,667
60,505	Hastings Entertainment, Inc. *	358,795
11,500	Haverty Furniture Cos., Inc. (a)	169,970
128,741	Insight Enterprises, Inc. * (a)	2,597,993
185,200	Jo-Ann Stores, Inc. *	4,887,428
160,400	Longs Drug Stores Corp. (a)	6,905,219
164,200	Retail Ventures, Inc. * (a)	2,239,688
47,400	REX Stores Corp. *	684,930
174,900	Ruddick Corp.	4,465,197
6,000	Rush Enterprises, Inc., Class A *	80,040
12,100	Rush Enterprises, Inc., Class B * (a)	162,261
421	Shoe Carnival, Inc. * (a)	9,161
35,900	Sport Chalet, Inc. *	640,528
156,383	Stage Store, Inc. * (a)	6,818,299
121,024	Stein Mart, Inc.	2,662,528
7,200	Syms Corp.	105,768
26,448	Systemax, Inc. * (a)	177,731
63,768	The Bon-Ton Stores, Inc. (a)	1,233,911
169,800	Trans World Entertainment Corp. *	2,008,734
17,092	Village Super Market, Inc., Class A	919,550
33,900	Weis Markets, Inc.	1,314,981
327,740	Zale Corp. *	10,386,080

		77,205,750

	Soaps & Cosmetics — 0.5%
39,200	Cascade International, Inc. * (a) (b)	0
76,112	Chattem, Inc. *	3,151,037
35,810	CPAC, Inc.	175,469
18,147	Elizabeth Arden, Inc. * (a)	424,458
84,383	Parlux Fragrances, Inc. * (a)	2,334,878

		6,085,842

	Software — 7.2%
174,527	Allscripts Healthcare Solution, Inc. * (a)	2,898,893
245,300	American Software, Inc., Class A	1,417,834
4,332	Ansoft Corp. * (a)	104,661
172,279	ANSYS, Inc. * (a)	6,117,627
75,286	Black Box Corp. (a)	2,665,124
230,290	Borland Software Corp. *	1,579,789
652,600	CIBER, Inc. * (a)	5,207,748
50,838	Computer Task Group, Inc. *	183,525
140,990	Covansys Corp. *	1,811,722
17,332	CSP, Inc. *	142,642
18,990	Dendrite International, Inc. *	262,062
190	Digital Insight Corp. *	4,545
111,194	Edgewater Technology, Inc. *	482,582
72,918	eFunds Corp. * (a)	1,311,795
5,808	EuroWeb International Corp. * (a)	18,005
118,835	First Consulting Group, Inc. *	609,505

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Software continued
100	HMS Holdings Corp. *	$666
21,925	IDX Systems Corp. * (a)	660,820
5	Innotrac Corp. *	40
212,707	Internet Security Systems, Inc. *	4,315,825
42,316	Intrado, Inc. * (a)	633,047
98,200	John H. Harland Co. (a)	3,731,600
25,314	Keane, Inc. * (a)	346,802
120,853	Keynote Systems, Inc. * (a)	1,410,355
75,175	Lightbridge, Inc. *	469,844
45,439	Manatron, Inc. *	428,490
59,335	ManTech International Corp., Class A * (a)	1,841,758
16,972	Marchex, Inc., Class B * (a)	255,259
15,394	Micros Systems, Inc. *	688,882
80,470	Moldflow Corp. *	1,042,087
97,797	NetManage, Inc. *	625,901
4,571	NetScout Systems, Inc. *	30,123
26,832	NWH, Inc.	409,188
1,624	Omtool Ltd. *	9,712
2,000	Pacific Internet Ltd. *	12,000
38,640	PDF Solutions, Inc. * (a)	506,957
192,832	Pegasus Solutions, Inc. * (a)	2,150,077
715,100	Perot Systems Corp., Class A *	10,168,721
32,274	Phoenix Technologies Ltd. *	251,092
45,553	Quality Systems, Inc. (a)	2,158,301
85,260	Radiant Systems, Inc. * (a)	971,964
133,003	Redback Networks, Inc. * (a)	848,559
67,970	Source Interlink Cos., Inc. * (a)	840,789
72,533	SPSS, Inc. * (a)	1,393,359
306,831	Sykes Enterprises, Inc. *	2,908,758
54,207	TechTeam Global, Inc. *	706,859
342,899	THQ, Inc. * (a)	10,036,653
170,900	Tier Technologies, Inc., Class B *	1,440,687
1,300	Tripos, Inc. *	4,823
460,294	TriZetto Group, Inc. * (a)	6,448,719
51,100	TSR, Inc.	306,600
1,300	Tyler Technologies, Inc. * (a)	9,828
65,572	Ulticom, Inc. * (a)	695,719
242,620	Witness Systems, Inc. * (a)	4,422,963

		88,001,886

	Textiles & Apparel — 1.5%
30,366	Ashworth, Inc. *	273,598
9,570	Culp, Inc. * (a)	42,108
12,900	Cutter & Buck, Inc.	166,410
74,600	Deckers Outdoor Corp. * (a)	1,835,160
67,090	Haggar Corp.	1,365,282
13,200	Hallwood Group, Inc. *	1,128,600
68,352	Hampshire Group Ltd. *	1,340,383
600	Hartmarx Corp. * (a)	6,042
19,200	Jaclyn, Inc. *	124,800
24,400	McRae Industries, Inc., Class A	299,876
235,900	Phillips-Van Heusen Corp. (a)	7,711,570
100	Tandy Brands Accessories, Inc.	1,090
326,000	Tommy Hilfiger Corp. *	4,485,760
1,673	Weyco Group, Inc. (a)	32,966

		18,813,645

	Wholesale — 2.4%
36,342	All American Semiconductor, Inc. *	158,088
6,000	Anixter International * (a)	223,020
26,037	Applied Industrial Technologies, Inc.	840,735
20,838	Aristotle Corp. *	144,824
408,600	Aviall, Inc. * (a)	12,907,673
451	Beacon Roofing Supply, Inc. * (a)	11,861
1,599	Bell Microproducts, Inc. * (a)	15,031
10,000	Coast Distribution System, Inc.	50,000
45,600	Delta Apparel, Inc. (a)	589,608
149,850	Department 56, Inc. *	1,535,963
3,193	DXP Enterprises, Inc. *	21,776
8,200	First Aviation Services, Inc. *	32,800
77,795	GTSI Corp. * (a)	641,809
143,205	Handleman Co.	2,364,315
37,110	IKON Office Solutions, Inc. (a)	352,916
97,800	Industrial Distribution Group, Inc. *	924,210
5,900	Lazare Kaplan International, Inc. *	60,180
47,000	NACCO Industries, Inc., Class A (a)	5,039,340
9,350	P & F Industries, Inc. *	155,958
4	Park-Ohio Holdings Corp. *	67
91,979	Pomeroy IT Solutions, Inc. * (a)	931,747
10,315	Richardson Electronics Ltd.	75,300
13,484	Spartan Stores, Inc. *	197,810
23,691	TESSCO Technologies, Inc. *	315,801
13,600	Valley National Gases, Inc.	207,400
46,404	Ventiv Health, Inc. * (a)	894,669
3,300	Watsco, Inc., Class B	142,725
16,680	WESCO International, Inc. *	523,418

		29,359,044

	Total Common Stock (Cost $955,087,949)	1,229,154,797

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Principal		Value

	Repurchase Agreement — 0.9%
$11,059,000	State Street Bank dated 6/30/04, due 7/1/05 at 2.00% with a maturity value of $11,059,614 (Fully collateralized by Federal Home Loan Bank)	$11,059,000

	Total Repurchase Agreement (Cost $11,059,000)	11,059,000

	Securities Held as Collateral for Securities Lending — 8.7%
107,275,623	State Street Navigator Securities Lending Prime Portfolio	107,275,623

	Total Securities Held as Collateral for Securities Lending (Cost $107,275,623)	107,275,623

	Total Investment (Cost $1,073,422,572) (c) — 109.6%	$1,347,489,420

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All or a portion of this security was on loan as of June 30, 2005.

(b)	Bankrupt security/delisted; fair-valued by Management.

(c)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follow:

Unrealized appreciation	$300,588,097
Unrealized depreciation	(26,521,249)

Net unrealized appreciation	$274,066,848

Laudus Trust
Laudus Rosenberg International Equity Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 95.2%
	Australia — 5.0%
	Agriculture, Food & Beverage — 0.1%
2,736	Great Southern Plantations Ltd. (a)	$8,732
1,034	Ridley Corp., Ltd. (a)	1,059
3,685	Timbercorp Ltd. (a)	6,489

		16,280

	Airlines — 0.1%
14,243	Qantas Airways Ltd. (a)	36,400

	Banks & Credit Institutions — 2.1%
1,069	Adelaide Bank Ltd. (a)	9,307
9,356	Australia & New Zealand Banking Group Ltd. (a)	154,461
6,415	Commonwealth Bank of Australia (a)	184,895
4,006	National Australia Bank Ltd. (a)	93,587
8,660	Westpac Banking Corp. (a)	131,090

		573,340

	Basic Minerals & Metals — 0.8%
9,259	BHP Billiton Ltd. (a)	126,410
5,000	Downer EDI Ltd. (a)	20,187
4,177	Iluka Resources Ltd. (a)	23,841
1,961	Jubilee Mines NL (a)	10,593
979	Rio Tinto Ltd. (a)	33,207
14,563	Smorgon Steel Group Ltd. (a)	13,634
4,188	Ticor Ltd. (a)	5,467

		233,339

	Beer, Liquor & Tobacco — 0.1%
4,602	Lion Nathan Ltd. (a)	26,456

	Cellular & Wireless — 0.1%
6,526	Telstra Corp., Ltd. (a)	25,095

	Construction & Homebuilding — 0.0%
142	Leighton Holdings Ltd. (a)	1,238

	Construction Materials — 0.0%
1,453	Adelaide Brighton Ltd. (a)	2,063

	Electric Utilities — 0.1%
3,387	Australian Gas Light Co., Ltd. (a)	36,619

	Financial Investments — 0.2%
1,233	Macquarie Bank Ltd. (a)	55,872

	Forest Products & Paper — 0.1%
6,078	Amcor Ltd. (a)	30,902

	Information & Services — 0.0%
3,618	AWB Ltd. (a)	12,683

	Instruments — 0.1%
3,157	Ansell Ltd. (a)	24,039

	Insurance — 0.4%
10,388	Insurance Australia Group Ltd. (a)	47,341
7,005	Promina Group Ltd. (a)	25,006
3,200	SunCorp.-Metway Ltd. (a)	48,859

		121,206

	Oil & Coal Resources — 0.3%
2,584	MacArthur Coal Ltd. (a)	14,559
8,897	Oil Search Ltd. (a)	20,707
5,958	Santos Ltd. (a)	51,105

		86,371

	Oil Distribution — 0.1%
1,725	Caltex Australia Ltd. (a)	20,736

	Publishing, Broadcasting & Cinema — 0.1%
8,242	Austereo Group Ltd. (a)	10,776
4,248	Village Roadshow Ltd. * (a)	8,204

		18,980

	Restaurants, Hotels & Theaters — 0.0%
2,193	Amalgamated Holdings Ltd. (a)	7,169

	Retail — 0.1%
3,917	Coles Myer Ltd. (a)	27,528
1,274	Colorado Group Ltd. (a)	4,411

		31,939

	Soaps & Cosmetics — 0.0%
11	Campbell Brothers Ltd. (a)	79

	Wholesale — 0.2%
5,242	Boral Ltd. (a)	25,753
924	Crane Group Ltd. (a)	5,968
1,374	Sims Group Ltd. (a)	15,448

		47,169

		1,407,975

	Austria — (0.9%
	Basic Minerals & Metals — 0.2%
900	voestalpine AG (a)	63,049

	Oil Distribution — 0.7%
420	OMV AG (a)	182,814

		245,863

	Belgium — 1.8%
	Banks & Credit Institutions — 1.4%
1,200	Fortis (a)	33,226
12,600	Fortis (a)	348,684

		381,910

	Gas & Other Public Utilities — 0.1%
12	Distrigaz (a)	42,129

	Retail — 0.3%
1,600	Delhaize Group (a)	95,872

		519,911

	Denmark — 0.1%
	Agriculture, Food & Beverage — 0.1%
387	Danisco A/ S (a)	25,114

	Finland — 1.4%
	Airlines — 0.0%
1,001	Finnair Oyj (a)	8,587

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Finland continued
	Basic Minerals & Metals — 0.2%
1,328	Outokumpu Oyj (a)	$17,104
2,034	Rautaruukki Oyj (a)	30,355

		47,459

	Cellular & Wireless — 0.1%
1,832	Elisa Corp. (a)	28,633

	Chemicals & Rubber — 0.1%
3,000	Kemira Oyj (a)	38,587

	Electric Utilities — 0.6%
10,000	Fortum Oyj	160,411

	IT Hardware — 0.4%
1,600	Elcoteq Network Corp., Class A (a)	31,387
4,800	Nokia Oyj (a)	79,901

		111,288

		394,965

	France — 8.1%
	Autos — 0.5%
2,286	PSA Peugeot Citroen (a)	134,865

	Banks & Credit Institutions — 2.7%
5,800	BNP Paribas (a)	396,304
30	Natexis Banques Populaires (a)	4,353
3,200	Societe Generale (a)	324,625

		725,282

	Basic Minerals & Metals — 0.0%
280	Nexans SA (a)	11,335

	Construction & Homebuilding — 0.6%
4,000	Bouygues SA (a)	165,424

	Construction Materials — 0.5%
2,450	Compagnie de Saint-Gobain (a)	135,574

	Drugs & Pharmaceuticals — 0.3%
1,200	Sanofi-Aventis (a)	98,318

	Financial Investments — 0.2%
270	Societe Fonciere Financiere et de Participations (FFP) (a)	56,487

	Furniture & Household Items — 0.1%
1,200	Plastic Omnium SA (a)	30,649

	Instruments — 0.2%
600	Bacou-Dalloz (a)	49,175

	Insurance — 0.3%
1,500	CNP Assurances (a)	95,779

	Integrated Oil Cos. — 1.0%
1,260	Total SA (a)	294,958

	Metal Products & Machinery — 0.0%
216	Valeo SA (a)	9,679

	Publishing, Broadcasting & Cinema — 1.2%
11,000	Vivendi Universal SA (a)	344,867

	Restaurants, Hotels & Theaters — 0.0%
390	Sodexho Alliance SA (a)	12,056

	Retail — 0.1%
526	Rallye SA (a)	24,444

	Soaps & Cosmetics — 0.4%
1,500	Christian Dior SA (a)	116,018

		2,304,910

	Germany — 7.2%
	Autos — 0.6%
4,200	DaimlerChrysler AG (a)	170,021

	Cellular & Wireless — 1.3%
19,600	Deutsche Telekom AG (a)	361,262

	Chemicals & Rubber — 2.2%
5,000	BASF AG (a)	331,075
9,200	Bayer AG (a)	306,232

		637,307

	Drugs & Pharmaceuticals — 0.6%
2,667	Degussa AG (a)	109,253
688	Merck KGaA	55,473

		164,726

	Electric Utilities — 0.7%
2,200	E.ON AG (a)	195,382

	Health Care & Hospital — 0.0%
153	Fresenius Medical Care AG (a)	13,037

	Instruments — 0.2%
600	Fresenius AG	66,683

	IT Hardware — 1.2%
4,800	Siemens AG (a)	349,255

	Miscellaneous Finance — 0.4%
1,400	Deutsche Bank AG (a)	108,999

	Soaps & Cosmetics — 0.0%
294	Fuchs Petrolub AG	9,842

		2,076,514

	Greece — 0.1%
	Banks & Credit Institutions — 0.1%
120	Bank of Greece (a)	15,724

	Hong Kong — 1.7%
	Airlines — 0.1%
13,000	Cathay Pacific Airways Ltd. (a)	23,603

	Autos — 0.0%
5,000	Johnson Electric Holdings Ltd. (a)	4,581

	Cellular & Wireless — 0.2%
5,000	Hutchison Whampoa Ltd. (a)	45,007
3,000	SmarTone Telecommunications Holdings Ltd.	3,301

		48,308

	Construction & Homebuilding — 0.0%
32,000	Paul Y.-ITC Construction Holdings Ltd. (a)	9,147

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Hong Kong continued
	Electric Utilities — 0.2%
11,000	HongKong Electric Holdings Ltd. (a)	$50,163

	Land & Water Transportation — 0.0%
2,600	Orient Overseas International Ltd. (a)	11,332

	Miscellaneous Finance — 0.1%
3,000	Guoco Group Ltd. (a)	30,842
11,000	Sun Hung Kai & Co., Ltd. (a)	2,900

		33,742

	Real Estate Development — 0.8%
6,000	Allied Group Ltd. (a)	8,313
6,000	Hang Lung Group Ltd. (a)	10,627
11,188	Hang Lung Properties Ltd. (a)	16,408
4,000	Hong Kong Ferry (Holdings) Co., Ltd. (a)	4,826
5,000	Hongkong Land Holdings Ltd. (a)	13,927
14,400	Hopson Development Holdings Ltd. (a)	7,035
10,500	Kerry Properties Ltd. (a)	23,303
32,400	New World China Land Ltd. * (a)	10,486
2,000	Sun Hung Kai Properties Ltd. (a)	19,673
6,000	Swire Pacific Ltd., Class A (a)	52,910
17,000	Wheelock & Co., Ltd. (a)	27,429
5,000	Wing On Co. International Ltd. (a)	7,166

		202,103

	Restaurants, Hotels & Theaters — 0.1%
3,000	Harbour Centre Development Ltd. (a)	5,048
15,500	Hongkong & Shanghai Hotels Ltd. (a)	16,097

		21,145

	Retail — 0.1%
3,000	Jardine Strategic Holdings Ltd.	30,600

	Wholesale — 0.1%
2,000	Jardine Matheson Holdings Ltd. (a)	35,323
5,940	Tan Chong International Ltd.	1,070

		36,393

		471,117

	Italy — 4.1%
	Banks & Credit Institutions — 1.4%
40,000	Banca Intesa S.p.A. (a)	182,682
17,181	Banca Monte dei Paschi di Siena S.p.A. (a)	60,546
4,545	Banche Popolari Unite Scrl (a)	90,146
9,000	Capitalia S.p.A. (a)	50,227

		383,601

	Communications Utilities — 0.3%
30,000	Telecom Italia S.p.A. (a)	93,594

	Construction Materials — 0.2%
743	Italmobiliare S.p.A. (a)	46,908

	Electric Utilities — 0.2%
8,000	Enel S.p.A. (a)	69,843

	Integrated Oil Cos. — 2.0%
21,000	Eni S.p.A. (a)	539,813

	Publishing, Broadcasting & Cinema — 0.0%
7,558	Cofide S.p.A. — Compagnia Finanziaria de Benedetti (a)	9,578

	Real Estate Development — 0.0%
503	Risanamento S.p.A. (a)	1,697

		1,145,034

	Japan — 19.9%
	Agriculture, Food & Beverage — 0.2%
2,000	Kinki Coca-Cola Bottling Co., Ltd. (a)	20,598
400	Kirin Beverage Corp. (a)	9,028
2,000	Mikuni Coca-Cola Bottling Co., Ltd. (a)	19,719

		49,345

	Autos — 0.9%
6,000	Fuji Heavy Industries Ltd. (a)	24,879
2,000	Topre Corp. (a)	15,786
5,700	Toyota Motor Corp. (a)	203,464

		244,129

	Banks & Credit Institutions — 2.8%
600	Acom Co., Ltd. (a)	38,248
2,000	Chugoku Bank Ltd. (a)	22,824
6,000	Daishi Bank Ltd. (a)	24,519
2,000	Joyo Bank Ltd. (a)	9,751
2,000	Kagoshima Bank Ltd. (a)	14,490
10,000	Mitsui Trust Holdings, Inc. (a)	101,997
18	Mizuho Financial Group, Inc. (a)	80,934
13,000	Orient Corp. * (a)	45,995
3,000	San-in Godo Bank Ltd. (a)	28,309
5,000	Shiga Bank Ltd. (a)	29,432
2,000	Shizuoka Bank Ltd. (a)	17,109
23	Sumitomo Mitsui Financial Group, Inc. (a)	154,709
9,000	Sumitomo Trust & Banking Co., Ltd. (a)	54,479
1,100	Takefuji Corp. (a)	74,055
22	UFJ Holdings, Inc. * (a)	113,846

		810,697

	Basic Minerals & Metals — 1.4%
3,900	JFE Holdings, Inc. (a)	95,877
50,000	Kobe Steel Ltd. (a)	93,657
61,000	Nippon Steel Corp. (a)	141,021
17,000	Nisshin Steel Co., Ltd. (a)	42,485
2,700	Tokyo Steel Manufacturing Co., Ltd. (a)	33,889

		406,929

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Japan continued
	Beer, Liquor & Tobacco — 0.8%
2,000	Asahi Breweries Ltd. (a)	$23,823
10	Japan Tobacco, Inc. (a)	132,978
7,000	Kirin Brewery Co., Ltd. (a)	67,670

		224,471

	Cellular & Wireless — 0.2%
10	KDDI Corp. (a)	46,165

	Chemicals & Rubber — 1.2%
7,000	Bridgestone Corp. (a)	134,178
14,000	Dainippon Ink & Chemicals, Inc. (a)	44,610
32,000	Mitsubishi Chemical Corp. (a)	93,224
3,000	Mitsui Chemicals, Inc. (a)	17,547
1,000	Nippon Shokubai Co., Ltd. (a)	8,132
3,000	Sakai Chemical Industry Co., Ltd. (a)	12,942
2,000	Toyo Tire & Rubber Co., Ltd. (a)	7,771
6,000	Yokohama Rubber Co., Ltd. (a)	25,587

		343,991

	Communications Utilities — 0.7%
43	Nippon Telegraph & Telephone Corp. (a)	183,916

	Construction & Homebuilding — 1.2%
600	Chudenko Corp. (a)	9,286
3,000	Daiwa House Industry Co., Ltd. (a)	34,189
3,000	Kinden Corp. (a)	22,148
2,000	Kyudenko Corp. (a)	12,082
3,000	Maeda Corp. (a)	16,139
3,000	Maeda Road Construction Co., Ltd. (a)	21,373
2,000	Nippo Corp. (a)	13,828
12,000	Sekisui Chemical Co., Ltd. (a)	82,275
10,000	Sekisui House Ltd. (a)	100,530
2,000	Taikisha Ltd. (a)	27,517
2,000	Yurtec Corp. (a)	11,453

		350,820

	Construction Materials — 0.5%
10,000	Asahi Glass Co., Ltd. (a)	104,527
2,000	NGK Spark Plug Co., Ltd. (a)	22,963
2,000	Sekisui Jushi Corp. (a)	13,218

		140,708

	Consumer Durables — 0.4%
6,000	Yamaha Motor Co., Ltd. (a)	109,738

	Drugs & Pharmaceuticals — 0.4%
200	Cawachi Ltd. (a)	8,408
2,000	Nippon Shinyaku Co., Ltd. (a)	15,404
4,500	Sankyo Co., Ltd. (a)	86,119
200	Torii Pharmaceutical Co., Ltd. (a)	4,282

		114,213

	Electric Utilities — 1.5%
2,800	Chubu Electric Power Co., Inc. (a)	67,117
2,800	Kansai Electric Power Co., Inc. (a)	56,241
4,700	Kyushu Electric Power Co., Inc. (a)	102,080
6,200	Tohoku Electric Power Co., Inc. (a)	132,133
4,300	Tokyo Electric Power Co., Inc. (a)	102,452

		460,023

	Information & Services — 0.1%
2,000	Aichi Toyota Motor Co., Ltd. (a)	34,556

	Instruments — 0.0%
1,000	Hitachi Medical Corp. (a)	12,568

	Insurance — 0.5%
15,000	Mitsui Sumitomo Insurance Co., Ltd. (a)	134,241
3,000	Nisshin Fire & Marine Insurance Co., Ltd. (a)	10,720

		144,961

	IT Hardware — 1.4%
29,000	Hitachi, Ltd. (a)	175,391
3,000	Japan Radio Co., Ltd. * (a)	12,540
13,000	Matsushita Electric Industrial Co., Ltd. (a)	196,531
4,000	Toshiba TEC Corp. (a)	17,671

		402,133

	Land & Water Transportation — 0.9%
16	East Japan Railway Co. (a)	82,073
12,000	Kawasaki Kisen Kaisha Ltd. (a)	70,706
2,000	Nippon Yusen Kabushiki Kaisha (a)	11,436
23	West Japan Railway Co. (a)	78,681

		242,896

	Metal Products & Machinery — 0.9%
2,000	Amada Co., Ltd. (a)	13,550
1,000	Komatsu Ltd. (a)	7,728
3,000	Makita Corp. (a)	58,594
28,000	Mitsubishi Heavy Industries Ltd. (a)	73,086
700	Nitto Kogyo Corp. (a)	9,007
700	Sega Sammy Holdings, Inc. (a)	42,761
3,000	Toyo Seikan Kaisha Ltd. (a)	47,186

		251,912

	Oil Distribution — 1.3%
10,000	Cosmo Oil Co., Ltd. (a)	42,348
16,000	Nippon Mining Holdings, Inc. (a)	90,475
18,000	Nippon Oil Corp. (a)	121,829
7,300	Showa Shell Sekiyu K.K. (a)	73,006
3,000	TonenGeneral Sekiyu K.K. (a)	32,403

		360,061

	Photo-optical, Micros & Office Machinery — 0.6%
4,600	Fuji Photo Film Co., Ltd. (a)	148,701
1,100	Glory Ltd. (a)	17,588

		166,289

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Japan continued
	Restaurants, Hotels & Theaters — 0.7%
300	Daiichikosho Co., Ltd. (a)	$6,147
1,900	Heiwa Corp. (a)	26,626
2,000	Kinki Nippon Tourist Co., Ltd. (a)	5,246
1,300	Nintendo Co., Ltd. (a)	135,603
300	Sankyo Co., Ltd. (a)	13,920
6	Taito Corp. (a)	8,520

		196,062

	Retail — 0.3%
1,400	Aoyama Trading Co., Ltd. (a)	35,151
4,000	Uny Co., Ltd. (a)	45,332

		80,483

	Soaps & Cosmetics — 0.2%
2,000	Kao Corp. (a)	47,004

	Software — 0.5%
200	Fujitsu Business Systems Ltd. (a)	3,018
23,000	Fujitsu Ltd. (a)	119,902
600	TKC Corp. (a)	10,079

		132,999

	Textiles & Apparel — 0.1%
700	World Co., Ltd. (a)	24,441

	Trade Co. — 0.2%
8,000	Sumitomo Corp. (a)	63,805

		5,645,315

	Luxemburg — 0.6%
	Basic Minerals & Metals — 0.6%
8,100	Arcelor (a)	158,087

	Netherlands — 2.5%
	Agriculture, Food & Beverage — 0.5%
2,600	Unilever NV (a)	168,457

	Banks & Credit Institutions — 0.3%
3,093	ING Groep NV (a)	86,972

	Chemicals & Rubber — 0.6%
1,565	Akzo Nobel NV (a)	61,567
1,400	DSM NV (a)	95,747

		157,314

	Commercial Aircraft & Components — 0.5%
4,200	European Aeronautic Defence & Space Co. (a)	133,314

	Integrated Oil Cos. — 0.6%
2,400	Royal Dutch Petroleum Co. (a)	156,086

		702,143

	New Zealand — 0.2%
	Construction Materials — 0.0%
2,244	Fletcher Building Ltd. (a)	10,746

	Electric Utilities — 0.1%
4,129	Contact Energy Ltd. (a)	22,063

	Forest Products & Paper — 0.0%
1,608	Carter Holt Harvey Ltd. (a)	2,539

	Publishing, Broadcasting & Cinema — 0.1%
5,004	Independent Newspapers Ltd. (a)	26,033

		61,381

	Norway — 1.7%
	Oil & Coal Resources — 1.7%
1,611	Norsk Hydro ASA (a)	146,457
16,000	Statoil ASA (a)	325,788

		472,245

	Portugal — 0.5%
	Electric Utilities — 0.5%
54,000	Electricidade de Portugal SA (a)	135,712

	Singapore — 0.9%
	Agriculture, Food & Beverage — 0.1%
32,000	Asia Food & Properties Ltd. * (a)	10,326
28,000	Golden Agri-Resources Ltd. * (a)	8,461

		18,787

	Airlines — 0.0%
4,000	Singapore Airport Terminal Services Ltd. (a)	5,393

	Banks & Credit Institutions — 0.0%
975	Hong Leong Finance Ltd. (a)	1,940

	Communications Utilities — 0.3%
49,000	Singapore Telecommunications Ltd. * (a)	80,354

	IT Hardware — 0.0%
4,000	WBL Corp., Ltd. (a)	7,915

	Land & Water Transportation — 0.1%
10,000	Neptune Orient Lines Ltd. (a)	22,389

	Miscellaneous Finance — 0.2%
8,000	DBS Group Holdings Ltd. (a)	67,703

	Oil Distribution — 0.1%
5,000	Singapore Petroleum Co., Ltd. (a)	14,700

	Real Estate Development — 0.1%
3,000	Jardine Cycle & Carriage Ltd. (a)	23,594

		242,775

	Spain — 4.4%
	Banks & Credit Institutions — 1.2%
3,000	Banco Bilbao Vizcaya Argentaria SA (a)	46,114
23,709	Banco Santander Central Hispano SA (a)	274,596

		320,710

	Communications Utilities — 0.2%
4,160	Telefonica SA (a)	67,893

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Spain continued
	Construction & Homebuilding — 0.8%
2,678	Abengoa SA (a)	$31,040
1,000	Acciona SA (a)	99,099
994	Fomento de Construcciones y Contratas SA (a)	55,917
4,000	Obrascon Huarte Lain SA (a)	52,160

		238,216

	Electric Utilities — 0.9%
11,200	Endesa SA (a)	260,447

	Integrated Oil Cos. — 1.1%
11,900	Repsol YPF SA (a)	302,124

	Real Estate Development — 0.2%
1,205	Corporacion Financiera Alba SA (a)	47,997

		1,237,387

	Sweden — 2.6%
	Cellular & Wireless — 0.8%
4,200	Tele2 AB, Class B (a)	39,336
40,000	TeliaSonera AB (a)	190,437

		229,773

	Health Care & Hospital — 0.3%
5,999	Gambro AB, Class A (a)	80,116

	IT Hardware — 0.2%
14,000	Telefonaktiebolaget LM Ericsson, Class B (a)	44,679

	Metal Products & Machinery — 0.3%
7,006	AB SKF, Class B (a)	71,308

	Real Estate Development — 1.0%
33,000	Nordea Bank AB (a)	299,093

		724,969

	Switzerland — 7.2%
	Agriculture, Food & Beverage — 0.4%
52	Barry Callebaut AG * (a)	13,192
420	Nestle SA (a)	107,294

		120,486

	Airlines — 0.0%
30	Swissair Group * (a)	0

	Biotechnology — 0.2%
90	Serono SA, Class B (a)	57,608

	Chemicals & Rubber — 0.3%
1,500	Ciba Specialty Chemicals AG (a)	87,221

	Construction Materials — 0.2%
824	Holcim Ltd. (a)	50,050

	Drugs & Pharmaceuticals — 1.6%
5,600	Novartis AG (a)	265,870
1,400	Roche Holding AG (a)	176,648

		442,518

	Electric Utilities — 0.0%
80	Centralschweizerische Kraftwerke AG	12,641

	Furniture & Household Items — 0.9%
7,200	Compagnie Financiere Richemont AG, Class A (a)	241,419

	Instruments — 0.1%
99	Leica Geosystems AG *	36,077

	Insurance — 1.4%
500	Swiss Life Holding * (a)	65,754
1,900	Zurich Financial Services AG (a)	325,889

		391,643

	Metal Products & Machinery — 0.9%
15,000	ABB Ltd. * (a)	97,077
191	Saurer AG * (a)	11,909
77	SIG Holding AG (a)	17,403
150	Sulzer AG (a)	61,771
400	Unaxis Holding AG * (a)	54,835

		242,995

	Miscellaneous Finance — 1.2%
1,442	Credit Suisse Group (a)	56,523
3,600	UBS AG (a)	280,639

		337,162

	Retail — 0.0%
107	Charles Voegele Holding AG (a)	6,811

		2,026,631

	United Kingdom — 24.3%
	Agriculture, Food & Beverage — 1.2%
35,000	Unilever plc (a)	336,856

	Banks & Credit Institutions — 5.7%
36,981	Barclays plc (a)	366,716
29,400	HBOS plc (a)	452,200
15,600	HSBC Holdings plc (a)	248,182
5,000	Lloyds TSB Group plc (a)	42,242
17,991	Royal Bank of Scotland Group plc (a)	541,913

		1,651,253

	Basic Minerals & Metals — 0.4%
3,556	BHP Billiton plc (a)	45,350
77,000	Corus Group plc * (a)	57,506

		102,856

	Beer, Liquor & Tobacco — 0.4%
1,400	SABMiller plc (a)	21,821
11,000	Scottish & Newcastle plc (a)	91,149

		112,970

	Cellular & Wireless — 3.3%
88,000	O2 plc * (a)	213,415
291,994	Vodafone Group plc (a)	710,206

		923,621

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, United Kingdom continued
	Chemicals & Rubber — 0.2%
14,000	Imperial Chemical Industries plc (a)	$63,709

	Commercial Aircraft & Components — 0.2%
13,139	Rolls-Royce Group plc * (a)	67,436
656,950	Rolls-Royce Group plc, Class B	1,154

		68,590

	Communications Utilities — 1.5%
102,000	BT Group plc (a)	420,233

	Construction & Homebuilding — 2.1%
5,400	Barratt Developments plc (a)	69,257
2,873	Bellway plc (a)	44,366
2,373	Bovis Homes Group plc (a)	30,160
4,605	BPB plc (a)	43,567
2,165	Carillion plc (a)	10,927
9,000	George Wimpey plc (a)	70,644
588	Kier Group plc (a)	9,647
4,900	McCarthy & Stone plc (a)	48,648
1,426	Mowlem plc	4,665
5,600	Persimmon plc (a)	78,219
12,000	Taylor Woodrow plc (a)	72,409
6,000	Westbury plc (a)	47,832
2,500	Wilson Bowden plc (a)	50,702

		581,043

	Construction Materials — 0.4%
11,000	Hanson plc (a)	105,547

	Drugs & Pharmaceuticals — 1.5%
1,450	AstraZeneca plc (a)	59,805
11,600	GlaxoSmithKline plc (a)	280,412
7,200	Shire Pharmaceuticals plc (a)	78,652

		418,869

	Electric Utilities — 0.0%
37	Scottish Power plc (a)	328

	Financial Investments — 0.1%
2,553	3i Group plc (a)	30,927

	Forest Products & Paper — 1.3%
15,600	Anglo American plc (a)	364,953

	Gas & Other Public Utilities — 0.2%
2,896	Severn Trent plc (a)	52,667

	Insurance — 1.8%
29,448	Aviva plc (a)	327,124
30,000	Friends Provident plc (a)	97,565
45,000	Old Mutual plc (a)	98,122

		522,811

	Integrated Oil Cos. — 2.7%
33,000	BP plc (a)	343,331
42,000	Shell Transport & Trading Co., plc (a)	406,838

		750,169

	Oil & Coal Resources — 0.5%
7,500	Xstrata plc (a)	144,322

	Restaurants, Hotels & Theaters — 0.7%
260	De Vere Group plc	2,628
20,163	Hilton Group plc (a)	103,121
877	Luminar plc (a)	8,620
4,628	Whitbread plc (a)	78,715

		193,084

	Retail — 0.1%
12,000	Somerfield plc (a)	41,118

		6,885,926

	Total Common Stock (Cost $24,416,460)	26,899,698

	Repurchase Agreement — 4.0%
	United States — 4.0%
$1,127,000	State Street Bank dated 6/30/05, due 7/1/05 at 2.00% with a maturity value of $1,127,063 (Fully collateralized by a Federal Home Loan Bank Note)	1,127,000

	Total Repurchase Agreement (Cost $1,127,000)	1,127,000

	Total Investments (Cost $25,543,460) (b) — 99.2%	$28,026,698

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	Fair-valued by management.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation as follows:

Unrealized appreciation	$2,902,111
Unrealized depreciation	(418,873)

Net unrealized appreciation	$2,483,238

FOREIGN CURRENCY CONTRACTS

			Unrealized
	Delivery	Contract Amount	Appreciation/
	Date	(Local Currency)	(Depreciation)

Receive U.S. Dollars Exchange for 16,000.00 Australian Dollars	7/1/05	12,184	$7
Receive Singapore Dollars Exchange for 50,000.00 Hong Kong Dollars	7/5/05	10,832	$(7)

			$0

Laudus Trust

Laudus Rosenberg International Small Capitalization Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 98.7%
	Australia — 4.4%
	Agriculture, Food & Beverage — 0.4%
720,745	Burns, Philp & Company Ltd. * (a) (b)	$498,943
354,609	Futuris Corp., Ltd. (a) (b)	490,506
303,719	Great Southern Plantations Ltd. (b)	969,223
43,635	Gunns Ltd. (b)	142,225
309,294	Ridley Corp., Ltd. (b)	316,907
319,463	Timbercorp Ltd. (b)	562,568

		2,980,372

	Autos — (0.0%
15,319	AP Eagers Ltd. (b)	86,111

	Banks & Credit Institutions — 0.2%
107,242	Adelaide Bank Ltd. (b)	933,635
47,610	Bank of Queensland Ltd. (a) (b)	432,617

		1,366,252

	Basic Minerals & Metals — 0.9%
327,112	Downer EDI Ltd. (b)	1,320,666
126,041	GRD NL (b)	194,072
280,525	Iluka Resources Ltd. (b)	1,601,156
118,819	Jubilee Mines NL (a) (b)	641,824
96,833	Macmahon Holdings Ltd. * (b)	33,408
193,733	OneSteel Ltd. (b)	388,055
190,482	Resolute Mining Ltd. * (a) (b)	137,784
843,013	Smorgon Steel Group Ltd. (b)	789,219
58,024	Sons of Gwalia Ltd. * (c)	0
112,545	Straits Resources Ltd. (b)	158,848
150,235	Ticor Ltd. (b)	196,101

		5,461,133

	Beer, Liquor & Tobacco — 0.2%
181,452	Lion Nathan Ltd. (b)	1,043,115
75,888	McGuigan Simeon Wines Ltd. (b)	228,669

		1,271,784

	Construction & Homebuilding — 0.0%
218,874	Sunland Group Ltd. (b)	249,161

	Construction Materials — 0.0%
100,418	Adelaide Brighton Ltd. (b)	142,568

	Financial Investments — 0.1%
117,192	Coates Hire Ltd. (b)	424,140

	Forest Products & Paper — 0.0%
29,264	PaperlinX Ltd. (b)	66,602

	Gas & Other Public Utilities — 0.2%
180,603	Alinta Ltd. (a) (b)	1,337,310

	Government Aircraft & Defense — 0.0%
227,588	Austal Ltd. * (b)	320,660

	Health Care & Hospital — 0.0%
12,657	Ramsay Health Care Ltd. (b)	85,237

	Information & Services — 0.3%
6,669	ARB Corp., Ltd. (b)	15,482
378,477	AWB Ltd. (b)	1,326,793
36,762	MYOB Ltd. (b)	29,706
165,018	Spotless Group Ltd. (b)	650,849

		2,022,830

	Instruments — 0.2%
180,166	Ansell Ltd. (b)	1,371,894
279,725	Vision Systems Ltd. (b)	237,101

		1,608,995

	Insurance — 0.2%
330,959	Promina Group Ltd. (b)	1,181,434

	Oil & Coal Resources — 0.8%
38,024	Centennial Coal Co., Ltd. (b)	140,097
94,415	MacArthur Coal Ltd. (b)	531,949
467,064	Oil Search Ltd. (b)	1,087,065
204,208	Santos Ltd. (b)	1,751,593
129,916	Washington H. Soul Pattinson & Co., Ltd. (b)	894,254

		4,404,958

	Oil Distribution — 0.1%
69,304	Caltex Australia Ltd. (a) (b)	833,114

	Publishing, Broadcasting & Cinema — 0.2%
352,840	Austereo Group Ltd. (b)	461,306
63,227	Southern Cross Broadcasting (Australia) Ltd. (a) (b)	581,073
215,998	Village Roadshow Ltd. * (b)	417,144

		1,459,523

	Real Estate Development — 0.0%
97,036	Central Equity Ltd. (b)	179,515

	Restaurants, Hotels & Theaters — 0.1%
103,699	Amalgamated Holdings Ltd. (b)	338,986

	Retail — 0.1%
96,782	Brazin Ltd. (b)	126,773
102,209	Colorado Group Ltd. (b)	353,851
234,558	Miller’s Retail Ltd. (a) (b)	133,539

		614,163

	Soaps & Cosmetics — 0.0%
309	Campbell Brothers Ltd. (b)	2,207

	Software — 0.0%
9,630	HPAL Ltd.	12,426

	Wholesale — 0.4%
73,277	Alesco Corp., Ltd. (b)	408,557
159,956	Australian Pharmaceutical Industries Ltd. * (b)	418,497
68,546	Crane Group Ltd. (b)	442,753

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Australia continued
	Wholesale continued
185,929	GWA International Ltd. (b)	$412,158
70,000	Housewares International Ltd. (a) (b)	84,986
111,260	Sims Group Ltd. (b)	1,250,910

		3,017,861

		29,467,342

	Austria — 1.5%
	Banks & Credit Institutions — 0.1%
4,145	Investkredit Bank AG (b)	702,349

	Basic Minerals & Metals — 0.6%
59,400	voestalpine AG (a) (b)	4,161,266

	Construction & Homebuilding — 0.0%
503	Allgemeine Baugesellschaft — A. Porr AG *	77,947

	Oil Distribution — 0.8%
12,000	OMV AG (b)	5,223,252

		10,164,814

	Belgium — 1.5%
	Construction & Homebuilding — 0.1%
1,440	Compagnie Francois d’ Entreprises (CFE)	662,470

	Financial Investments — 0.2%
10,624	Almancora Comm. Va. (b)	968,072
242	Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij (b)	55,293
74,402	Econocom Group	570,175

		1,593,540

	Gas & Other Public Utilities — 0.3%
640	Distrigaz (b)	2,246,903

	Metal Products & Machinery — 0.1%
45,000	Ion Beam Applications (b)	351,733
7,919	Laundry Systems Group * (b)	80,078
15,000	Picanol (b)	309,476

		741,287

	Real Estate Development — 0.0%
1,550	Wereldhave Belgium (b)	122,910

	Retail — 0.8%
80,400	Delhaize Group (a) (b)	4,817,591

		10,184,701

	Canada – 5.6%
	Agriculture, Food & Beverage — 0.2%
22,300	Canada Bread Co., Ltd.	1,001,206
19,400	Saputo, Inc.	588,114

		1,589,320

	Airlines — 0.1%
600	CHC Helicopter Corp., Class A	11,698
17,300	Transat A.T., Inc., Class A *	338,429

		350,127

	Autos — 0.3%
161,500	Linamar Corp.	2,037,210

	Basic Minerals & Metals — 1.3%
15,200	Agnico-Eagle Mines Ltd.	190,248
13,800	Calfrac Well Services Ltd.	349,282
11,800	Cameco Corp.	526,510
65,256	IPSCO, Inc.	2,846,160
311,000	Kinross Gold Corp. *	1,904,393
3,000	LionOre Mining International Ltd. *	15,407
266,300	Sherritt International Corp.	2,024,210
23,300	Teck Cominco Ltd., Class B	786,432

		8,642,642

	Biotechnology — 0.1%
54,700	QLT, Inc. *	565,847

	Chemicals & Rubber — 0.2%
85,600	Methanex Corp.	1,403,371
4,700	NOVA Chemicals Corp.	143,517

		1,546,888

	Communications Utilities — 0.2%
54,000	Cogeco Cable, Inc.	1,194,807

	Drugs & Pharmaceuticals — 0.1%
87,500	Patheon, Inc. *	646,534

	Electric Utilities — 0.3%
40,600	ATCO Ltd., Class I	2,320,710

	Forest Products & Paper — 0.5%
6,800	Canfor Corp. *	81,613
79,600	Intertape Polymer Group, Inc. *	812,378
49,600	Norbord, Inc.	424,402
46,700	West Fraser Timber Co., Ltd.	1,801,580

		3,119,973

	Furniture & Household Items — 0.0%
700	Dorel Industries, Inc., Class B *	24,347
19,500	Royal Group Technologies Ltd. *	213,022

		237,369

	Health Care & Hospital — 0.1%
54,000	MDS, Inc.	811,675

	Insurance — 0.3%
237	E-L Financial Corp., Ltd.	77,207
1,000	Fairfax Financial Holdings Ltd.	165,782
98,600	Kingsway Financial Services, Inc.	1,674,461

		1,917,450

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Canada continued
	IT Hardware — 0.2%
600	ATI Technologies, Inc. *	$7,103
118,100	Celestica, Inc. *	1,581,352

		1,588,455

	Land & Water Transportation — 0.2%
79,800	CP Ships Ltd.	1,254,205

	Oil Distribution — 0.1%
65,400	ShawCor Ltd.	962,204

	Publishing, Broadcasting & Cinema — 0.8%
70,700	Alliance Atlantis Communications, Inc., Class B *	1,662,443
25,200	Astral Media, Inc.	649,135
1,000	CanWest Global Communications Corp. *	11,120
1,300	CHUM Ltd., Class B	31,046
100	Quebecor Inc., Class B	2,410
16,400	Quebecor World, Inc.	321,359
700	Torstar Corp., Class B	14,174
117,900	Transcontinental, Inc., Class A	2,478,710

		5,170,397

	Real Estate Development — 0.2%
46,300	BPO Properties Ltd.	1,478,062

	Restaurants, Hotels & Theaters — 0.1%
25,400	Intrawest Corp.	609,492

	Retail — 0.1%
5,000	Canadian Tire Corp., Ltd., Class A	231,140
2,000	Empire Co., Ltd., Class A	62,459
9,200	Reitmans (Canada) Ltd., Class A	130,474

		424,073

	Soaps & Cosmetics — 0.1%
30,100	CCL Industries, Inc., Class B	668,698

	Software — 0.1%
70,700	CGI Group, Inc. *	424,846
38,400	Geac Computer Corp., Ltd. *	334,213

		759,059

		37,895,197

	China — 0.5%
	Chemicals & Rubber — 0.1%
1,406,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (b)	483,247

	Construction & Homebuilding — 0.2%
525,000	Shanghai Industrial Holdings Ltd. (b)	1,021,122

	Financial Investments — 0.0%
58,500	Asia Satellite Telecommunications Holdings Ltd. (b)	102,502

	Land & Water Transportation — 0.1%
6,000	Beijing Enterprises Holdings Ltd. (b)	8,404
1,034,000	China National Aviation Co., Ltd. (b)	257,567
844,000	GZI Transportation Ltd. (b)	292,708
1,296,000	Sichuan Expressway Co., Ltd., Class H (b)	194,462
220,000	Tianjin Development Holdings Ltd. (b)	81,968

		835,109

	Metal Products & Machinery — 0.0%
100,000	Jingwei Textile Machinery Co., Ltd., Class H (b)	23,973

	Photooptical, Micros & Office Machinery — 0.0%
992,000	Great Wall Technology Co., Ltd., Class H * (b)	209,547

	Software — 0.0%
114,265	Digital China Holdings Ltd. * (b)	33,347

	Wholesale — 0.1%
620,000	TPV Technology, Ltd. (b)	429,174

		3,138,021

	Denmark – 1.5%
	Agriculture, Food & Beverage — 0.1%
12,500	United International Enterprises Ltd.(b)	629,383

	Communications Utilities — 0.5%
86,000	TDC A/ S (b)	3,682,373

	Construction & Homebuilding — 0.1%
8,100	Monberg & Thorsen A/S, Class B (b)	683,749

	Construction Materials — 0.0%
5,000	FLSmidth & Co. A/S, Class B (a) (b)	101,161

	Financial Investments — 0.2%
34,400	A/ S Schouw & Co. (b)	1,047,720

	Information & Services — 0.1%
5,700	PER Aarsleff A/ S, Class B (b)	351,360

	Land & Water Transportation — 0.1%
5,680	DFDS A/ S (b)	387,352
7,500	Mols-Linien A/ S (b)	357,117

		744,469

	Real Estate Development — 0.3%
15,752	Jeudan A/ S (b)	1,249,135
7,600	Nordicom A/ S (a) (b)	617,287

		1,866,422

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Denmark continued
	Wholesale — 0.1%
3,600	DLH A/S, Class B (b)	$362,079
4,394	Sanistal A/S, Class B (b)	424,144

		786,223

		9,892,860

	Finland — 2.6%
	Agriculture, Food & Beverage — 0.1%
13,978	Lannen Tehtaat Oyj (b)	224,457
9,134	Raisio plc, Class K *	26,650
165,000	Raisio plc, Class V	487,409

		738,516

	Airlines — 0.3%
224,000	Finnair Oyj (b)	1,921,566

	Basic Minerals & Metals — 0.5%
91,115	Outokumpu Oyj (b)	1,173,524
163,000	Rautaruukki Oyj (b)	2,432,540

		3,606,064

	Beer, Liquor & Tobacco — 0.0%
12,600	Olvi Oyj, Class A (b)	272,640

	Cellular & Wireless — 0.5%
231,300	Elisa Corp. (b)	3,615,033

	Chemicals & Rubber — 0.4%
214,868	Kemira Oyj (b)	2,763,733

	Land & Water Transportation — 0.0%
10,800	Birka Line AB, Class A	174,617

	Metal Products & Machinery — 0.7%
131,420	Wartsila Oyj, Class B (b)	3,791,105

	Miscellaneous Finance — 0.0%
29,500	Norvestia Oyj, Class B	217,857

	Real Estate Development — 0.1%
6,070	Sponda Oyj (b)	62,457
63,000	Technopolis Oyj (b)	308,492

		370,949

		17,472,080

	France — 6.2%
	Banks & Credit Institutions — 0.6%
815	Caisse Regionale du Credit Agricole Mutuel Loire Haute-Loire (b)	59,165
2	CFCAL-Banque * (b)	1,350
25,500	Natexis Banques Populaires (b)	3,700,287

		3,760,802

	Basic Minerals & Metals — 0.6%
40,800	Eramet SLN	4,270,169

	Beer, Liquor & Tobacco — 0.2%
149	Malteries Franco Belges	22,125
28,000	Remy Cointreau SA (b)	1,273,936

		1,296,061

	Commercial Aircraft & Components — 0.1%
14,891	Societe Nationale d’Etude et de Construction de Moteurs d’Avion *(b)	354,082

	Construction & Homebuilding — 0.6%
47,100	Eiffage (b)	4,099,550

	Construction Materials — 0.7%
51,600	Ciments Francais (b)	5,037,398
1,467	SA des Ciments Vicat	206,907

		5,244,305

	Drugs & Pharmaceuticals — 0.1%
6,004	Guerbet (b)	624,445

	Financial Investments — 0.6%
19,440	Societe Fonciere Financiere et de Participations (FFP) (b)	4,067,072

	Forest Products & Paper — 0.0%
66,273	Otor	278,411

	Furniture & Household Items — 0.1%
2,200	Signaux Girod (b)	163,880
2,400	Smoby SA (b)	256,105

		419,985

	Health Care & Hospital — 0.3%
86,400	Generale de Sante (b)	2,110,867

	Information & Services — 0.0%
602	Groupe ONET (b)	241,933

	Instruments — 0.2%
18,550	Bacou-Dalloz (b)	1,520,338

	Metal Products & Machinery — 0.0%
13,000	Groupe Finuchem *	230,254

	Oil Distribution — 0.2%
733	Esso S.A.F. (b)	136,626
20,544	Rubis (b)	1,280,231

		1,416,857

	Real Estate Development — 0.2%
28,450	Bail Investissement Fonciere (b)	1,202,746
278	Compagnie Industrielle et Financiere d’Entreprises *	60,278

		1,263,024

	Restaurants, Hotels & Theaters — 0.7%
5,422	Compagnie des Alpes (b)	368,771
48,000	Groupe Flo * (b)	451,667
116,500	Sodexho Alliance SA (a) (b)	3,601,446

		4,421,884

	Retail — 0.5%
68,400	Rallye SA (b)	3,178,659

	Soaps & Cosmetics — 0.5%
42,133	Christian Dior SA (b)	3,258,801

		42,057,499

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock continued
	Germany — 5.0%
	Banks & Credit Institutions — 0.0%
27,000	Albis Leasing AG	$190,242

	Chemicals & Rubber — 0.2%
25,000	Linde AG (b)	1,683,546

	Construction & Homebuilding — 0.6%
68,100	Bilfinger Berger AG (b)	3,171,018
17,410	Hochtief AG (b)	605,513

		3,776,531

	Construction Materials — 1.2%
54,630	Dyckerhoff AG	2,512,583
69,800	HeidelbergCement AG	5,019,516

		7,532,099

	Drugs & Pharmaceuticals — 0.4%
62,650	Degussa AG (b)	2,566,437

	Electric Utilities — 0.1%
28,963	MVV Energie AG	595,740

	Government Aircraft & Defense — 0.3%
41,700	Rheinmetall AG	2,093,077

	Health Care & Hospital — 0.7%
54,000	Fresenius Medical Care AG (a) (b)	4,601,129
30,000	Marseille-Kliniken AG (b)	370,287

		4,971,416

	Instruments — 0.8%
51,200	Fresenius AG	5,690,266

	Insurance — 0.1%
31,200	Wuerttembergische Lebensversicherung AG (b)	647,523

	Metal Products & Machinery — 0.2%
37,500	Duerr AG * (b)	639,314
28,000	Jenoptik AG * (b)	274,228
2,790	KSB AG *	469,504

		1,383,046

	Real Estate Development — 0.0%
2,962	Stodiek Europa Immobilien AG (b)	30,459

	Restaurants, Hotels & Theaters — 0.0%
9,897	Sixt AG (a) (b)	252,442

	Retail — 0.2%
37,600	Hornbach Baumarkt Aktiengesellschaft * (b)	1,400,227

	Soaps & Cosmetics — 0.2%
35,925	Fuchs Petrolub AG	1,202,574

		34,015,625

	Greece — 0.3%
	Banks & Credit Institutions — 0.3%
13,804	Bank of Greece (b)	1,808,813

	Communications Utilities — 0.0%
15,000	Hellenic Telecommunications Organization SA * (b)	290,687

	Oil Distribution — 0.0%
17,569	Hellenic Petroleum SA (b)	187,668

		2,287,168

	Hong Kong – 2.2%
	Agriculture, Food & Beverage — 0.1%
1,120,000	First Pacific Co., Ltd. * (b)	398,377
45,000	Lam Soon (Hong Kong) Ltd.	16,071
104,000	Tingyi (Cayman Islands) Holding Corp.	28,107
708,000	Vedan International (Holdings) Ltd. (b)	99,914

		542,469

	Banks & Credit Institutions — 0.3%
1,066,000	Asia Financial Holdings Ltd. (b)	280,282
998,000	Fubon Bank (Hong Kong) Ltd. (b)	390,284
308,000	JCG Holdings Ltd.	319,091
285,000	Liu Chong Hing Bank Ltd. (b)	429,719
93,800	Wing Lung Bank Ltd. (b)	705,222

		2,124,598

	Cellular & Wireless — 0.0%
23,500	SmarTone Telecommunications Holdings Ltd.	25,858

	Construction & Homebuilding — 0.0%
818,000	Paul Y.-ITC Construction Holdings Ltd. (b)	233,813

	Financial Investments — 0.0%
84,000	Peregrine Investment Holdings Ltd. * (c)	0

	Information & Services — 0.0%
30,000	USI Holdings Ltd.	10,424

	Instruments — 0.0%
116,000	Arts Optical International Holdings Ltd.	42,920
268,000	Moulin Global Eyecare Holdings Ltd. * (c)	0

		42,920

	Land & Water Transportation — 0.1%
148,000	Orient Overseas International Ltd. (b)	645,048

	Metal Products & Machinery — 0.0%
33,500	ASM Pacific Technology Ltd. (b)	156,004

	Miscellaneous Finance — 0.3%
8,768	Dah Sing Financial Group (b)	58,560
164,000	Guoco Group Ltd. (b)	1,686,058
509,000	Sun Hung Kai & Co., Ltd. (b)	134,188

		1,878,806

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Hong Kong continued
	Publishing, Broadcasting & Cinema — 0.1%
560,000	eSun Holdings Ltd. * (b)	$139,258
24,000	Next Media Ltd. * (b)	11,147
2,132,000	Oriental Press Group Ltd. (b)	629,440

		779,845

	Real Estate Development — 1.1%
95,000	Allied Group Ltd. (b)	131,629
46,000	Allied Properties (H.K.) Ltd. (b)	29,179
4,000	China Motor Bus Co., Ltd.	32,689
825,281	Chinese Estates Holdings Ltd. (b)	728,788
175,000	Emperor International Holdings Ltd. *	27,927
460,000	Goldlion Holdings Ltd. (b)	59,683
176,950	Henderson China Holdings Ltd. (b)	168,269
294,280	Hong Kong Ferry (Holdings) Co., Ltd. (b)	355,015
125,600	Hopson Development Holdings Ltd. (b)	61,363
821,000	Kerry Properties Ltd. (b)	1,822,073
763,800	New World China Land Ltd. *(b)	247,199
235,000	Tian An China Investments Co., Ltd. * (b)	60,343
283,820	Tomson Group Ltd.	67,940
1,034,000	Wheelock & Co., Ltd. (b)	1,668,342
1,274,000	Wheelock Properties Ltd. (b)	686,546
249,500	Wing On Co. International Ltd. (b)	357,592

		6,504,577

	Restaurants, Hotels & Theaters — 0.2%
180,000	Harbour Centre Development Ltd. (b)	302,909
943,847	Hongkong & Shanghai Hotels Ltd. (b)	980,167

		1,283,076

	Software — 0.0%
995,780	SUNeVision Holdings Ltd. (b)	177,771

	Textiles & Apparel — 0.0%
16,333	Tungtex (Holdings) Co., Ltd. * (b)	6,090

	Wholesale — 0.0%
1,236,000	Tan Chong International Ltd.	222,697

		14,633,996

	Ireland — 0.5%
	Construction & Homebuilding — 0.2%
92,000	Abbey plc * (b)	1,063,037

	Oil & Coal Resources — 0.2%
1,125,000	Dragon Oil plc * (b)	2,184,755

	Software — 0.0%
33,931	Iona Technologies plc * (b)	102,455

	Wholesale — 0.1%
18,327	DCC plc	366,096

		3,716,343

	Italy — 5.4%
	Agriculture, Food & Beverage — 0.0%
20,314	La Doria S.p.A. (b)	59,446

	Banks & Credit Institutions — 1.4%
484,056	Banca Monte dei Paschi di Siena S.p.A. (a) (b)	1,705,821
436,000	Banca Popolare Italiana (a) (b)	4,138,257
1,532	Banco di Sardegna S.p.A. (b)	29,664
669,000	Capitalia S.p.A. (b)	3,733,538

		9,607,280

	Construction & Homebuilding — 0.1%
70,039	Vianini Lavori S.p.A. (b)	610,086

	Construction Materials — 0.8%
95,311	Buzzi Unicem S.p.A. (b)	1,383,296
58,000	Italcementi S.p.A. (a) (b)	904,964
51,402	Italmobiliare S.p.A. (b)	3,245,196

		5,533,456

	Electric Utilities — 0.5%
1,503,000	Edison S.p.A. * (b)	3,349,101

	Instruments — 0.0%
40,000	Gefran S.p.A. (b)	227,445

	Insurance — 0.0%
12,393	Fondiaria-Sai S.p.A. (b)	335,527

	Metal Products & Machinery — 0.2%
25,500	Biesse S.p.A. (b)	125,689
219,000	Danieli & Co S.p.A. (b)	1,350,434

		1,476,123

	Oil Distribution — 1.0%
693,000	Cam Finanziaria S.p.A. (b)	1,796,893
258,000	ERG S.p.A. (b)	4,985,833

		6,782,726

	Publishing, Broadcasting & Cinema — 0.8%
1,267,000	C.I.R. S.p.A. — Compagnie Industriali Riunite (b)	3,493,901
1,255,039	Cofide S.p.A. — Compagnia Finanziaria de Benedetti (b)	1,590,539
50,787	Monrif S.p.A. (b)	83,306

		5,167,746

	Real Estate Development — 0.4%
38,250	IPI S.p.A.	321,837
676,820	Risanamento S.p.A. (a) (b)	2,283,524

		2,605,361

	Retail — 0.1%
132,000	Stefanel S.p.A. (b)	593,425

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Italy continued
	Soaps & Cosmetics — 0.1%
47,233	Mirato S.p.A. (b)	$385,437

		36,733,159

	Japan — 20.3%
	Agriculture, Food & Beverage — 0.7%
25,700	Dydo Drinco, Inc. (b)	891,592
20,000	Fuji Foods, Inc. (b)	66,931
6,000	Fujicco Co., Ltd. (b)	85,451
135,000	Itoham Foods, Inc. (a) (b)	577,831
79,000	Kikkoman Corp. (a) (b)	696,749
10,000	Kinki Coca-Cola Bottling Co., Ltd. (b)	102,987
51,700	Kirin Beverage Corp. (a) (b)	1,166,901
101,000	Morinaga & Co., Ltd. (b)	276,684
39,000	Morinaga Milk Industry Co., Ltd. (b)	161,132
19,000	Nichiwa Sangyo Co., Ltd. (b)	60,215
42,000	Nissin Sugar Manufacturing Co., Ltd. (b)	91,101
57,000	Pokka Corp. (b)	332,305
2,000	Semba Tohka Industries Co., Ltd. (b)	6,036
25,000	Tokatsu Foods Co., Ltd. (b)	105,635

		4,621,550

	Autos — 0.0%
11,000	Technol Eight Co., Ltd. (b)	38,807
18,000	Topre Corp. (b)	142,074
10,000	Yorozu Corp. (b)	89,968

		270,849

	Banks & Credit Institutions — 2.5%
3,900	Aichi Bank Ltd. (b)	375,777
228,000	Akita Bank Ltd. (b)	981,869
90,000	Chiba Kogyo Bank Ltd. * (b)	853,018
255,000	Daishi Bank Ltd. (b)	1,042,072
242,000	Eighteenth Bank Ltd. (a) (b)	1,116,198
82,000	Higashi-Nippon Bank Ltd. * (b)	321,532
209,000	Hyakugo Bank Ltd. (b)	1,261,109
127,000	Japan Asia Investment Co., Ltd. (b)	596,388
108,000	Kagawa Bank Ltd. (b)	633,686
10,300	Kita-Nippon Bank Ltd. (b)	477,613
522,000	Kiyo Bank Ltd. * (b)	965,600
63,000	Mie Bank Ltd. (a) (b)	272,857
25,000	Miyazaki Bank Ltd. * (b)	106,330
12,000	Nanto Bank Ltd. (b)	61,355
292,000	Nippon Shinpan Co., Ltd. * (a) (b)	1,503,099
502,000	Orient Corp. * (a) (b)	1,776,115
49,000	Osaka Securities Finance Co., Ltd. (b)	182,462
224,000	Shiga Bank Ltd. (b)	1,318,533
10,300	Shimizu Bank Ltd. * (b)	501,079
85,000	Shinki Co., Ltd. (b)	827,058
65,000	Taiko Bank Ltd. (b)	173,164
11,000	Tochigi Bank Ltd. (b)	76,196
128,000	Yamagata Bank Ltd. * (b)	621,616

		16,044,726

	Basic Minerals & Metals — 1.4%
248,000	Furukawa Electric Co., Ltd. * (a) (b)	953,917
191,000	Godo Steel Ltd. * (a) (b)	655,220
112,000	Mitsubishi Materials Corp. (b)	263,121
259,000	Mitsui Mining & Smelting Co., Ltd. (b)	1,210,507
668,000	Nisshin Steel Co., Ltd. (a) (b)	1,669,408
69,000	Nittetsu Mining Co., Ltd. (b)	272,145
43,500	Osaka Steel Co., Ltd. (b)	534,894
81,000	Ryobi Ltd. (b)	334,382
8,000	Sumitomo Pipe & Tube Co., Ltd. (b)	36,711
84,100	Tokyo Steel Manufacturing Co., Ltd. (a) (b)	1,055,570
127,000	Toyo Kohan Co., Ltd. (b)	535,602
44,000	Yamato Kogyo Co., Ltd. (b)	522,129
245,000	Yodogawa Steel Works Ltd. (b)	1,312,543

		9,356,149

	Beer, Liquor & Tobacco — 0.2%
259,000	Mercian Corp. (b)	711,313
105,000	Oenon Holdings, Inc. (b)	373,077

		1,084,390

	Chemicals & Rubber — 1.7%
50,000	Air Water, Inc. (b)	367,698
125,000	Asahi Denka Co., Ltd. (a) (b)	1,321,311
3,000	Atomix Co., Ltd. (b)	13,293
268,000	Kureha Chemical Industry Co., Ltd. (b)	1,090,288
153,000	Nippon Shokubai Co., Ltd. (b)	1,244,162
183,000	Sakai Chemical Industry Co., Ltd. (b)	789,473
334,000	Showa Denko K.K. (b)	789,035
9,300	SOFT99 Corp. (b)	178,896
156,000	Sumitomo Rubber Industries Ltd. (a) (b)	1,587,806
12,000	Tigers Polymer Corp. (b)	76,178
45,000	Tokai Carbon Co., Ltd. (b)	186,088
7,000	Tokyo Printing Ink Manufacturing Co., Ltd. (b)	24,084
388,000	Tosoh Corp. (b)	1,602,878
276,000	Toyo Tire & Rubber Co., Ltd. (b)	1,072,352
74,000	Tsutsunaka Plastic Industry Co., Ltd. (b)	357,585
259,000	Yokohama Rubber Co., Ltd. (b)	1,104,495

		11,805,622

	Construction & Homebuilding — 2.2%
20,000	Asahi Kogyosha Co., Ltd. (b)	76,181
91,000	Asanuma Corp. (b)	190,998

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Construction & Homebuilding continued
9,600	C-Cube Corp. (b)	$34,673
19,000	Dai-Dan Co., Ltd. (b)	114,034
17,000	Daiho Corp. (b)	44,558
9,000	Daiichi Kensetsu Corp. (b)	68,099
322,500	Fujita Corp. * (a) (b)	304,692
58,000	Fukuda Corp. (b)	373,892
577,000	Haseko Corp. * (a) (b)	1,218,211
9,000	Hibiya Engineering Ltd. (a) (b)	85,110
28,000	Higashi Nihon House Co., Ltd. * (b)	55,233
27,000	Hitachi Plant Engineering &	130,361
	Construction Co., Ltd. (b)
8,400	Japan Foundation Engineering Co., Ltd. (b)	47,977
29,000	Jgc Corp. (a) (b)	355,217
2,000	Kaneshita Construction Co., Ltd. (b)	17,101
3,000	Kawada Construction Co., Ltd. (b)	11,316
185,000	Kinden Corp. (b)	1,365,768
6,000	Koatsu Kogyo Co., Ltd. (b)	22,710
8,000	Kodensha Co., Ltd. (b)	25,313
237,000	Kumagai Gumi Co., Ltd. * (b)	639,167
134,000	Kyudenko Corp. (b)	809,520
130,000	Maeda Corp. (b)	699,355
152,000	Maeda Road Construction Co., Ltd. (b)	1,082,884
43,000	Mitsui Home Co., Ltd. (b)	211,084
75,500	NEC System Integration & Construction Ltd. (b)	677,927
52,000	Nippo Corp. (b)	359,522
9,000	Nippon Densetsu Kogyo Co., Ltd. (b)	56,146
6,000	Nippon Dentsu Co., Ltd. (b)	20,777
22,000	Nippon Denwa Shisetsu Co., Ltd. * (b)	88,053
142,000	Nippon Road Co., Ltd. (b)	332,909
13,000	Ohmoto Gumi Co., Ltd. (b)	97,319
18,000	Oki Wintech Co., Ltd. (b)	89,518
12,200	Oriental Construction Co., Ltd. (b)	56,052
11,300	Raito Kogyo Co., Ltd. (b)	45,218
22,000	Sanyo Engineering & Construction, Inc. (b)	139,055
9,000	Seibu Electric Industry Co., Ltd. (b)	48,533
8,000	Sekisui House Ltd. (b)	80,423
5,500	Shinnihon Corp. (b)	59,707
4,900	Sho-Bond Corp. (a) (b)	44,097
24,000	Taihei Dengyo Kaisha Ltd. (b)	147,198
48,000	Taikisha Ltd. (b)	660,414
274,000	Taisei Corp. (b)	920,412
5,000	Taisei Oncho Co., Ltd. (b)	21,670
77,000	Taisei Rotec Corp. (b)	162,088
4,000	Takasago Thermal Engineering Co., Ltd. (b)	27,280
63,000	Takuma Co., Ltd. (a) (b)	446,945
2,300	Techno Ryowa Ltd. (b)	15,915
104,000	Toda Corp. (b)	442,875
111,000	Toenec Corp. * (b)	489,582
15,000	Tokyo Energy & Systems, Inc. (b)	80,652
60,000	Toshiba Plant Systems & Services Corp. (b)	275,417
24,000	Totetsu Kogyo Co., Ltd. (b)	121,074
6,400	Tsuchiya Home Co., Ltd. (b)	22,652
4,200	Yokogawa Construction Co., Ltd. (b)	16,067
24,000	Yondenko Corp. (b)	133,328
50,000	Yurtec Corp. (b)	286,329
59,000	Zenitaka Corp. (b)	160,246

		14,608,854

	Construction Materials — 1.3%
66,000	Bunka Shutter Co., Ltd. (b)	355,712
57,000	DC Co., Ltd. (b)	176,688
24,000	Komai Tekko, Inc. (b)	71,155
5,000	Mitani Sekisan Co., Ltd. (b)	26,945
14,000	Mitsubishi Plastics, Inc. (b)	38,870
108,000	NGK Spark Plug Co., Ltd. (a) (b)	1,240,009
228,000	Nihon Yamamura Glass Co., Ltd. (b)	701,047
434,000	Nitto Boseki Co., Ltd. (b)	899,679
151,000	Noritake Co., Ltd. (b)	654,333
47,100	Noritz Corp. (a) (b)	743,497
4,000	Sankyo Rikagaku Co., Ltd.	39,773
36,000	Sekisui Jushi Corp. (b)	237,918
6,000	Takahashi Curtain Wall Corp.	21,645
307,000	Topy Industries Ltd. * (b)	1,001,434
117,000	Toto Ltd. (b)	922,484
772,000	Ube Industries Ltd. (b)	1,564,034
64,000	Yokogawa Bridge Corp. (b)	373,875

		9,069,098

	Consumer Durables — 0.0%
19,000	Zojirushi Corp. (b)	131,316

	Drugs & Pharmaceuticals — 0.4%
53,000	Kaken Pharmaceutical Co., Ltd. (a) (b)	362,744
45,000	Kobayashi Pharmaceutical Co., Ltd. * (b)	1,224,202
43,000	Nikken Chemicals Co., Ltd. (b)	131,924
21,000	Nissui Pharmaceutical Co., Ltd. (b)	137,994
41,200	Torii Pharmaceutical Co., Ltd. (b)	882,088

		2,738,952

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Electric Utilities — 0.1%
16,905	Okinawa Electric Power Co., Inc. (b)	$871,484

	Financial Investments — 0.3%
3,000	Daiwa Kosho Lease Co., Ltd. (b)	16,179
19,500	JAFCO Co., Ltd. (b)	1,028,841
4,160	Nishio Rent All Co., Ltd. (b)	47,832
26,000	Ricoh Leasing Co., Ltd. (b)	624,954
14,000	Sankyo Frontier Co., Ltd. (b)	103,691
17,500	Sanyo Electric Credit Co., Ltd. (b)	351,570
19,000	Wakita & Co., Ltd. (b)	181,696

		2,354,763

	Forest Products & Paper — 0.0%
2,000	Nihon Decoluxe Co., Ltd.	13,167

	Furniture & Household Items — 0.3%
114,500	Citizen Watch Co., Ltd. (a) (b)	1,032,662
11,000	Koito Industries Ltd. (b)	48,098
2,100	Kuwayama Corp. (b)	13,779
71,000	Mizuno Corp. (b)	343,620
44,100	Roland Corp. (b)	752,601
21,100	Tachikawa Corp. (b)	146,894

		2,337,654

	Gas & Other Public Utilities — 0.0%
12,000	Keiyo Gas Co., Ltd. (b)	65,515
11,000	Otaki Gas Co., Ltd. (b)	45,600

		111,115

	Information & Services — 0.2%
10,000	Aichi Toyota Motor Co., Ltd. (b)	172,782
5,000	Chodai Co., Ltd. (b)	23,593
21,600	CTI Engineering Co., Ltd. (b)	185,520
8	Eight Consultants Co., Ltd. (b)	26,370
14,800	Eikoh, Inc. (b)	142,872
6,000	Gifu Hino Motor Co., Ltd.	59,524
10,000	Ichishin Co., Ltd. (b)	37,796
15,000	Johnan Academic Preparatory Institute, Inc. (b)	68,363
4,300	Keiiyu Co., Ltd. (b)	51,089
4,800	Nihon Jumbo Co., Ltd. (b)	41,395
48,000	Nomura Co., Ltd. * (b)	195,514
5,000	Original Engineering Consultants Co., Ltd. (b)	21,871
2,900	Toyo TEC Co., Ltd. (b)	24,038
6,000	Toyota Corolla Gifu Co., Ltd.	90,368
16,100	Wesco, Inc. (b)	66,466

		1,207,561

	Instruments — 0.3%
13,000	Aichi Tokei Denki Co., Ltd. (b)	41,297
5,200	Fukuda Denshi Co., Ltd. (b)	185,504
62,000	Hitachi Medical Corp. (b)	779,234
40,000	Horiba Ltd. (b)	860,298
18,000	Kawasumi Laboratories, Inc. (b)	131,623
15,000	Nippon Antenna Co., Ltd. (b)	125,809
3,000	Nireco Corp. (b)	24,607

		2,148,372

	Insurance — 0.0%
42,000	Nisshin Fire & Marine Insurance Co., Ltd. (b)	150,078

	IT Hardware — 0.7%
3,000	Diamond Electric Manufacturing Co., Ltd. (b)	15,268
122,000	Hitachi Kokusai Electric, Inc. * (b)	1,067,853
152,000	Japan Radio Co., Ltd. * (a) (b)	635,361
157,000	Makino Milling Machine Co., Ltd. (a) (b)	912,597
36,000	Shin-Etsu Polymer Co., Ltd. (b)	286,225
55,400	Tokyo Ohka Kogyo Co., Ltd. * (b)	1,165,550
205,000	Toshiba TEC Corp. (b)	905,663

		4,988,517

	Land & Water Transportation — 0.4%
3,000	Chuo Warehouse Co., Ltd. (b)	33,315
2,000	Daiwa Logistics Co., Ltd. (b)	17,678
23,000	Hitachi Transport System Ltd. * (b)	199,400
8,000	Isewan Terminal Service Co., Ltd. (b)	42,888
6,000	Japan Oil Transportation Co., Ltd. (b)	18,718
8,400	K.R.S. Corp. (b)	120,821
3,000	Kawanishi Warehouse Co., Ltd. (b)	21,217
54,000	Maruzen Showa Unyu Co., Ltd. (b)	186,502
8,000	Meiko Trans Co., Ltd. (b)	77,077
139,000	Seino Transportation Co., Ltd. (b)	1,253,089
7,000	Tokyo Kisen Co., Ltd. (b)	42,590
26,800	Yusen Air & Sea Service Co., Ltd. (b)	985,262

		2,998,557

	Metal Products & Machinery — 1.8%
24,000	Aida Engineering Ltd. (b)	124,112
181,000	Amada Co., Ltd. (b)	1,226,236
25,000	Asahi Diamond Industrial Co., Ltd. (b)	165,558
73,000	CKD Corp. (b)	531,526
29,600	Corona Corp. (b)	446,920
163,000	Daifuku Co., Ltd. (b)	1,537,500
123,000	Fujitec Co., Ltd. (b)	633,923
103,000	Hokkai Can Co., Ltd. (b)	326,737
13,000	Ishikawajima Transport Machinery Co., Ltd. (b)	34,070
99,000	Kinki Sharyo Co., Ltd. * (b)	270,102
115,000	Kioritz Corp. * (b)	303,989

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Metal Products & Machinery continued
5,000	Koken Ltd. (b)	$37,412
19,500	Maezawa Industries, Inc. (b)	108,978
151,000	Meidensha Corp. (b)	361,461
114,500	Mori Seiki Co., Ltd. (b)	1,211,575
2,000	Nakano Refrigerators Co., Ltd. (b)	22,464
3,000	Nihon Kaiheiki Industry Co., Ltd. (b)	24,647
107,000	Nippon Thompson Co., Ltd. (b)	725,533
32,700	Nissei Plastic Industrial Co., Ltd. (b)	249,768
18,900	Nitto Kogyo Corp. (a) (b)	243,177
8,000	Sanso Electric Co., Ltd. (b)	58,353
133,000	Shinmaywa Industries Ltd. (b)	722,220
51,000	Sinko Kogyo Co., Ltd. (b)	137,627
41,000	Sintokogio Ltd. (b)	315,519
423,000	Sumitomo Heavy Industries Ltd. (b)	2,024,656
6,000	Toso Co., Ltd. (b)	17,156
19,000	Toyo Engineering Works Ltd. (b)	36,552

		11,897,771

	Miscellaneous Finance — 0.1%
4,300	Daiko Clearing Services Corp. (b)	30,256
72,000	Marusan Securities Co., Ltd. * (b)	479,383

		509,639

	Oil & Coal Resources — 0.3%
5,600	Japan Petroleum Exploration Co., Ltd. * (b)	236,174
70,000	Kanto Natural Gas Development Co., Ltd. (b)	434,435
220,000	Teikoku Oil Co., Ltd. (b)	1,629,692

		2,300,301

	Oil Distribution — 0.6%
461,000	Cosmo Oil Co., Ltd. (b)	1,952,241
122,400	Itochu Enex Co., Ltd. (b)	834,441
44,000	Kamei Corp. (b)	469,068
41,000	San-Ai Oil Co., Ltd. (b)	189,195
80,000	Sinanen Co., Ltd. (b)	428,865
159,000	Toa Oil Co., Ltd. (b)	285,145
33,000	Uehara Sei Shoji Co., Ltd. (b)	206,605

		4,365,560

	Photo-optical, Micros & Office Machinery — 0.3%
18,000	Amano Corp. (b)	213,917
72,400	Glory Ltd. (b)	1,157,626
13,800	Riso Kagaku Corp. (b)	540,264
20,000	Star Micronics Co., Ltd. (b)	215,999

		2,127,806

	Publishing, Broadcasting & Cinema — 0.2%
500	Broadcasting System of Niigata, Inc. (BSN) (b)	3,463
1,000	Chubu-Nippon Broadcasting Co., Ltd. (b)	12,282
8,000	RKB Mainichi Broadcasting Corp. (b)	66,352
2,000	Sanko Sangyo Co., Ltd. (b)	15,733
206,000	Toei Co., Ltd. (a) (b)	1,038,728

		1,136,558

	Real Estate Development — 0.6%
5,000	Airport Facilities Co., Ltd. * (b)	26,760
5,000	Aoki Marine Co., Ltd. (b)	14,642
14,000	Cowboy Co., Ltd. (b)	47,314
80,000	Hankyu Holdings, Inc. (b)	283,008
180,000	Hanshin Electric Railway Co., Ltd. (b)	706,027
7,000	Hosoda Corp. (b)	40,202
45,300	Japan Airport Terminal Co., Ltd. (b)	416,843
14,000	Joint Corp. (b)	525,072
4,700	Kyoritsu Maintenance Co., Ltd. (b)	96,842
119,000	Mitsubishi Logistics Corp. (a) (b)	1,210,015
28,700	Nisshin Fudosan Co., Ltd. (a) (b)	335,224
89,000	Recruit Cosmos Co., Ltd. * (b)	295,698

		3,997,647

	Restaurants, Hotels & Theaters — 1.2%
71,400	Capcom Co., Ltd. (a) (b)	674,768
44,250	Colowide Co., Ltd. (b)	334,021
34,800	Daiichikosho Co., Ltd. (b)	713,000
32,600	Daisyo Corp. (b)	393,267
17,400	Denny’s Japan Co., Ltd. (a) (b)	309,419
6,000	Friendly Corp. (b)	28,530
20,000	Gourmet Kineya Co., Ltd. (b)	166,808
6,000	Green House Co., Ltd. (b)	127,014
40,700	H.I.S. Co., Ltd. * (b)	874,550
74,600	Heiwa Corp. (b)	1,045,419
16,900	Horipro, Inc. (b)	163,191
160,000	Kinki Nippon Tourist Co., Ltd. (b)	419,677
54,400	Namco Ltd. (b)	720,885
54,000	Royal Co., Ltd. (b)	630,093
45,800	SKYLARK Co., Ltd. (b)	696,101
610	Taito Corp. (b)	866,179

		8,162,922

	Retail — 1.1%
50,400	Aoki International Co., Ltd. (a) (b)	623,183
55,100	Aoyama Trading Co., Ltd. (b)	1,383,453
8,300	Arcs Co., Ltd. * (b)	103,998
10,000	Blue Grass Co., Ltd. (b)	114,159
9,200	Charle Co., Ltd. (b)	68,660
25,300	Chiyoda Co., Ltd. (b)	414,300
14,000	Daiwa Co., Ltd. (b)	35,078
3,000	Hanshin Department Store Ltd. (b)	21,427
10,600	Haruyama Trading Co., Ltd. (b)	154,217

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Retail continued
420	Impress Holdings, Inc. *	$378,788
210	Impress Holdings, Inc. * (a) (b)	201,788
67,000	Izumiya Co., Ltd. (b)	446,041
4,400	Jeans Mate Corp. (b)	51,236
16,400	Konaka Co., Ltd. (a) (b)	206,617
11,300	Poplar Co., Ltd. (b)	154,470
122,000	Takashimaya Co., Ltd. (a) (b)	1,088,620
3,200	Three F Co., Ltd. (b)	30,118
5,000	Tokyo Derica Co., Ltd. (b)	35,269
147,000	Uny Co., Ltd. (b)	1,665,933

		7,177,355

	Soaps & Cosmetics — 0.2%
85	Aderans Co., Ltd. (b)	2,008
33,200	Mandom Corp. * (b)	860,240
74,000	Sunstar, Inc. (b)	313,491

		1,175,739

	Software — 0.3%
3,000	Creo Co., Ltd. (b)	17,795
32,900	Fujitsu Business Systems Ltd. (a) (b)	496,424
50,300	INES Corp. (b)	422,485
5,000	Japan Process Development Co., Ltd. (b)	46,885
43,800	TKC Corp. (b)	735,779
40,000	Tsuzuki Denki Co., Ltd. (b)	153,161
79,000	Uchida Yoko Co., Ltd. * (b)	367,190

		2,239,719

	Textiles & Apparel — 0.4%
5,000	Fuji Corp. (b)	42,260
5,000	Fujix Ltd. (b)	30,681
28,000	Ichikawa Co., Ltd. (b)	110,949
59,000	Japan Wool Textile Co., Ltd. (b)	388,377
6,000	Jichodo Co., Ltd. (b)	51,220
8,000	King Co., Ltd. (b)	27,153
393,000	Kurabo Industries Ltd. (b)	974,664
5,000	Morishita Co., Ltd.	50,505
20,000	Onward Kashiyama Co., Ltd. (b)	252,548
67,000	Tokyo Style Co., Ltd. (b)	667,053
8,000	Yagi Corp. (b)	38,458

		2,633,868

	Wholesale — 0.5%
25,400	Arakawa Chemical Industrial Ltd. * (b)	366,216
47,000	Best Denki Co., Ltd. (a) (b)	185,543
10,000	Denkyosha Co., Ltd. (b)	92,783
5,000	Furusato Industries Ltd. (b)	54,950
39,000	Kanaden Corp. (b)	225,168
11,100	Kato Sangyo Co., Ltd. (b)	170,178
70,000	Laox Co., Ltd. (a) (b)	228,324
22,000	Mitani Corp. (b)	167,898
22,000	Nagahori Corp. (b)	75,539
21,000	Nissho Electronics Corp. (b)	151,795
19,300	Ryosan Co., Ltd. (b)	459,692
10,800	Ryoyo Electro Corp. (b)	173,242
57,000	Sanshin Electronics Co., Ltd. (b)	484,789
27,000	Sekido Co., Ltd. *	41,396
37,000	Shinko Shoji Co., Ltd. (b)	322,190
1,400	Takachiho Koheki Co., Ltd. (b)	13,206
5,000	Tokiwa Yakuhin Co., Ltd. (b)	21,843
11,000	Totech Corp. (b)	68,911
2,500	Tsuzuki Densan Co., Ltd. (b)	13,623
3,000	Yokohama Maruuo Co., Ltd. (b)	20,743
71,000	Yuasa Funashoku Co., Ltd. (b)	169,092

		3,507,121

		138,144,780

	Malaysia — 0.0%
	Real Estate Development — 0.0%
24,000	Rekapacific Berhad * (c)	0

	Netherlands — 3.1%
	Chemicals & Rubber — 0.8%
75,600	DSM NV (b)	5,170,313

	Forest Products & Paper — 0.0%
6,507	Crown Van Gelder NV (b)	157,771

	Information & Services — 0.2%
22,464	Koninklijke BAM Groep NV (b)	1,486,954

	Land & Water Transportation — 0.1%
14,400	Koninklijke Frans Maas Groep NV	461,811

	Metal Products & Machinery — 0.0%
4,955	Koninklijke Nedschroef Holding NV (b)	142,752

	Oil Distribution — 0.4%
110,435	Koninklijke Vopak NV (b)	2,786,028

	Publishing, Broadcasting & Cinema — 0.9%
186,600	VNU NV (b)	5,196,095

	Real Estate Development — 0.1%
11,400	Rodamco Europe NV (b)	934,084

	Restaurants, Hotels & Theaters — 0.1%
36,982	Athlon Holding NV (b)	926,228

	Retail — 0.1%
15,200	Macintosh Retail Group NV (b)	600,812

	Wholesale — 0.4%
301,000	Buhrmann NV (b)	2,964,176

		20,827,024

	New Zealand — 0.2%
	Agriculture, Food & Beverage — 0.0%
101,057	Sanford Ltd. (b)	323,262
8,873	Wrightson Ltd. (b)	10,749

		334,011

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, New Zealand continued
	Biotechnology — 0.0%
82,201	Rubicon Ltd. * (b)	$58,794

	Electric Utilities — 0.0%
14,328	TrustPower Ltd. (b)	59,583

	Health Care & Hospital — 0.0%
40,187	Metlifecare Ltd. (b)	92,521

	Land & Water Transportation — 0.0%
51,683	Mainfreight Ltd. * (b)	104,068

	Publishing, Broadcasting & Cinema — 0.2%
131,917	Independent Newspapers Ltd. (b)	686,285

	Real Estate Development — 0.0%
146,473	CDL Hotels New Zealand Ltd. (b)	55,797

	Retail — 0.0%
38,184	Hallenstein Glasson Holdings Ltd. (b)	107,366

		1,498,425

	Portugal — 0.6%
	Electric Utilities — 0.6%
1,413,000	Electricidade de Portugal SA (b)	3,551,119

	Restaurants, Hotels & Theaters — 0.0%
35,747	Ibersol — SGPS SA (b)	231,552

		3,782,671

	Singapore — 1.0%
	Agriculture, Food & Beverage — 0.1%
636,000	Asia Food & Properties Ltd. * (b)	205,216
1,210,000	Golden Agri-Resources Ltd. * (b)	365,647

		570,863

	Airlines — 0.1%
698,000	Singapore Airport Terminal Services Ltd. (b)	941,119

	Autos — 0.0%
266,000	Hong Leong Asia Ltd. (b)	142,530

	Banks & Credit Institutions — 0.1%
216,625	Hong Leong Finance Ltd. (b)	431,064

	Commercial Aircraft & Components — 0.1%
262,800	SIA Engineering Co. * (b)	376,805

	Financial Investments — 0.1%
147,750	Overseas Union Enterprise Ltd. (b)	796,699

	Information & Services — 0.0%
122,000	United Engineers Ltd. (b)	122,979

	IT Hardware — 0.1%
171,160	WBL Corp., Ltd. (b)	338,697

	Land & Water Transportation — 0.0%
187,000	SBS Transit Ltd. (b)	248,859

	Miscellaneous Finance — 0.0%
49,250	UOB-Kay Hian Holdings Ltd. (b)	27,865

	Oil Distribution — 0.1%
311,000	Singapore Petroleum Co., Ltd. (a) (b)	914,342

	Photo-optical, Micros & Office Machinery — 0.0%
335,000	Brilliant Manufacturing Ltd. (b)	93,099

	Real Estate Development — 0.2%
1,035,550	Ascott Group Ltd. (b)	278,745
139,000	Jardine Cycle & Carriage Ltd. (b)	1,093,169

		1,371,914

	Restaurants, Hotels & Theaters — 0.1%
342,000	Hotel Properties Ltd. (b)	253,276
890,000	Stamford Land Corp., Ltd.	134,656

		387,932

	Retail — 0.0%
3,000	Robinson & Co., Ltd. (b)	10,769
19,000	Wearnes International (1994) Ltd. (b)	14,959

		25,728

	Wholesale — 0.0%
169,000	GP Industries Ltd. (b)	85,199

		6,875,694

	South Korea — 2.8%
	Agriculture, Food & Beverage — 0.1%
1,730	Dongwon F&B Co., Ltd. (b)	92,815
32	Lotte Chilsung Beverage Co., Ltd. (b)	27,439
17,640	Maeil Dairy Industry (b)	201,015
161	Namyang Dairy Products Co., Ltd. (b)	74,828

		396,097

	Basic Minerals & Metals — 0.1%
59,520	Hyundai Hysco (b)	718,815

	Chemicals & Rubber — 0.2%
110	Dongbu Hannong Chemical Co., Ltd.	2,241
19,230	Honam Petrochemical Corp. (b)	798,187
910	Taekwang Industrial Co., Ltd. (b)	586,641

		1,387,069

	Construction & Homebuilding — 0.4%
11,730	Halla Engineering & Construction Corp. (b)	216,260
52,670	Hyundai Development Co. (b)	1,222,475
7,900	Korea Development Corp. (b)	184,683
4,200	Tae Young Corp. (b)	140,213

		1,763,631

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, South Korea continued
	Construction Materials — 0.1%
5,930	Asia Cement Co., Ltd.	$198,918
1,510	Hyundai Cement Co., Ltd. (b)	41,859
388,490	Ssangyong Cement Industrial Co., Ltd. * (b)	601,956

		842,733

	Drugs & Pharmaceuticals — 0.1%
11,720	Dong-A Pharmaceutical Co., Ltd. (b)	553,679

	Forest Products & Paper — 0.1%
54,980	Hansol Paper Co., Ltd. (b)	563,286
15,000	Shinmoorim Paper Manufacturing Co., Ltd. (b)	142,973

		706,259

	Gas & Other Public Utilities — 0.0%
430	Pusan City Gas Co., Ltd.	8,945

	Government Aircraft & Defense — 0.2%
19,420	Hyundai Mipo Dockyard Co., Ltd. (b)	1,089,916

	Information & Services — 0.2%
94,590	Doosan Heavy Industries & Construction Co., Ltd. (b)	1,549,198

	Insurance — 0.2%
69,310	Dongbu Insurance Co., Ltd. (b)	707,564
130,440	Korean Reinsurance Co. (b)	818,011
4,300	Oriental Fire & Marine Insurance Co., Ltd. (b)	94,833

		1,620,408

	Metal Products & Machinery — 0.4%
161,110	Doosan Infracore Co., Ltd.	1,407,080
25,020	STX Corp. (b)	458,134

		1,865,214

	Miscellaneous Finance — 0.2%
202,730	Daewoo Securities Co., Ltd. * (b)	1,648,229

	Photo-optical, Micros & Office Machinery — 0.0%
3,610	Sindo Ricoh Co., Ltd.	194,730

	Retail — 0.2%
23,740	Hyundai Department Store Co., Ltd. (b)	1,086,771
4,980	Hyundai Department Store H&S Co., Ltd. (b)	220,761
2,030	KCC Corp. (b)	368,470

		1,676,002

	Soaps & Cosmetics — 0.0%
7,270	LG Household & Health Care Ltd.	288,143

	Software — 0.0%
8,970	POSDATA Co., Ltd. (b)	286,310

	Textiles & Apparel — 0.2%
61,560	Cheil Industries, Inc. (b)	986,293
38,920	Hyosung Corp. * (b)	460,341

		1,446,634

	Wholesale — 0.1%
73,170	LG International Corp. (b)	900,568

		18,942,580

	Spain — 3.1%
	Chemicals & Rubber — 0.0%
110,000	La Seda de Barcelona SA, Class B * (b)	328,339

	Construction & Homebuilding — 1.1%
230,000	Abengoa SA (b)	2,665,850
225,000	Obrascon Huarte Lain SA (a) (b)	2,933,974
216,000	Uralita SA * (b)	1,125,035

		6,724,859

	Instruments — 0.0%
20,758	Indo Internacional SA	165,863

	Real Estate Development — 1.5%
107,200	Corporacion Financiera Alba SA (b)	4,269,976
12,527	Inmobiliaria Colonial	667,298
232,000	Inmobiliaria Urbis SA (a) (b)	4,359,977
18,143	TESTA, Inmuebles en Renta SA (b)	413,730

		9,710,981

	Restaurants, Hotels & Theaters — 0.0%
23,047	Sol Melia SA (b)	267,064

	Wholesale — 0.5%
71,400	Compania de Distribucion Integral Logista SA (a)	3,640,881
376	Pescanova SA	9,027

		3,649,908

		20,847,014

	Sweden — 3.2%
	Banks & Credit Institutions — 0.0%
2,946	Hagstromer & Oviberg AB (b)	73,713
11,000	Skandinaviska Enskilda Banken AB, Class A (b)	182,578

		256,291

	Basic Minerals & Metals — 0.4%
580,000	Boliden AB * (b)	2,495,209

	Cellular & Wireless — 0.2%
114,000	Tele2 AB, Class B (a) (b)	1,067,679

	Financial Investments — 0.5%
147,000	Ratos AB, Class B (b)	3,196,325
1,952	Vostok Nafta Investment Ltd. * (b)	37,602

		3,233,927

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Sweden continued
	Government Aircraft & Defense — 0.5%
213,000	Saab AB (b)	$3,447,895

	Health Care & Hospital — 0.7%
360,000	Gambro AB, Class A (a) (b)	4,807,746

	Metal Products & Machinery — 0.6%
318,000	AB SKF, Class B (a) (b)	3,236,643
45,800	SSAB Svenskt Stal AB, Class B (a) (b)	1,007,114

		4,243,757

	Real Estate Development — 0.2%
32,200	Fabege AB	700,923
62,084	Hufvudstaden AB, Class A (b)	460,506
6,440	Wihlborgs Fastigheter AB *	156,677

		1,318,106

	Software — 0.1%
840,000	Bure Equity AB * (a) (b)	220,118
308,707	Intentia International AB, Class B * (b)	634,170

		854,288

	Wholesale — 0.0%
42,938	Midway Holding AB, Class B (b)	146,935

		21,871,833

	Switzerland — 7.0%
	Agriculture, Food & Beverage — 0.2%
1,500	Barry Callebaut AG * (b)	380,537
1,020	Bell Holding AG (b)	875,241

		1,255,778

	Banks & Credit Institutions — 0.8%
148	Banque Cantonale du Jura (b)	41,465
12,080	Banque Cantonale Vaudoise (b)	2,903,630
7,470	Berner Kantonalbank (b)	1,113,670
698	Graubuendner Kantonalbank (b)	444,141
2,413	St. Galler Kantonalbank (b)	606,708

		5,109,614

	Biotechnology — 0.3%
3,540	Serono SA, Class B (b)	2,265,918

	Communications Utilities — 0.0%
8,000	Ascom Holding AG (b)	104,760

	Construction & Homebuilding — 0.1%
16,000	Batigroup Holding AG (b)	214,694
840	Zschokke Holding SA (b)	475,392

		690,086

	Construction Materials — 0.0%
433	Vetropack Holding AG (b)	288,149

	Electric Utilities — 0.1%
1,113	Compagnie vaudoise d’electricite (CVE), Class B (b)	1,014,207

	Financial Investments — 0.2%
7,400	AIG Private Equity Ltd. * (b)	744,973
3,000	Private Equity Holding AG * (b)	83,386
1,950	Schweizerhall Holding AG * (b)	145,383
1,751	Sustainable Performance Group * (b)	443,332

		1,417,074

	Furniture & Household Items — 0.2%
8,800	Huber & Suhner AG (b)	582,422
7,200	Quadrant AG * (b)	753,838

		1,336,260

	Instruments — 0.4%
1,500	Harwanne Compagnie de participations industielles et financieres SA * (b)	258,011
4,600	Inficon Holding AG *	434,335
5,680	Leica Geosystems AG *	2,069,887

		2,762,233

	Insurance — 1.6%
86,400	Baloise Holding AG, Class R (b)	4,299,468
11,554	Helvetia Patria Holding (b)	1,866,144
29,700	Swiss Life Holding * (b)	3,905,796
7,874	Waadt Versicherungen Holding *	706,602

		10,778,010

	Land & Water Transportation — 0.1%
16,574	Jungfraubahn Holding AG	587,818

	Metal Products & Machinery — 1.7%
304	AFG Arbonia-Forster Holding AG (b)	84,603
4,400	Bucher Industries AG *	267,811
204	Conzzeta Holding AG (b)	226,319
1,440	Feintool International Holding AG (b)	327,987
1,200	Gurit-Heberlein AG (b)	849,928
2,117	Industrieholding Cham AG (b)	518,219
43,200	Saurer AG * (b)	2,693,441
5,040	SIG Holding AG (b)	1,139,120
5,080	Sulzer AG (b)	2,091,974
23,400	Unaxis Holding AG * (a) (b)	3,207,871

		11,407,273

	Real Estate Development — 0.5%
137	MCH Messe Schweiz Holding AG (b)	31,838
37,600	PSP Swiss Property AG * (b)	1,631,946
12,700	Unique Zurich Airport * (b)	1,882,733

		3,546,517

	Restaurants, Hotels & Theaters — 0.1%
1,760	Moevenpick Holding AG * (b)	396,549

	Retail — 0.2%
16,699	Charles Voegele Holding AG (b)	1,062,923

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Switzerland continued
	Wholesale — 0.5%
301	Daetwyler Holding AG (b)	$796,408
420	Eichhof Holding AG (b)	440,322
1,633	Metraux Services Holding SA (b)	198,341
7,360	Valora Holding AG * (b)	1,665,775

		3,100,846

		47,124,015

	United Kingdom — 20.2%
	Banks & Credit Institutions — 0.2%
156,030	Paragon Group Cos., plc (b)	1,183,190

	Basic Minerals & Metals — 0.6%
288,000	Avocet Mining plc *	387,528
5,040,000	Corus Group plc * (b)	3,764,055

		4,151,583

	Beer, Liquor & Tobacco — 0.4%
365,068	Scottish & Newcastle plc (b)	3,025,055

	Chemicals & Rubber — 0.6%
948,000	Imperial Chemical Industries plc (b)	4,313,986

	Commercial Aircraft & Components — 0.7%
60,000	Chemring Group plc (b)	503,543
792,000	Rolls-Royce Group plc * (b)	4,064,964

		4,568,507

	Communications Utilities — 0.2%
1,056,000	Kingston Communications (Hull) plc (b)	1,182,758

	Construction & Homebuilding — 3.2%
355,200	Barratt Developments plc (b)	4,555,558
192,500	Bellway plc (b)	2,972,680
30,000	Ben Bailey plc (b)	248,630
310,000	Carillion plc (b)	1,564,612
497,000	George Wimpey plc (b)	3,901,145
167,000	Mowlem plc	546,290
816,000	Taylor Woodrow plc (b)	4,923,816
141,409	Wilson Bowden plc (b)	2,867,861

		21,580,592

	Construction Materials — 0.9%
84,000	Baggeridge Brick plc * (b)	269,512
576,000	Hanson plc (b)	5,526,847
175,000	Pilkington plc (b)	374,700

		6,171,059

	Drugs & Pharmaceuticals — 0.7%
433,000	Shire Pharmaceuticals plc (b)	4,730,047

	Financial Investments — 0.9%
260,835	3i Group plc (b)	3,159,755
625,133	Ashtead Group plc * (b)	1,172,503
252,181	F&C Asset Management plc (b)	913,075
78,352	Hitachi Capital UK plc (b)	336,892
1,102,000	NewMedia SPARK plc * (b)	206,544
71,635	Vp plc	266,818

		6,055,587

	Gas & Other Public Utilities — 0.7%
259,687	Severn Trent plc (a) (b)	4,722,661

	Information & Services — 0.6%
20,286	Alfred Mcalpine plc (b)	135,164
1,053,000	First Choice Holidays plc (b)	3,600,365
41,000	Interior Services Group plc (b)	145,999
408,512	Sygen International plc (b)	280,360

		4,161,888

	Instruments — 0.0%
321,000	Senior plc	264,959

	Insurance — 2.6%
446,896	Benfield Group plc (b)	2,110,076
1,680,000	Friends Provident plc (b)	5,463,653
2,655,000	Henderson Group plc * (b)	2,900,879
1,584,000	Old Mutual plc (b)	3,453,895
2,352,000	Royal & Sun Alliance Insurance Group plc (b)	3,520,538
408,390	SVB Holdings plc * (a)	186,663

		17,635,704

	Land & Water Transportation — 0.6%
364,812	Arriva plc (b)	3,555,855
150,214	Autologic Holdings plc (b)	499,473

		4,055,328

	Metal Products & Machinery — 0.0%
88,000	Alumasc Group plc (b)	241,533
4,588	Delta plc (b)	9,852

		251,385

	Miscellaneous Finance — 0.3%
394,000	Amvescap plc (b)	2,341,331

	Oil & Coal Resources — 1.0%
131,000	Dana Petroleum plc * (b)	1,511,090
198,629	Paladin Resources plc (b)	796,473
152,000	UK Coal plc	384,155
207,500	Xstrata plc (b)	3,992,912

		6,684,630

	Oil Drilling & Services — 0.8%
540,000	Abbot Group plc (b)	2,456,830
165,011	Expro International Group plc	1,322,099
120,169	Hunting plc (b)	539,797
173,743	Venture Production plc *	1,149,930

		5,468,656

	Publishing, Broadcasting & Cinema — 0.4%
239,124	WPP Group plc (b)	2,450,325

	Real Estate Development — 1.3%
173,400	British Land Co., plc (b)	2,717,748
118,820	Enterprise Inns plc (b)	1,772,827
170,400	Land Securities Group plc (b)	4,232,976

		8,723,551

	Restaurants, Hotels & Theaters — 2.6%
216,000	De Vere Group plc	2,183,617
114,664	Greene King plc (b)	2,611,190

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, United Kingdom continued
	Restaurants, Hotels & Theaters continued
1,176	Luminar plc (b)	$11,559
778,000	Mitchells & Butlers plc (b)	4,666,478
42,000	Regent Inns plc *	59,097
1,624,000	Sportech plc *	265,257
25,200	Urbium plc	365,872
272,999	Whitbread plc (b)	4,643,265
151,197	Wolverhampton & Dudley Breweries plc (b)	3,121,049

		17,927,384

	Retail — 0.3%
13,981	Lookers plc (b)	80,322
534,087	Somerfield plc (b)	1,830,047

		1,910,369

	Soaps & Cosmetics — 0.1%
137,219	McBride plc (b)	368,564

	Software — 0.4%
4,347,573	Dimension Data Holdings plc * (b)	2,517,135
350,000	InTechnology plc *	288,582

		2,805,717

	Wholesale — 0.1%
71,615	Fayrewood plc (b)	139,751
99,000	Nichols plc (b)	350,527

		490,278

		137,225,094

	Total Common Stock (Cost $626,811,080)	668,797,935

	Mutual Fund — 0.1%
	United States — 0.1%
	Miscellaneous Finance — 0.1%
29,600	iShares MSCI South Korea Index Fund (a)	947,200

	Total Mutual Fund (Cost $913,160)	947,200

	Preferred Stock — 0.2%
	Germany 0.2%
	Wholesale 0.2%
47,379	Jungheinrich AG (b)	1,021,512

	Total Preferred Stock (Cost $1,000,184)	1,021,512

	Repurchase Agreement — 2.0%
	United States — 2.0%
$13,442,000	State Street Bank dated 6/30/05, due 7/1/05 at 2.00% with a maturity value of 13,442,747 (Fully collateralized by a Federal Home Loan Bank Note)	13,442,000

	Total Repurchase Agreement (Cost $13,442,000)	13,442,000

	Securities Held as Collateral for Securities Lending — 8.6%
58,165,534	State Street Navigator Securities Lending Prime Portfolio	58,165,534

	Total Securities Held as Collateral for Securities Lending (Cost $58,165,534)	58,165,534

	Total Investments (Cost $700,331,958) (d) — 109.6%	$742,374,181

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All or a portion of this security was on loan as of June 30, 2005.

(b)	Fair-valued by management.

(c)	Bankrupt security/delisted; fair-valued by management.

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation as follows:

Unrealized appreciation	$59,376,330
Unrealized depreciation	(17,334,107)

Net unrealized appreciation	$42,042,223

Forward Currency Exchange Contracts

			Unrealized
	Delivery	Contract Amount	Appreciation/
	Date	(Local Currency)	(Depreciation)

Receive British Pounds in Exchange for 1,127,989.17 Euro	7/1/05	750,000	$(21,277)
Receive Swiss Francs in Exchange for 72,959.71 Euro	7/5/05	113,000	$(137)
Receive British Pounds in Exchange for 16,356.88 Euro	7/5/05	11,000	(92)

			$(21,506)

Laudus Trust
Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 93.5%
	Agriculture, Food & Beverage — 2.3%
1,210	General Mills, Inc.	$56,616
5,300	Kellogg Co.	235,532
5,200	Pepsi Bottling Group, Inc.	148,772

		440,920

	Autos — 0.2%
490	PACCAR, Inc.	33,320

	Banks & Credit Institutions — 9.0%
18,900	Bank of America Corp.	862,029
9,000	Bank of New York Co., Inc.	259,020
3,400	Comerica, Inc.	196,520
8,000	PNC Financial Services Group	435,680

		1,753,249

	Basic Minerals & Metals — 0.1%
200	Phelps Dodge Corp.	18,500

	Beer, Liquor & Tobacco — 1.6%
4,700	Altria Group, Inc.	303,902

	Biotechnology — 0.1%
260	Gilead Sciences, Inc. *	11,437

	Cellular & Wireless — 0.3%
1,600	Telephone & Data Systems, Inc.	65,296

	Chemicals & Rubber — 1.4%
6,000	Sherwin-Williams Co.	282,540

	Communications Utilities — 0.6%
400	Google, Inc., Class A *	117,660

	Construction & Homebuilding — 1.6%
3,700	Pulte Homes, Inc.	311,725

	Construction Materials — 1.2%
3,600	Vulcan Materials Co.	233,964

	Drugs & Pharmaceuticals — 0.6%
2,100	Genzyme Corp. *	126,189

	Electric Utilities — 2.0%
10,500	PG&E Corp.	394,170

	Government Aircraft & Defense — 1.9%
9,300	Raytheon Co.	363,816

	Health Care & Hospital — 3.3%
1,400	Coventry Health Care, Inc. *	99,050
1,400	Laboratory Corp. of America Holdings *	69,860
9,000	UnitedHealth Group, Inc.	469,260

		638,170

	Information & Services — 4.5%
860	H&R Block, Inc.	50,181
7,800	Moody’s Corp.	350,688
7,300	Prudential Financial, Inc.	479,318

		880,187

	Instruments — 7.7%
5,200	Becton, Dickinson & Co.	272,844
3,100	C.R. Bard, Inc.	206,181
10,100	Johnson & Johnson	656,500
6,400	Johnson Controls, Inc.	360,512

		1,496,037

	Insurance — 10.3%
9,000	ACE Ltd.	403,650
3,500	Ambac Financial Group, Inc.	244,160
1,900	Everest Re Group Ltd.	176,700
800	Lincoln National Corp.	37,536
5,000	Loews Corp.	387,500
3,000	MGIC Investment Corp.	195,660
8,000	WellPoint, Inc. *	557,120

		2,002,326

	Integrated Oil Cos. — 2.9%
1,700	Exxon Mobil Corp.	97,699
6,200	Occidental Petroleum Corp.	476,966

		574,665

	IT Hardware — 4.6%
9,300	Marvell Technology Group Ltd. *	353,772
21,949	Motorola, Inc.	400,789
9,800	The DIRECTV Group, Inc. *	151,900

		906,461

	Land & Water Transportation — 2.5%
8,800	Burlington Northern Santa Fe Corp.	414,304
1,200	C.H. Robinson Worldwide, Inc.	69,840

		484,144

	Mainframe & Minicomputers — 0.4%
2,000	Dell, Inc. *	79,020

	Metal Products & Machinery — 1.2%
2,600	Black & Decker Corp.	233,610

	Miscellaneous Finance — 5.9%
1,200	Chicago Mercantile Exchange	354,600
17,400	Citigroup, Inc.	804,402

		1,159,002

	Oil & Coal Resources — 4.5%
5,600	Anadarko Petroleum Corp.	460,040
12,300	XTO Energy, Inc.	418,077

		878,117

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Oil Distribution — 0.7%
2,200	Questar Corp.	$144,980

	Oil Drilling & Services — 0.2%
700	Weatherford International Ltd. *	40,586

	Photooptical, Micros & Office Machinery — 0.0%
400	Hewlett-Packard Co.	9,404

	Publishing, Broadcasting & Cinema — 1.5%
9,500	Liberty Media Corp., Class A *	96,805
1,100	McGraw-Hill Cos., Inc.	48,675
9,080	Time Warner, Inc. *	151,727
140	Tribune Co.	4,925

		302,132

	Real Estate Investment Trusts — 0.9%
4,200	iStar Financial, Inc.	174,678

	Restaurants, Hotels & Theaters — 0.9%
5,600	McDonald’s Corp.	155,400
500	YUM! Brands, Inc.	26,040

		181,440

	Retail — 8.9%
3,200	Abercrombie & Fitch Co., Class A	219,840
5,600	Chico’s FAS, Inc. *	191,968
6,600	Federated Department Stores, Inc.	483,648
10,000	Home Depot, Inc.	389,000
4,500	Michaels Stores, Inc.	186,165
4,000	Nordstrom, Inc.	271,880

		1,742,501

	Software — 4.3%
12,576	Adobe Systems, Inc.	359,925
4,600	Cognizant Technology Solutions Corp., Class A *	216,798
5,600	Computer Sciences Corp. *	244,720
500	Fidelity National Financial, Inc.	17,845

		839,288

	Textiles & Apparel — 3.3%
15,600	Coach, Inc. *	523,692
2,200	VF Corp.	125,884

		649,576

	Wholesale — 2.1%
6,500	McKesson Corp.	291,135
2,200	W.W. Grainger, Inc.	120,538

		411,673

	Total Common Stock (Cost $15,129,550)	18,284,685

	Repurchase Agreement — 5.6%
$1,092,798	Bear Stearns dated 6/30/05, due 7/1/05 at 2.80% with a maturity value of $1,092,883 (Fully collateralized by a US Treasury Bond)	1,092,798

	Total Repurchase Agreement (Cost $1,092,798)	1,092,798

	Total Investments (Cost $16,222,348) (b) — 99.1%	$19,377,483

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,297,396
Unrealized depreciation	(142,261)

Net unrealized appreciation	$3,155,135

Laudus Trust
Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Statement of Securities Sold Short as of 6/30/05 (Unaudited)

Shares		Value

	Common Stock — 93.8%
	Agriculture, Food & Beverage — 3.4%
16,100	Coca-Cola Co.	$672,175

	Autos — 0.2%
1,300	General Motors Acceptance Corp.	44,200

	Banks & Credit Institutions — 8.9%
7,400	American Express Co.	393,902
11,400	E*TRADE Financial Corp. *	159,486
6,100	Fifth Third Bancorp	251,381
9,000	New York Community Bancorp,	163,080
	Inc.
9,800	North Fork Bancorporation, Inc.	275,282
4,300	Northern Trust Corp.	196,037
6,500	Popular, Inc.	163,735
3,900	Synovus Financial Corp.	111,813

		1,714,716

	Basic Minerals & Metals — 1.5%
7,200	Newmont Mining Corp.	281,016
200	Nucor Corp.	9,124

		290,140

	Cellular & Wireless — 2.2%
12,200	Verizon Communications, Inc.	421,510

	Drugs & Pharmaceuticals — 6.9%
4,500	Allergan, Inc.	383,580
5,300	Celgene Corp. *	216,081
7,700	Eli Lilly & Co.	428,967
5,400	Pfizer, Inc.	148,932
2,900	Sepracor, Inc. *	174,029

		1,351,589

	Electric Utilities — 2.6%
5,700	Progress Energy, Inc.	257,868
7,127	Southern Co.	247,093

		504,961

	Furniture & Household Items — 1.5%
10,500	International Game Technology	295,575

	Gas & Other Public Utilities — 1.7%
28,600	El Paso Corp.	329,472

	Health Care & Hospital — 1.1%
17,700	Tenet Healthcare Corp. *	216,648

	Information & Services — 4.7%
4,900	Apollo Group, Inc., Class A *	383,278
16,300	Paychex, Inc.	530,402

		913,680

	Instruments — 6.1%
6,200	Medtronic, Inc.	321,098
3,600	St. Jude Medical, Inc. *	156,996
6,400	Stryker Corp.	304,384
100	Varian Medical Systems, Inc. *	3,733
5,400	Zimmer Holdings, Inc. *	411,318

		1,197,529

	Insurance — 5.3%
14,600	Marsh & McLennan Cos., Inc.	404,420
5,100	Progressive Corp.	503,931
4,200	Willis Group Holdings Ltd.	137,424

		1,045,775

	IT Hardware — 10.6%
12,800	Altera Corp. *	253,696
3,500	Comverse Technology, Inc. *	82,775
1,400	Jabil Circuit, Inc. *	43,022
6,600	KLA-Tencor Corp.	288,420
12,400	Linear Technology Co.	454,955
1,100	Maxim Integrated Products, Inc.	42,031
8,977	Microchip Technology, Inc.	265,899
11,300	National Semiconductor Corp.	248,939
2,700	QUALCOMM, Inc.	89,127
9,100	Texas Instruments, Inc.	255,437
1,200	Xilinx, Inc.	30,600

		2,054,901

	Land & Water Transportation — 2.8%
1,600	Expeditors International of Washington, Inc.	79,696
6,800	United Parcel Service, Inc., Class B	470,288

		549,984

	Miscellaneous Finance — 3.8%
3,000	Bear Stearns Companies, Inc.	311,820
4,200	Goldman Sachs Group, Inc.	428,484

		740,304

	Oil Drilling & Services — 1.4%
5,900	Halliburton Co.	282,138

	Photo-optical, Micros & Office Machinery — 0.5%
1,000	EMC Corp. *	13,710
1,100	Lexmark International, Inc., Class A *	71,313
451	Network Appliance, Inc. *	12,750

		97,773

	Publishing, Broadcasting & Cinema — 1.8%
2,200	Interpublic Group of Cos., Inc. *	26,796
2,300	New York Times Co., Class A	71,645
37,700	Sirius Satellite Radio, Inc. *	244,296

		342,737

	Real Estate Investment Trusts — 6.8%
2,300	Avalonbay Communities, Inc.	185,840
4,200	Equity Residential	154,644
6,500	General Growth Properties, Inc.	267,085
400	Kimco Realty Corp.	23,564
6,800	Plum Creek Timber Co.	246,840
4,500	ProLogis	181,080
3,700	Simon Property Group, Inc.	268,213

		1,327,266

	Restaurants, Hotels & Theaters — 0.4%
1,700	Starbucks Corp. *	87,822

Statement of Securities Sold Short continued

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Retail — 8.4%
4,400	Amazon.com, Inc. *	$145,552
9,700	Bed Bath & Beyond, Inc. *	405,266
13,700	eBay, Inc. *	452,237
1,800	Safeway, Inc.	40,662
3,000	Tiffany & Co.	98,280
5,650	Wal-Mart Stores, Inc.	272,330
2,000	Whole Foods Market, Inc.	236,600

		1,650,927

	Soaps & Cosmetics — 1.3%
2,630	Clorox Co.	146,544
2,200	Colgate-Palmolive Co.	109,802

		256,346

	Software — 6.9%
7,300	Electronic Arts, Inc. *	413,253
1,100	International Business Machines Corp.	81,620
9,700	Microsoft Corp.	240,948
46,500	Oracle Corp. *	613,800

		1,349,621

	Textiles & Apparel — 1.1%
5,800	Cintas Corp.	223,880

	Wholesale — 1.9%
3,100	Patterson Cos., Inc. *	139,748
6,500	Sysco Corp.	235,235

		374,983

	Total Securities Sold Short (Proceeds $18,235,429) — 93.8%	$18,336,652

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

Laudus Trust
Laudus Rosenberg Global Long/ Short Equity Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 90.7%
	Austria — 0.5%
	Oil Distribution — 0.4%
163	OMV AG (b)	$70,950

	Real Estate Development — 0.1%
3,000	Immofinanz Immobilien Anlagen AG * (b)	27,485

		98,435

	Belgium — 1.1%
	Banks & Credit Institutions — 0.4%
3,000	Fortis (b)	83,020

	Basic Minerals & Metals — 0.0%
137	Cumerio	2,355

	Financial Investments — 0.5%
600	Almancora Comm. Va. (b)	54,673
200	Compagnie Nationale a Portefeuille/ Nationale Portefeuille Maatschappij (b)	45,697

		100,370

	Retail — 0.2%
900	Delhaize Group (b)	53,928

		239,673

	Denmark — 0.4%
	Agriculture, Food & Beverage — 0.1%
308	Danisco A/ S (b)	19,987

	Land & Water Transportation — 0.3%
8	A P Moller — Maersk A/ S (b)	76,107

		96,094

	Finland — 0.6%
	Cellular & Wireless — 0.1%
2,000	Elisa Corp. (b)	31,258

	Chemicals & Rubber — 0.0%
738	Kemira Oyj (b)	9,493

	Electric Utilities — 0.3%
2,700	Fortum Oyj	43,311

	Forest Products & Paper — 0.1%
1,698	M-real Oyj, Class B (b)	9,201
822	Metso Oyj (b)	17,895

		27,096

	Metal Products & Machinery — 0.1%
829	Wartsila Oyj, Class B (b)	23,914

		135,072

	France — 2.9%
	Banks & Credit Institutions — 0.4%
800	Societe Generale (b)	81,156

	Commercial Aircraft & Components — 0.2%
1,400	Societe Nationale d’Etude et de Construction de Moteurs d’Avion * (b)	33,290

	Construction Materials — 0.3%
900	Compagnie de Saint-Gobain (b)	49,802
43	SA des Ciments Vicat	6,065

		55,867

	Financial Investments — 0.1%
81	Societe Fonciere Financiere et de Participations (FFP) (b)	16,946

	Government Aircraft & Defense — 0.2%
1,200	Thales SA (b)	48,634

	Insurance — 0.2%
663	CNP Assurances (b)	42,334

	Land & Water Transportation — 0.2%
400	Bollore Investissement (b)	41,387

	Metal Products & Machinery — 0.1%
453	Valeo SA (b)	20,300

	Publishing, Broadcasting & Cinema — 0.3%
3,000	Vivendi Universal SA (b)	94,053

	Restaurants, Hotels & Theaters — 0.1%
920	Sodexho Alliance SA (b)	28,441

	Retail — 0.1%
449	Rallye SA (b)	20,866

	Soaps & Cosmetics — 0.3%
900	Christian Dior SA (b)	69,611

	Software — 0.4%
600	Atos Orgin SA * (b)	37,963
1,500	Cap Gemini SA * (b)	47,481

		85,444

		638,329

	Germany — 2.6%
	Banks & Credit Institutions — 0.1%
6,544	Bankgesellschaft Berlin AG *	22,738

	Basic Minerals & Metals — 0.2%
2,205	ThyssenKrupp AG (b)	38,137

	Chemicals & Rubber — 0.8%
2,400	Bayer AG (b)	79,886
800	Continental AG (b)	57,396
715	Linde AG (b)	48,149

		185,431

	Construction & Homebuilding — 0.1%
2,000	MG Technologies AG * (b)	23,907

Shares		Value

	Common Stock, Germany continued
	Drugs & Pharmaceuticals — 0.3%
971	Degussa AG (b)	$39,777
400	Merck KGaA	32,252

		72,029

	Electric Utilities — 0.2%
1,200	Energie Baden-Wuerttemberg AG	49,540

	Gas & Other Public Utilities — 0.4%
1,200	RWE AG (b)	77,120

	Health Care & Hospital — 0.4%
600	Fresenius Medical Care AG (b)	51,123
400	Rhoen-Klinikum AG (b)	27,786

		78,909

	Instruments — 0.1%
228	Fresenius AG	25,339

		573,150

	Ireland — 0.2%
	Wholesale — 0.2%
2,000	DCC plc	39,952

	Italy — 2.6%
	Banks & Credit Institutions — 1.6%
20,000	Banca Intesa S.p.A. (b)	91,342
12,682	Banca Monte dei Paschi di Siena S.p.A. (b)	44,692
27,000	Banca Nazionale del Lavoro S.p.A. (b) *	93,084
4,000	Banca Popolare di Milano Scrl (BPM) (b)	39,385
12,000	Capitalia S.p.A. (b)	66,969

		335,472

	Communications Utilities — 0.5%
30,000	Telecom Italia S.p.A. (b)	93,594

	Electric Utilities — 0.2%
20,673	Edison S.p.A. * (b)	46,065

	Insurance — 0.1%
1,191	Fondiaria-Sai S.p.A. (b)	32,245

	Publishing, Broadcasting & Cinema — 0.2%
12,000	C.I.R. S.p.A. — Compagnie Industriali Riunite (b)	33,091
44,000	Seat Pagine Gialle S.p.A. * (b)	18,297

		51,388

		558,764

	Netherlands — 0.6%
	Oil Distribution — 0.2%
1,400	Koninklijke Vopak NV (b)	35,319

	Publishing, Broadcasting & Cinema — 0.3%
2,000	VNU NV (b)	55,692

	Wholesale — 0.1%
3,000	Buhrmann NV (b)	29,543

		120,554

	Norway — 0.7%
	Oil & Coal Resources — 0.7%
761	Norsk Hydro ASA (b)	69,183
4,000	Statoil ASA (b)	81,447

		150,630

		150,630

	Spain — 1.3%
	Construction & Homebuilding — 0.4%
2,100	ACS, Actividades de Construccion y Servicios SA (b)	58,685
753	Fomento de Construcciones Contratas SA (b) y	42,360

		101,045

	Integrated Oil Cos. — 0.4%
3,187	Repsol YPF SA (b)	80,913

	Real Estate Development — 0.3%
800	Corporacion Financiera Alba SA (b)	31,866
338	Inmobiliaria Colonial	18,005
712	TESTA, Inmuebles en Renta SA (b)	16,236

		66,107

	Restaurants, Hotels & Theaters — 0.1%
1,114	Sol Melia SA (b)	12,909

	Wholesale — 0.1%
600	Compania de Distribucion Integral Logista SA	30,596

		291,570

	Sweden — 0.9%
	Beer, Liquor & Tobacco — 0.2%
4,000	Swedish Match AB (b)	45,383

	Government Aircraft & Defense — 0.0%
604	Saab AB (b)	9,777

	Health Care & Hospital — 0.2%
3,021	Gambro AB, Class A (b)	40,345

	Real Estate Development — 0.5%
10,000	Nordea Bank AB (b)	90,634

		186,139

	Switzerland — 1.2%
	Agriculture, Food & Beverage — 0.0%
22	Barry Callebaut AG * (b)	5,581

	Banks & Credit Institutions — 0.3%
240	Banque Cantonale Vaudoise (b)	57,688

Shares		Value

	Common Stock, Switzerland continued
	Chemicals & Rubber — 0.2%
436	Ciba Specialty Chemicals AG (b)	$25,353
1,473	Clariant AG * (b)	19,513

		44,866

	Construction Materials — 0.1%
386	Holcim Ltd. (b)	23,446

	Furniture & Household Items — 0.3%
1,800	Compagnie Financiere Richemont AG, Class A (b)	60,355

	Insurance — 0.2%
130	Swiss Life Holding * (b)	17,096
833	Swiss Re (b)	51,079

		68,175

	Metal Products & Machinery — 0.1%
82	Unaxis Holding AG * (b)	11,241

		271,352

	United Kingdom — 7.1%
	Airlines — 0.0%
2,000	easyJet plc * (b)	8,744

	Basic Minerals & Metals — 0.1%
40,000	Corus Group plc * (b)	29,873

	Beer, Liquor & Tobacco — 0.2%
3,500	SABMiller plc (b)	54,552

	Cellular & Wireless — 0.3%
30,000	O2 plc * (b)	72,755

	Chemicals & Rubber — 0.2%
8,000	Imperial Chemical Industries plc (b)	36,405

	Commercial Aircraft & Components — 0.4%
1,200	Cobham plc (b)	30,403
12,000	Rolls-Royce Group plc * (b)	61,590

		91,993

	Communications Utilities — 0.5%
24,000	BT Group plc (b)	98,878

	Construction & Homebuilding — 0.7%
2,700	Barratt Developments plc (b)	34,628
773	Bellway plc (b)	11,937
773	Berkeley Group Holdings plc *	12,678
2,274	George Wimpey plc (b)	17,850
1,688	Persimmon plc (b)	23,578
6,000	Taylor Woodrow plc (b)	36,204
565	Wilson Bowden plc (b)	11,459

		148,334

	Construction Materials — 0.1%
8,109	Pilkington plc (b)	17,363

	Drugs & Pharmaceuticals — 0.2%
4,000	Shire Pharmaceuticals plc (b)	43,696

	Financial Investments — 0.2%
4,000	3i Group plc (b)	48,456

	Forest Products & Paper — 0.3%
3,200	Anglo American plc (b)	74,862

	Gas & Other Public Utilities — 0.2%
1,981	Severn Trent plc (b)	36,026

	Government Aircraft & Defense — 0.2%
10,000	BAE Systems plc (b)	51,257

	Information & Services — 0.1%
8,000	First Choice Holidays plc (b)	27,353

	Insurance — 1.0%
8,100	Aviva plc (b)	89,979
10,791	Friends Provident plc (b)	35,094
20,000	Old Mutual plc (b)	43,610
28,000	Royal & Sun Alliance Insurance Group plc (b)	41,911

		210,594

	Land & Water Transportation — 0.1%
1,203	Arriva plc (b)	11,726
1,200	Exel plc (b)	18,208

		29,934

	Miscellaneous Finance — 0.5%
8,000	Amvescap plc (b)	47,540
7,874	Prudential plc (b)	69,803

		117,343

	Oil & Coal Resources — 0.3%
3,000	Xstrata plc (b)	57,729

	Publishing, Broadcasting & Cinema — 0.3%
5,400	WPP Group plc (b)	55,334

	Real Estate Development — 0.7%
2,739	British Land Co., plc (b)	42,929
2,100	Enterprise Inns plc (b)	31,333
1,664	Hammerson plc (b)	26,473
1,783	Land Securities Group plc (b)	44,293

		145,028

	Restaurants, Hotels & Theaters — 0.2%
1,529	Whitbread plc (b)	26,008
1,000	Wolverhampton & Dudley Breweries plc (b)	20,642

		46,650

	Retail — 0.3%
6,000	Kesa Electricals plc (b)	29,964
8,000	Somerfield plc (b)	27,412

		57,376

		1,560,535

	United States — 68.0%
	Agriculture, Food & Beverage — 2.0%
200	Cagle’s, Inc., Class A *	2,100
700	Chiquita Brands International, Inc.	19,222
450	Flowers Foods, Inc.	15,912
1,620	General Mills, Inc.	75,800

Shares		Value

	Common Stock, United States continued
	Agriculture, Food & Beverage continued
300	Hansen Natural Corp. *	$25,416
300	Hershey Co.	18,630
1,400	Kellogg Co.	62,216
497	Lance, Inc.	8,553
900	PepsiAmericas, Inc.	23,094
190	Ralcorp Holdings, Inc.	7,819
100	Seaboard Corp.	166,400
300	Seneca Foods Corp., Class B *	4,875
300	Zapata Corp. *	1,830

		431,867

	Airlines — 0.2%
200	AirNet Systems, Inc. *	842
500	Alaska Air Group, Inc. *	14,875
400	MAIR Holdings, Inc. *	3,536
900	SkyWest, Inc.	16,362

		35,615

	Autos — 0.7%
300	Aftermarket Technology Corp. *	5,229
200	Autoliv, Inc.	8,760
613	BorgWarner, Inc.	32,900
100	Oshkosh Truck Corp.	7,828
1,100	PACCAR, Inc.	74,799
65	R&B, Inc. *	913
200	Sequa Corp. Class A *	13,234
200	TransPro, Inc. *	1,258
113	TRW Automotive Holdings Corp. *	2,770

		147,691

	Banks & Credit Institutions — 3.1%
300	Accredited Home Lenders Holding Co. *	13,200
700	Advanta Corp., Class A	18,004
300	Banc Corp. *	3,174
4,100	Bank of America Corp.	187,001
140	Bank of Hawaii Corp.	7,105
4,000	Bank of New York Co., Inc.	115,120
200	Carver Bancorp, Inc.	3,404
200	Collegiate Funding Services *	2,916
1,200	Comerica, Inc.	69,360
300	Community West Bancshares	3,660
300	CompuCredit Corp. *	10,284
10	Federal Agricultural Mortgage Corp., Class C	221
500	First BanCorp.	20,075
100	First Citizens BancShares, Inc., Class A	14,455
200	First Federal Bancshares, Inc.	4,209
300	First Mariner Bancorp *	4,863
100	First Place Financial Corp.	2,009
200	First Regional Bancorp *	13,230
600	Fremont General Corp.	14,598
100	Habersham Bancorp	2,167
300	Horizon Bancorp	7,755
900	Independence Community Bank Corp.	33,237
200	Intervest Bancshares Corp. *	3,640
210	LSB Financial Corp.	5,827
300	Medallion Financial Corp.	2,835
1,600	PNC Financial Services Group, Inc.	87,136
492	Republic First Bancorp, Inc. *	6,642
200	Timberland Bancorp, Inc.	4,501
337	United Community Financial Corp.	3,687
400	Westcorp	20,968

		685,283

	Basic Minerals & Metals — 1.1%
1,386	Allegheny Technologies, Inc.	30,575
100	Carpenter Technology Corp.	5,180
200	Century Aluminum Co. *	4,080
1,200	Freeport-McMoRan Copper & Gold, Inc.	44,928
900	Lone Star Technologies, Inc. *	40,950
1,100	Olin Corp.	20,064
300	Phelps Dodge Corp.	27,750
500	Precision Castparts Corp.	38,950
60	Quanex Corp.	3,181
20	Reliance Steel & Aluminum Co.	741
400	Ryerson Tull, Inc.	5,708
400	Southern Peru Copper Corp.	17,136

		239,243

	Beer, Liquor & Tobacco — 0.5%
1,600	Altria Group, Inc.	103,456
1,100	Star Scientific, Inc. *	4,917

		108,373

	Biotechnology — 1.0%
600	Amgen, Inc. *	36,276
1,100	Genentech, Inc. *	88,308
500	Invitrogen Corp. *	41,645
1,800	Medimmune, Inc. *	48,096

		214,325

	Cellular & Wireless — 0.9%
1,600	Nextel Partners, Inc., Class A *	40,272
4,000	Sprint Corp.	100,360
820	Telephone & Data Systems, Inc.	33,464
400	USA Mobility, Inc. *	11,744

		185,840

	Chemicals & Rubber — 1.4%
500	A. Schulman, Inc.	8,945
100	Bairnco Corp.	1,075
60	Bandag, Inc.	2,763
200	Crompton Corp.	2,830
1,300	E. I. du Pont de Nemours & Co.	55,913
200	Eastman Chemical Co.	11,030
1,400	Hercules, Inc. *	19,810
1,200	Hexcel Corp. *	20,304

Shares		Value

	Common Stock, United States continued
	Chemicals & Rubber continued
1,100	Lyondell Chemical Co.	$29,062
800	Monsanto Co.	50,296
610	Nalco Holding Co. *	11,974
1,600	Sherwin-Williams Co.	75,344
1,300	Terra Industries, Inc. *	8,853

		298,199

	Commercial Aircraft & Components — 0.0%
200	Ducommun, Inc. *	3,382
130	Triumph Group, Inc. *	4,519

		7,901

	Communications Utilities — 0.7%
300	Alaska Communications Systems Group, Inc.	2,973
100	Atlantic Tele-Network, Inc.	2,880
580	Comcast Corp., Class A *	17,806
200	Google, Inc., Class A *	58,830
200	Hector Communications Corp.	4,574
4,190	Time Warner, Inc. *	70,015

		157,078

	Construction & Homebuilding — 1.7%
500	Brookfield Homes Corp.	22,800
1,200	D. R. Horton, Inc.	45,132
2,100	Halliburton Co.	100,422
600	Hovnanian Enterprises, Inc., Class A *	39,120
400	KB HOME	30,492
500	M.D.C. Holdings, Inc.	41,125
800	Pulte Homes, Inc.	67,400
12	Ryland Group, Inc.	910
300	Technical Olympic USA, Inc.	7,284
200	William Lyon Homes, Inc. *	19,402

		374,087

	Construction Materials — 0.5%
1,870	Owens-Illinois, Inc. *	46,844
400	U.S. Concrete, Inc. *	2,588
800	Vulcan Materials Co.	51,992

		101,424

	Consumer Durables — 0.0%
300	Coachmen Industries, Inc.	3,759
13	Universal Electronics, Inc. *	216

		3,975

	Drugs & Pharmaceuticals — 2.0%
2,400	Abbott Laboratories	117,624
700	Barr Pharmaceuticals, Inc. *	34,118
900	Celgene Corp. *	36,693
1,100	Dade Behring Holdings, Inc.	71,511
424	First Horizon Pharmaceutical Corp. *	8,073
1,400	Genzyme Corp. *	84,126
1,200	Immucor, Inc. *	34,740
70	Inverness Medical Innovations, Inc. *	1,911
300	Lifecore Biomedical, Inc. *	3,270
500	Matrixx Initiatives, Inc. *	5,500
102	Nature’s Sunshine Products, Inc.	1,779
700	United Therapeutics Corp. *	33,740
400	Weider Nutrition International, Inc. *	1,788

		434,873

	Electric Utilities — 1.1%
100	American Electric Power Co., Inc.	3,687
800	Avista Corp.	14,872
100	Duke Energy Corp.	2,973
70	FirstEnergy Corp.	3,368
100	Green Mountain Power Corp.	2,984
2,100	PG&E Corp.	78,834
1,300	TXU Corp.	108,017
1,200	Westar Energy, Inc.	28,836

		243,571

	Financial Investments — 0.5%
700	Aaron Rents, Inc., Class A	15,925
100	California First National Bancorp	1,145
20	Choice Hotels International, Inc.	1,314
200	Competitive Technologies, Inc. *	1,320
300	Electro Rent Corp. *	4,362
185	ePlus, Inc. *	2,128
800	General Electric Co.	27,720
600	Jackson Hewitt Tax Service, Inc.	14,184
600	MCG Capital Corp.	10,248
200	Shenandoah Telecommunications Co.	7,950
400	SurModics, Inc. *	17,348
200	Universal Compression Holdings, Inc. *	7,248
200	Willis Lease Finance Corp. *	1,600

		112,492

	Forest Products & Paper — 0.3%
70	Chesapeake Corp.	1,466
300	CSS Industries, Inc.	10,152
18	Glatfelter	223
200	Nashua Corp. *	1,890
930	Sonoco Products Co.	24,645
800	Universal Forest Products, Inc.	33,160

		71,536

	Furniture & Household Items — 0.6%
300	A. T. Cross Co., Class A *	1,278
200	American Biltrite, Inc. *	1,859
200	American Locker Group, Inc. *	1,022
300	Bassett Furniture Industries, Inc.	5,658
234	Central Garden & Pet Co. *	11,494
200	Chase Corp.	2,800

Shares		Value

	Common Stock, United States continued
	Furniture & Household Items continued
300	Communications Systems, Inc.	$3,081
200	Congoleum Corp., Class A *	782
600	Genlyte Group, Inc. *	29,243
100	JAKKS Pacific, Inc. *	1,921
200	Juno Lighting, Inc.	8,614
300	Lamson & Sessions Co. *	3,546
500	Mikohn Gaming Corp. *	7,363
800	Movado Group, Inc.	15,104
300	RC2 Corp. *	11,271
490	Thomas & Betts Corp. *	13,838
230	Tredegar Corp.	3,588
110	West Pharmaceutical Services, Inc.	3,086

		125,548

	Gas & Other Public Utilities — 0.6%
300	California Water Service Group	11,262
300	Clean Harbors, Inc. *	6,504
400	Duratek, Inc. *	9,272
3,800	NiSource, Inc.	93,974
200	Waste Industries USA, Inc.	2,828

		123,840

	Government Aircraft & Defense — 0.7%
200	I.D. Systems, Inc. *	3,162
300	Innovative Solutions & Support, Inc. *	10,071
200	LaBarge, Inc. *	3,630
1,700	Raytheon Co.	66,504
700	Textron, Inc.	53,095
200	Todd Shipyards Corp.	3,786
300	United Industrial Corp.	10,722

		150,970

	Health Care & Hospital — 3.2%
1,584	Aetna, Inc.	131,187
400	Allied Healthcare International, Inc. *	2,832
400	Chemed Corp.	16,352
1,200	Coventry Health Care, Inc. *	84,900
1,000	Health Net, Inc. *	38,160
300	HealthTronics, Inc. *	3,897
900	Humana, Inc. *	35,766
600	Kindred Healthcare, Inc. *	23,766
600	Laboratory Corp. of America Holdings *	29,940
400	Medcath Corp. *	11,116
300	National Dentex Corp. *	5,523
300	National Home Health Care Corp.	3,657
300	RehabCare Group, Inc. *	8,019
700	Triad Hospitals, Inc. *	38,248
5,200	UnitedHealth Group, Inc.	271,128

		704,491

	Information & Services — 3.5%
200	Ablest, Inc. *	1,366
600	ABM Industries, Inc.	11,700
1,000	American Retirement Corp. *	14,620
100	Angelica Corp.	2,451
300	Butler International, Inc. *	1,143
300	Carriage Services, Inc. *	1,815
220	Cass Information Systems, Inc.	9,021
290	CDI Corp.	6,357
1,800	Checkfree Corp. *	61,308
600	Dun & Bradstreet Corp. *	36,990
200	Ecology and Environment, Inc., Class A	1,340
200	eLoyalty Corp. *	1,178
800	Equifax, Inc.	28,568
300	Essex Corp. *	6,864
300	Exponent, Inc. *	8,574
300	Forrester Research, Inc. *	5,349
109	G & K Services, Inc., Class A	4,113
210	H&R Block, Inc.	12,254
200	Hallwood Group, Inc. *	17,100
400	Harte-Hanks, Inc.	11,892
700	Hudson Highland Group, Inc. *	10,913
500	Jones Lang LaSalle, Inc. *	22,115
300	Kendle International, Inc. *	4,545
500	Kforce, Inc. *	4,230
700	Labor Ready, Inc. *	16,317
481	Laureate Education, Inc. *	23,021
500	Layne Christensen Co. *	9,933
200	Michael Baker Corp. *	3,572
450	Monro Muffler Brake, Inc. *	13,280
3,800	Moody’s Corp.	170,847
200	National Technical Systems, Inc. *	950
580	NCO Group, Inc. *	12,545
200	Nobel Learning Communities, Inc. *	1,734
400	Opinion Research Corp. *	2,980
1,300	Parexel International Corp. *	25,805
600	Per-Se Technologies, Inc. *	12,612
500	Pharmaceutical Product Development, Inc. *	23,430
100	Pre-Paid Legal Services, Inc.	4,465
2,000	Prudential Financial, Inc.	131,319
300	RCM Technologies, Inc. *	1,304
300	SOURCECORP, Inc. *	5,946
300	Steiner Leisure Ltd. *	11,121
300	TALX Corp.	8,673

		765,660

	Instruments — 5.0%
200	Allied Healthcare Products, Inc. *	982
1,500	American Medical Systems Holdings, Inc. *	30,975
200	American Science & Engineering, Inc. *	8,872

Shares		Value

	Common Stock, United States continued
	Instruments continued
200	Arrhythmia Research Technology, Inc.	$2,902
400	ArthroCare Corp. *	13,976
200	Atrion Corp.	14,910
600	Bausch & Lomb, Inc.	49,800
1,400	Becton Dickinson & Co.	73,458
1,500	C.R. Bard, Inc.	99,765
600	Checkpoint Systems, Inc. *	10,620
300	Compex Technologies, Inc. *	1,236
600	Conmed Corp. *	18,462
700	Datascope Corp.	23,345
300	DJ Orthopedics, Inc. *	8,229
1,400	Edwards Lifesciences Corp. *	60,228
500	Esterline Technologies Corp. *	20,040
180	Integra LifeSciences Holdings *	5,256
1,200	Invacare Corp.	53,232
300	IRIS International, Inc. *	5,340
6,500	Johnson & Johnson	422,499
1,400	Johnson Controls, Inc.	78,862
100	K-Tron International, Inc. *	2,930
300	LoJack Corp. *	5,268
300	Mesa Laboratories, Inc.	4,179
200	Mine Safety Appliances Co.	9,240
300	Natus Medical, Inc. *	3,375
600	Teleflex, Inc.	35,622
1,590	Thoratec Corp. *	24,391
500	Viasys Healthcare, Inc. *	11,295

		1,099,289

	Insurance — 4.0%
1,800	ACE Ltd.	80,730
200	Alleghany Corp. *	59,400
1,900	Allstate Corp.	113,524
300	Ambac Financial Group, Inc.	20,928
300	American Safety Insurance Holdings Ltd. *	4,566
500	AmerUs Group Co.	24,025
900	CNA Financial Corp. *	25,578
900	Everest Re Group Ltd.	83,700
500	Fpic Insurance Group, Inc. *	14,665
200	Great American Financial Resources, Inc.	3,962
900	HCC Insurance Holdings, Inc.	34,083
60	Horace Mann Educators Corp.	1,129
1,000	Lincoln National Corp.	46,920
400	Loews Corp.	31,000
800	Max Re Capital Ltd.	18,320
200	Merchants Group, Inc.	4,861
700	MGIC Investment Corp.	45,654
100	National Western Life Insurance Co., Class A *	19,389
500	PacifiCare Health Systems, Inc. *	35,725
400	Philadelphia Consolidated Holding Corp. *	33,904
200	PXRE Group Ltd.	5,044
600	Radian Group, Inc.	28,332
200	Selective Insurance Group, Inc.	9,910
800	Torchmark Corp.	41,760
1,300	UnumProvident Corp.	23,816
600	WellChoice, Inc. *	41,682
200	WellPoint, Inc. *	13,928

		866,535

	Integrated Oil Cos. — 0.5%
400	ConocoPhillips	22,996
600	Murphy Oil Corp.	31,338
600	Occidental Petroleum Corp.	46,158

		100,492

	IT Hardware — 3.3%
2,400	Advanced Micro Devices, Inc. *	41,616
10	American Technical Ceramics Corp. *	102
100	Arris Group, Inc. *	871
700	Avocent Corp. *	18,298
600	Cobra Electronics Corp. *	4,296
800	Comverse Technology, Inc. *	18,920
1,006	Digi International, Inc. *	11,931
200	DIRECTV Group, Inc. *	3,100
100	EMS Technologies, Inc. *	1,495
200	Espey Manufacturing & Electronics Corp.	6,160
800	Evergreen Solar, Inc. *	5,144
1,600	Harris Corp.	49,936
190	Imation Corp.	7,370
5,300	Marvell Technology Group Ltd. *	201,612
200	Merrimac Industries, Inc. *	1,734
1,860	Microsemi Corp. *	34,968
15,500	Motorola, Inc.	283,030
10	Nanometrics, Inc. *	125
500	Photronics, Inc. *	11,670
200	RF Monolithics, Inc. *	1,310
300	Semitool, Inc. *	2,862
200	Sparton Corp. *	1,978
200	Supertex, Inc. *	3,532
300	Trident Microsystems, Inc. *	6,807
266	Virage Logic Corp. *	2,740

		721,607

	Land & Water Transportation — 0.9%
1,980	Burlington Northern Santa Fe Corp.	93,218
600	C.H. Robinson Worldwide, Inc.	34,920
600	CNF, Inc.	26,940
675	Marten Transport Ltd. *	14,168
123	Overseas Shipholding Group, Inc.	7,337
200	Transport Corp. of America, Inc. *	1,360
280	U.S. Xpress Enterprises, Inc., Class A *	3,335

Shares		Value

	Common Stock, United States continued
	Land & Water Transportation continued
800	Werner Enterprises, Inc.	$15,712

		196,990

	Mainframe & Minicomputers — 0.4%
2,500	Apple Computer, Inc. *	92,025

	Metal Products & Machinery — 2.0%
700	Black & Decker Corp.	62,895
100	Blount International, Inc. *	1,669
200	Bonso Electronics International, Inc.	1,026
1,200	Caterpillar, Inc.	114,372
200	Chicago Rivet & Machine Co.	5,750
2,000	Crown Holdings, Inc. *	28,460
200	Eastern Co.	4,710
221	EnerSys *	3,012
300	ESCO Technologies, Inc. *	30,240
30	Flanders Corp. *	270
500	Gerber Scientific, Inc. *	3,480
300	Greenbrier Cos., Inc.	8,130
410	JLG Industries, Inc.	11,267
1,000	Joy Global, Inc.	33,590
450	Kennametal, Inc.	20,633
700	Lennox International, Inc.	14,819
100	Manitowoc Co., Inc.	4,102
90	Regal-Beloit Corp.	2,624
200	Robbins & Myers, Inc.	4,302
300	SL Industries, Inc. *	5,433
100	Standex International Corp.	2,841
500	Tecumseh Products Co., Class B	13,819
600	Terex Corp. *	23,640
900	Timken Co.	20,790
108	Velcro Industries NV	1,460
600	York International Corp.	22,800

		446,134

	Miscellaneous Finance — 3.0%
1,000	A.G. Edwards, Inc.	45,150
800	Affiliated Managers Group, Inc. *	54,664
100	BKF Capital Group, Inc.	3,791
200	Chicago Mercantile Exchange	59,100
4,500	Citigroup, Inc.	208,035
200	Cohen & Steers, Inc.	4,122
100	Franklin Resources, Inc.	7,698
600	Legg Mason, Inc.	62,466
1,700	Lehman Brothers Holdings, Inc.	168,776
900	Raymond James Financial, Inc.	25,425
533	Stifel Financial Corp. *	12,877
300	SWS Group, Inc.	5,154

		657,258

	Oil & Coal Resources — 1.9%
1,100	Anadarko Petroleum Corp.	90,365
300	Chesapeake Energy Corp.	6,840
415	Cimarex Energy Co. *	16,148
270	Edge Petroleum Corp. *	4,217
150	Massey Energy Co.	5,658
290	Meridian Resource Corp. *	1,386
200	Noble Energy, Inc.	15,130
200	Peabody Energy Corp.	10,408
900	Plains Exploration & Product Co. *	31,977
800	Resource America, Inc., Class A	30,824
800	Southwestern Energy Co. *	37,584
14	Tel Offshore Trust	140
400	Tri-Valley Corp. *	5,572
1,000	Ultra Petroleum Corp. *	30,360
3,732	XTO Energy, Inc.	126,851

		413,460

	Oil Distribution — 0.3%
800	Ashland, Inc.	57,496

	Oil Drilling & Services — 3.1%
200	Atwood Oceanics, Inc. *	12,312
1,800	Baker Hughes, Inc.	92,088
600	Cal Dive International, Inc. *	31,422
200	Dawson Geophysical Co. *	4,252
800	ENSCO International, Inc.	28,600
1,800	Global Industries Ltd. *	15,300
2,800	Grant Prideco, Inc. *	74,060
2,300	Grey Wolf, Inc. *	17,043
1,000	McDermott International, Inc. *	21,000
1,000	Nabors Industries Ltd. *	60,620
769	National-Oilwell, Inc. *	36,558
900	Noble Corp.	55,359
500	Patterson-UTI Energy, Inc.	13,915
300	Pioneer Drilling Co. *	4,578
1,443	Pride International, Inc. *	37,085
100	Rowan Cos., Inc.	2,971
1,200	Superior Energy Services, Inc. *	21,360
690	Tidewater, Inc.	26,303
1,800	Transocean, Inc. *	97,146
600	Veritas DGC, Inc. *	16,644
300	W-H Energy Services, Inc. *	7,479

		676,095

	Photo-optical, Micros & Office Machinery — 0.5%
700	Diebold, Inc.	31,577
900	EMC Corp. *	12,339
300	Hewlett-Packard Co.	7,053
400	Hypercom Corp. *	2,588
400	M-Systems Flash Disk Pioneers Ltd. *	7,668
300	PAR Technology Corp. *	9,600
200	Printronix, Inc.	3,344
1,500	UNOVA, Inc. *	39,945
600	VASCO Data Security International, Inc. *	5,820

		119,934

Shares		Value

	Common Stock, United States continued
	Publishing, Broadcasting & Cinema — 0.9%
700	American Greetings Corp., Class A	$18,550
300	Bowne & Co., Inc.	4,338
1,000	Central Eurpoean Media Enterprises Ltd., Class A *	48,380
300	Champion Industries, Inc.	1,253
180	Image Entertainment, Inc. *	506
1,460	Liberty Media Corp., Class A *	14,877
200	Outlook Group Corp.	1,738
980	Reader’s Digest Association, Inc.	16,170
500	Regent Communications, Inc. *	2,935
2,500	Sirius Satellite Radio, Inc. *	16,200
1,600	Tribune Co.	56,288
200	Tufco Technologies, Inc. *	1,240
100	XM Satellite Radio Holdings, Inc., Class A *	3,366

		185,841

	Real Estate Development — 0.2%
200	Amrep Corp.	5,150
200	ILX Resorts, Inc.	1,914
100	J.W. Mays, Inc. *	1,618
300	Levitt Corp., Class A	8,976
100	Patriot Transportation Holding, Inc. *	5,144
1,700	Stewart Enterprises, Inc., Class A	11,117
300	Tarragon Corp. *	7,575
200	United Capital Corp. *	5,190

		46,684

	Real Estate Investment Trusts — 1.1%
230	Ashford Hospitality Trust	2,484
600	Camden Property Trust	32,250
600	CBL & Associates Properties, Inc.	25,842
300	Correctional Properties Trust	8,490
400	Equity Inns, Inc.	5,320
2,600	HRPT Properties Trust	32,318
700	Investors Real Estate Trust	6,762
300	iStar Financial, Inc.	12,477
470	Lexington Corporate Properties Trust	11,426
300	LTC Properties, Inc.	6,210
300	Mission West Properties	3,081
300	National Health Investors, Inc.	8,421
300	One Liberty Properties, Inc.	6,213
200	Presidential Realty Corp., Class B	1,720
100	PS Business Parks, Inc.	4,445
600	SL Green Realty Corp.	38,700
2,000	Trizec Properties, Inc.	41,140
200	Windrose Medical Properties Trust	2,806

		250,105

	Restaurants, Hotels & Theaters — 1.2%
200	Ark Restaurants Corp.	5,830
230	CBRL Group, Inc.	8,938
300	Century Casinos, Inc. *	2,256
1,800	CKE Restaurants, Inc.	25,056
1,400	Darden Restaurants, Inc.	46,172
200	Dave & Buster’s, Inc. *	3,688
400	Dollar Thrifty Automotive Group, Inc. *	15,192
300	Famous Dave’s of America, Inc. *	2,961
200	Frisch’s Restaurants, Inc.	5,000
1,300	Hilton Hotels Corp.	31,005
400	Interstate Hotels & Resorts, Inc. *	1,964
300	Lone Star Steakhouse & Saloon, Inc.	9,123
600	Marcus Corp.	12,732
400	Monarch Casino & Resort, Inc. *	8,816
200	Nathan’s Famous, Inc. *	1,920
253	Papa John’s International, Inc. *	10,112
500	Penn National Gaming, Inc. *	18,250
300	Rubio’s Restaurants, Inc. *	3,135
200	Star Buffet, Inc.	1,548
300	Starbucks Corp. *	15,498
500	Station Casinos, Inc.	33,200

		262,396

	Retail — 6.8%
1,300	7-Eleven, Inc. *	39,312
1,400	Abercrombie & Fitch Co., Class A	96,180
2,300	American Eagle Outfitters, Inc.	70,495
1,700	Barnes & Noble, Inc. *	65,960
840	Big Lots, Inc. *	11,122
200	Blair Corp.	7,900
500	Books-A-Million, Inc.	5,025
1,200	Borders Group, Inc.	30,372
20	Brown Shoe Co., Inc.	783
300	Burlington Coat Factory Warehouse Corp.	12,792
800	Charming Shoppes *	7,464
3,000	Chico’s FAS, Inc. *	102,840
400	Children’s Place Retail Stores, Inc. *	18,668
1,440	Circuit City Stores, Inc.	24,898
7,720	CVS Corp.	224,419
300	EZCORP, Inc., Class A *	3,216
1,300	Federated Department Stores, Inc.	95,264
300	Gottschalks, Inc. *	3,375
1,022	GSI Commerce, Inc. *	17,119
300	Hastings Entertainment, Inc. *	1,779
4,500	Home Depot, Inc.	175,049
1,780	J.C. Penney Co., Inc.	93,592
400	Longs Drug Stores Corp.	17,220
2,000	Michaels Stores, Inc.	82,740
1,700	Nordstrom, Inc.	115,549
300	Pantry, Inc. *	11,619
300	Retail Ventures, Inc. *	4,092
200	Rush Enterprises, Inc., Class B *	2,682
200	Shoe Carnival, Inc. *	4,352
300	Stage Store, Inc. *	13,080

Shares		Value

	Common Stock, United States continued
	Retail continued
400	Stamps.com, Inc. *	$7,500
1,140	Stein Mart, Inc.	25,080
4	Systemax, Inc. *	27
204	TBC Corp. *	5,535
1,400	UGI Corp.	39,060
400	Urban Outfitters, Inc. *	22,676
420	Zale Corp. *	13,310

		1,472,146

	Soaps & Cosmetics — 0.2%
800	Avon Products, Inc.	30,280
200	CPAC, Inc.	980
700	Elizabeth Arden, Inc. *	16,373
200	Parlux Fragrances, Inc. *	5,534

		53,167

	Software — 3.7%
2,800	Adobe Systems, Inc.	80,136
800	Allscripts Healthcare Solution, Inc. *	13,288
400	American Software, Inc., Class A	2,312
200	Ansoft Corp. *	4,832
3,200	Autodesk, Inc.	109,984
400	CACI International, Inc., Class A *	25,264
642	Cerner Corp. *	43,637
1,000	Ciber, Inc. *	7,980
2,800	Cognizant Technology Solutions Corp. *	131,963
1,300	Computer Sciences Corp. *	56,810
200	Dendrite International, Inc. *	2,760
300	Edgewater Technology, Inc. *	1,302
100	eFunds Corp. *	1,799
1,100	Fidelity National Financial, Inc.	39,259
400	First Consulting Group, Inc. *	2,052
111	HMS Holdings Corp. *	739
287	IDX Systems Corp. *	8,650
600	Internet Security Systems *	12,174
365	JDA Software Group, Inc. *	4,154
300	Keynote Systems, Inc. *	3,501
340	Lightbridge, Inc. *	2,125
800	Macromedia, Inc. *	30,576
200	Netmanage, Inc. *	1,280
400	NetScout Systems, Inc. *	2,636
200	NWH, Inc.	3,050
1,100	Openwave Systems, Inc. *	18,040
580	PDF Solutions, Inc. *	7,610
400	Pegasus Solutions, Inc. *	4,460
900	Phoenix Technologies Ltd. *	7,002
600	Plumtree Software, Inc. *	2,922
600	Radiant Systems, Inc. *	6,840
400	Source Interlink Cos., Inc. *	4,948
300	SPSS, Inc. *	5,763
1,200	Sybase, Inc. *	22,020
400	SYKES Enterprises, Inc. *	3,792
300	TechTeam Global, Inc. *	3,912
600	THQ, Inc. *	17,562
1,400	TriZetto Group, Inc. *	19,614
300	TSR, Inc.	1,800
500	Ultimate Software Group, Inc. *	8,200
1,700	VeriSign, Inc. *	48,892
300	Websense, Inc. *	14,415
1,200	Wind River Systems, Inc. *	18,816
400	Witness Systems, Inc. *	7,292

		816,163

	Textiles & Apparel — 1.6%
600	Ashworth, Inc. *	5,406
5,300	Coach, Inc. *	177,921
200	Haggar Corp.	4,070
400	Hampshire Group Ltd. *	7,844
100	K-Swiss, Inc., Class A	3,234
100	Kenneth Cole Productions, Inc., Class A	3,112
690	Liz Claiborne, Inc.	27,434
600	Phillips-Van Heusen Corp.	19,614
800	Polo Ralph Lauren Corp.	34,488
400	Skechers U.S.A., Inc., Class A *	5,704
200	Tandy Brands Accessories, Inc.	2,180
400	Timberland Co., Class A *	15,488
600	VF Corp.	34,332

		340,827

	Wholesale — 1.1%
447	Aristotle Corp. *	3,107
1,400	Arrow Electronics, Inc. *	38,024
700	Aviall, Inc. *	22,113
200	Avnet, Inc. *	4,506
208	Bell Microproducts, Inc. *	1,955
600	Delta Apparel, Inc.	7,758
300	Department 56, Inc. *	3,075
400	Handleman Co.	6,604
1,800	McKesson Corp.	80,622
100	P & F Industries, Inc. *	1,668
300	Pomeroy IT Solutions, Inc. *	3,039
720	W.W. Grainger, Inc.	39,449
1,100	WESCO International, Inc. *	34,518

		246,438

		14,844,964

	Total Common Stock (Cost $16,610,255)	19,805,213

Principal		Value

	Common Stock, United States continued
	Wholesale continued
	Repurchase Agreement — 13.7%
	United States 13.7%
$2,983,122	Bear Stearns, dated 6/30/05 due 7/1/05 at 2.80% with a maturity value of $2,983,354 (Fully collateralized by a U.S. Treasury Bond)	$2,983,122

	Total Repurchase Agreement (Cost $2,983,122)	2,983,122

	Total Investments (Cost $19,593,377) (c) — 104.4%	$22,788,335

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Fair-valued by management.

(c)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation as follows:

Unrealized appreciation	$3,414,163
Unrealized depreciation	(219,205)

Net unrealized appreciation	$3,194,958

FOREIGN CURRENCY CONTRACTS

			Unrealized
	Delivery	(Local Currency)	Appreciation/
	Date	Contract Amount	(Depreciation)

Receive British Pounds in Exchange for 145,240.00 U.S. Dollars	7/1/05	80,000	$(1,845)
Receive Euro in Exchange for 3,616.50 U.S. Dollars	7/1/05	3,000	15

			$(1,830)

Laudus Trust
Laudus Rosenberg Global Long/Short Equity Fund

Statement of Securities Sold Short as of 6/30/05 (Unaudited)

Shares		Value

	Common Stock — 89.2%
	Belgium — 0.7%
	Beer, Liquor & Tobacco — 0.3%
2,100	InBev (a)	$70,986

	Cellular & Wireless — 0.2%
600	Mobistar SA (a)	50,130

	Drugs & Pharmaceuticals — 0.2%
691	UCB SA (a)	33,578

		154,694

	Denmark — 0.7%
	Drugs & Pharmaceuticals — 0.6%
1,299	H. Lundbeck A/ S (a)	32,681
1,200	Novo-Nordisk A/ S, Class B (a)	60,994
800	Novozymes A/ S, Class B (a)	39,588

		133,263

	Instruments — 0.1%
396	William Demant Holding A/ S * (a)	19,684

		152,947

	Finland — 0.4%
	Forest Products & Paper — 0.2%
2,800	UPM-Kymmene Oyj (a)	53,613

	Software — 0.2%
1,200	Tietoenator Oyj (a)	36,436

		90,049

	France — 2.9%
	Autos — 0.4%
1,000	Renault SA (a)	87,868

	Chemicals & Rubber — 0.3%
400	L’Air Liquide SA (a)	68,052

	IT Hardware — 0.4%
4,000	Alcatel SA * (a)	43,635
1,400	Thomson (a)	33,411

		77,046

	Publishing, Broadcasting & Cinema — 0.3%
1,366	JC Decaux SA * (a)	34,573
1,152	Societe Television Francaise 1 (a)	30,553

		65,126

	Real Estate Development — 0.2%
400	Unibail (a)	51,333

	Retail — 0.3%
600	Pinault-Printemps-Redoute SA (a)	61,756

	Soaps & Cosmetics — 0.1%
400	L’ Oreal SA (a)	28,653

	Software — 0.3%
1,200	Dassault Systemes SA (a)	58,029

	Textiles & Apparel — 0.4%
1,200	LVMH Moet Hennessy Louis Vuitton SA (a)	92,422

	Wholesale — 0.2%
575	Essilor International SA (a)	39,233

		629,518

	Germany — 2.4%
	Airlines — 0.2%
4,000	Deutsche Lufthansa AG (a)	48,898

	Autos — 0.8%
2,000	Bayerische Motoren Werke (BMW) AG (a)	91,028
1,600	Volkswagen AG (a)	72,816

		163,844

	Drugs & Pharmaceuticals — 0.4%
900	Altana AG (a)	51,408
600	Schering AG (a)	36,967

		88,375

	Insurance — 0.4%
1,200	Hannover Rueckversicherungs AG (a)	45,442
2,000	MLP AG (a)	37,415

		82,857

	Miscellaneous Finance — 0.2%
600	Deutsche Boerse AG (a)	46,664

	Soaps & Cosmetics — 0.2%
600	Henkel KGaA (a)	50,344

	Software — 0.2%
300	SAP AG (a)	52,026

		533,008

	Ireland — 0.3%
	Banks & Credit Institutions — 0.3%
4,630	Anglo Irish Bank Corp., plc (a)	57,343

	Italy — 2.0%
	Banks & Credit Institutions — 0.6%
3,808	Mediobanca S.p.A. (a)	71,202
12,000	UniCredito Italiano S.p.A. (a)	63,293

		134,495

	Electric Utilities — 0.1%
16,000	AEM S.p.A. (a)	32,522

	Furniture & Household Items — 0.1%
1,824	Bulgari S.p.A. (a)	20,398

	Insurance — 1.1%
6,000	Alleanza Assicurazioni S.p.A. (a)	65,106
1,200	Assicurazioni Generali S.p.A. (a)	37,402
9,000	Mediolanum S.p.A. (a)	56,071
2,700	Riunione Adriatica di Sicurta S.p.A. (a)	52,495

		211,074

	Publishing, Broadcasting & Cinema — 0.1%
6,000	Gruppo Editoriale L’Espresso S.p.A. (a)	32,717

		431,206

	Netherlands — 1.3%
	Banks & Credit Institutions — 0.5%
3,705	ABN AMRO Holding NV (a)	91,061

	Financial Investments — 0.3%
4,000	Reed Elsevier NV (a)	55,684

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, Netherlands continued
	IT Hardware — 0.1%
2,028	ASML Holding NV * (a)	$31,816

	Miscellaneous Finance — 0.2%
1,500	Euronext NV (a)	50,681

	Publishing, Broadcasting & Cinema — 0.2%
2,700	Wolters Kluwer NV (a)	51,557

		280,799

	Norway — 1.1%
	Banks & Credit Institutions — 0.4%
9,000	DNB NOR ASA (a)	93,606

	Forest Products & Paper — 0.2%
3,000	Norske Skogindustrier ASA (a)	49,216

	Insurance — 0.3%
6,000	Storebrand ASA (a)	55,983

	Wholesale — 0.2%
1,400	Orkla ASA (a)	51,527

		250,332

	Spain — 1.0%
	Banks & Credit Institutions — 0.3%
1,000	Banco Bilbao Vizcaya Argentaria SA (a)	15,371
4,500	Banco Popular Espanol SA * (a)	54,325

		69,696

	Construction & Homebuilding — 0.3%
2,800	Abertis Infraestructuras SA (a)	71,219

	Metal Products & Machinery — 0.2%
1,467	Zardoya Otis SA (a)	43,208

	Retail — 0.2%
1,533	Industria de Diseno Textil SA (a)	39,408

		223,531

	Sweden — 1.4%
	Autos — 0.2%
1,200	Scania AB, Class B (a)	44,169

	Banks & Credit Institutions — 0.3%
3,000	Svenska Handelsbanken AB, Class A (a)	61,119

	Communications Utilities — 0.2%
4,000	Eniro AB (a)	45,445

	Consumer Durables — 0.2%
2,000	Electrolux AB, Class B (a)	42,492

	Metal Products & Machinery — 0.3%
1,800	Sandvik AB (a)	66,760

	Wholesale — 0.2%
2,000	Industrivarden AB, Class A (a)	43,663

		303,648

	Switzerland — 0.4%
	Information & Services — 0.2%
52	SGS SA (a)	35,634

	Instruments — 0.2%
270	Nobel Biocare Holding AG (a)	54,683

		90,317

	United Kingdom — 7.6%
	Agriculture, Food & Beverage — 0.3%
8,000	Cadbury Schweppes plc (a)	76,163

	Airlines — 0.2%
4,500	BAA plc (a)	49,880

	Autos — 0.2%
6,000	GKN plc (a)	27,667
4,845	Tomkins plc (a)	22,640

		50,307

	Banks & Credit Institutions — 0.8%
11,000	Lloyds TSB Group plc (a)	92,933
4,200	Standard Chartered plc (a)	76,550

		169,483

	Basic Minerals & Metals — 0.2%
1,800	Lonmin plc (a)	34,005

	Beer, Liquor & Tobacco — 0.1%
2,100	Diageo plc (a)	30,906

	Communications Utilities — 0.2%
4,732	British Sky Broadcasting Group plc (a)	44,531

	Construction & Homebuilding — 0.2%
6,000	Balfour Beatty plc (a)	35,459

	Financial Investments — 0.3%
6,000	Reed Elsevier plc (a)	57,331

	Furniture & Household Items — 0.3%
10,000	Brambles Industries plc (a)	54,615

	Information & Services — 1.0%
4,116	Capita Group plc (a)	27,074
15,000	Hays plc (a)	34,696
2,100	Intertek Group plc (a)	26,360
6,000	Michael Page International plc (a)	21,697
12,000	Rentokil Initial plc	34,361
6,000	Serco Group plc (a)	27,348
6,000	Taylor Nelson Sofres plc (a)	23,450
5,000	Yell Group plc (a)	38,031

		233,017

	Instruments — 0.3%
6,000	Smith & Nephew plc (a)	59,012

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United Kingdom continued
	Insurance — 0.3%
900	Investec plc (a)	$28,098
3,000	Jardine Lloyd Thompson Group plc (a)	20,074
6,000	St. James’s Place Capital plc (a)	24,713

		72,885

	IT Hardware — 0.1%
12,000	ARM Holdings plc (a)	24,234

	Land & Water Transportation — 0.4%
1,600	Antofagasta plc (a)	34,876
3,000	Associated British Ports Holdings plc (a)	26,423
4,000	FirstGroup plc (a)	23,559

		84,858

	Miscellaneous Finance — 0.6%
611	ICAP plc (a)	3,244
25,000	Legal & General Group plc (a)	51,341
1,568	London Stock Exchange plc	13,814
8,000	Reuters Group plc (a)	56,438

		124,837

	Oil & Coal Resources — 0.2%
1,500	Cairn Energy plc * (a)	36,152

	Publishing, Broadcasting & Cinema — 0.4%
2,665	Daily Mail & General Trust, Class A (a)	31,328
1,746	Johnston Press plc (a)	15,013
2,000	T&F Informa plc (a)	15,185
2,471	United Business Media plc	21,943

		83,469

	Retail — 0.7%
4,000	Burberry Group plc (a)	28,847
3,000	GUS plc (a)	47,219
12,000	Kingfisher plc (a)	52,668
10,000	William Morrison Supermarkets plc (a)	33,224

		161,958

	Soaps & Cosmetics — 0.3%
2,400	Reckitt Benckiser plc (a)	70,529

	Software — 0.3%
6,000	Misys plc (a)	25,476
7,881	Sage Group plc (a)	31,513

		56,989

	Wholesale — 0.2%
6,000	Electrocomponents plc (a)	25,773
6,000	Premier Farnell plc	17,369

		43,142

		1,653,762

	United States — 67.0%
	Agriculture, Food & Beverage — 2.0%
200	Bridgford Foods Corp. *	1,514
7,900	Coca-Cola Co.	329,825
500	Coca-Cola Enterprises, Inc.	11,005
1,300	ConAgra Foods, Inc.	30,108
600	Monterey Gourmet Foods, Inc. *	1,872
200	Penford Corp.	3,200
1,638	Tootsie Roll Industries, Inc.	47,912
300	Wm. Wrigley Jr. Co.	20,652

		446,088

	Airlines — 0.7%
2,500	Airtran Holdings, Inc. *	23,075
600	ExpressJet Holdings, Inc. *	5,106
1,300	JetBlue Airways Corp. *	26,572
2,500	Northwest Airlines Corp. *	11,400
6,700	Southwest Airlines Co.	93,331

		159,484

	Autos — 0.9%
600	American Axle & Manufacturing Holdings, Inc.	15,162
2,200	Dana Corp.	33,022
1,500	General Motors Corp.	51,000
1,400	Gentex Corp.	25,480
800	Lear Corp.	29,104
1,500	Tenneco Automotive, Inc. *	24,960
1,700	Visteon Corp.	10,251

		188,979

	Banks & Credit Institutions — 4.3%
1,600	American Express Co.	85,168
400	AmeriServ Financial, Inc. *	2,140
1,350	Astoria Financial Corp.	38,435
400	Capitol Federal Financial	13,792
700	Cathay General Bancorp	23,597
600	CharterMac	13,176
500	Citizens Banking Corp.	15,110
900	Commerce Bancorp, Inc.	27,279
4,800	E*Trade Financial Corp. *	67,152
300	Encore Capital Group, Inc. *	5,100
100	F.N.B. Corp.	1,965
3,900	Fifth Third Bancorp	160,718
1,700	First Horizon National Corp.	71,740
3,527	Hudson City Bancorp, Inc.	40,239
70	Irwin Financial Corp.	1,553
300	Midwest Banc Holding, Inc.	5,787
1,900	New York Community Bancorp, Inc.	34,428
2,600	North Fork Bancorporation, Inc.	73,034
1,100	Northern Trust Corp.	50,149
500	Ocwen Financial Corp. *	3,380
1,764	Old National Bancorp	37,750
120	Oriental Financial Group, Inc.	1,831
5	Park National Corp.	553
1,800	Popular, Inc.	45,342
1,000	Temple-Inland, Inc.	37,150

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Banks & Credit Institutions continued
1,300	UCBH Holdings, Inc.	$21,112
1,874	Valley National Bancorp	43,814
209	Westamerica Bancorporation	11,037

		932,531

	Basic Minerals & Metals — 1.3%
1,500	AK Steel Holding Corp. *	9,615
600	Alcoa, Inc.	15,678
400	American Superconductor Corp. *	3,660
800	Apex Silver Mines Ltd. *	10,992
700	CommScope, Inc. *	12,187
300	Encore Wire Corp. *	3,477
1,200	Hecla Mining Co. *	5,472
3,400	Newmont Mining Corp.	132,702
1,100	Nucor Corp.	50,182
600	Steel Dynamics, Inc.	15,750
1,600	Stillwater Mining Co. *	11,872
460	United States Steel Corp.	15,810

		287,397

	Beer, Liquor & Tobacco — 0.5%
2,300	Anheuser-Busch Cos., Inc.	105,225

	Biotechnology — 1.6%
1,300	Alexion Pharmaceuticals, Inc. *	29,952
300	Anika Therapeutics, Inc. *	3,447
1,200	Applera Corp. — Celera Genomics Group *	13,164
800	ARIAD Pharmaceuticals, Inc. *	5,328
900	Avigen, Inc. *	2,790
200	BioCryst Pharmaceuticals, Inc. *	1,016
1,700	CuraGen Corp. *	8,738
400	Digene Corp. *	11,072
800	Diversa Corp. *	4,168
500	Dyax Corp. *	2,360
4,300	Human Genome Sciences, Inc. *	49,794
1,200	ICOS Corp. *	25,404
800	ImClone Systems, Inc. *	24,776
800	InterMune, Inc. *	10,432
600	Kosan Biosciences, Inc. *	3,168
2,500	Millennium Pharmaceuticals, Inc. *	23,175
800	Myriad Genetics, Inc. *	12,520
1,100	Nabi Biopharmaceuticals *	16,753
700	Neurocrine Biosciences, Inc. *	29,442
1,200	Onyx Pharmaceuticals, Inc. *	28,656
500	Seattle Genetics, Inc. *	2,680
1,700	Tanox, Inc. *	19,924
1,700	Telik, Inc. *	27,642

		356,401

	Cellular & Wireless — 0.6%
3,900	Verizon Communications, Inc.	134,745

	Chemicals & Rubber — 0.5%
600	BioSphere Medical, Inc. *	2,700
900	Cabot Microelectronics Corp. *	26,091
100	Goodyear Tire & Rubber Co. *	1,490
1,100	MacDermid, Inc.	34,276
400	Scotts Miracle-Gro Co., Class A *	28,484
300	Valspar Corp.	14,487
300	WD-40 Co.	8,379

		115,907

	Communications Utilities — 1.0%
1,700	Crown Media Holdings, Inc., Class A *	16,031
3,400	Mediacom Communications Corp. *	23,358
120	Washington Post Co., Class B	100,204
2,200	Yahoo!, Inc. *	76,230

		215,823

	Construction & Homebuilding — 0.4%
5,800	Champion Enterprises, Inc. *	57,652
200	Dominion Homes, Inc. *	3,228
1,300	Fleetwood Enterprises, Inc. *	13,195
300	Modtech Holdings, Inc. *	1,950
200	Palm Harbor Homes, Inc. *	3,766

		79,791

	Construction Materials — 0.0%
100	Ceradyne, Inc. *	2,407

	Drugs & Pharmaceuticals — 3.6%
55	Able Laboratories, Inc. *	191
1,800	Adolor Corp. *	16,650
1,900	Alkermes, Inc. *	25,118
900	Allergan, Inc.	76,716
2,900	Amylin Pharmaceuticals, Inc. *	60,697
500	Chiron Corp. *	17,445
100	Cubist Pharmaceuticals, Inc. *	1,317
1,200	CV Therapeutics, Inc. *	26,904
700	Discovery Laboratories, Inc. *	5,103
300	Dov Pharmaceutical, Inc. *	5,598
2,300	Eli Lilly & Co.	128,134
400	Emisphere Technologies, Inc. *	1,608
1,500	Endo Pharmaceuticals Holdings, Inc. *	39,420
200	Enzo Biochem, Inc. *	3,586
600	EPIX Pharmaceuticals, Inc. *	5,310
1,000	Guilford Pharmaceuticals, Inc. *	2,270
700	ImmunoGen, Inc. *	4,053
1,300	Immunomedics, Inc. *	2,223
1,500	Inspire Pharmaceuticals, Inc. *	12,630
2,200	Isis Pharmaceuticals, Inc. *	8,602
1,000	Martek Biosciences Corp. *	37,950
1,900	Mylan Laboratories, Inc.	36,556
901	Neose Technologies, Inc. *	2,838
649	Neurogen Corp. *	4,426
2,000	NPS Pharmaceuticals, Inc. *	22,700
1,300	Pain Therapeutics, Inc. *	8,775
500	Penwest Pharmaceuticals Co. *	5,910
700	Pharmacyclics, Inc. *	5,257
500	POZEN, Inc. *	4,100

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Drugs & Pharmaceuticals continued
2,700	Protein Design Labs, Inc. *	$54,567
200	Santarus, Inc. *	820
800	Sciclone Pharmaceuticals, Inc. *	3,592
800	Sepracor, Inc. *	48,008
2,400	Vertex Pharmaceuticals, Inc. *	40,416
1,700	Wyeth	75,650
100	Zymogenetics, Inc. *	1,760

		796,900

	Electric Utilities — 0.8%
100	Allegheny Energy, Inc. *	2,522
1,700	Centerpoint Energy, Inc.	22,457
2,900	Reliant Energy, Inc. *	35,902
3,320	Southern Co.	115,104

		175,985

	Financial Investments — 0.7%
400	Acacia Research — Acacia Technologies *	1,896
700	Digital Theater Systems, Inc. *	12,481
1,000	Hanover Compressor Co. *	11,510
800	InterDigital Communications Corp. *	14,000
1,900	Leucadia National Corp.	73,397
2,500	Marvel Enterprises, Inc. *	49,300

		162,584

	Forest Products & Paper — 0.5%
1,300	Bowater, Inc.	42,081
500	Caraustar Industries, Inc. *	5,250
4,900	Graphic Packaging Corp. *	17,885
1,000	Sealed Air Corp. *	49,790

		115,006

	Furniture & Household Items — 0.9%
700	Alliance Gaming Corp. *	9,814
300	Constar International, Inc. *	1,122
900	Herman Miller, Inc.	27,756
3,000	International Game Technology	84,450
400	Kinetic Concepts, Inc. *	24,000
600	Leapfrog Enterprises, Inc. *	6,780
600	Rogers Corp. *	24,330
200	Russ Berrie & Co., Inc.	2,562
500	Select Comfort Corp. *	10,715
400	Spartech Corp.	7,120
300	Virco Manufacturing Corp. *	2,043

		200,692

	Gas & Other Public Utilities — 0.9%
9,200	El Paso Corp.	105,984
434	SEMCO Energy, Inc. *	2,600
500	Stericycle, Inc. *	25,160
2,100	Waste Management, Inc.	59,514

		193,258

	Government Aircraft & Defense — 0.2%
59	Alliant Techsystems, Inc. *	4,165
900	FLIR Systems, Inc. *	26,857
28	Kaman Corp., Class A	505
400	Microvision, Inc. *	2,040
300	SiRF Technology Holdings, Inc. *	5,304
300	Sturm Ruger & Co., Inc.	2,511

		41,382

	Health Care & Hospital — 0.5%
100	Apria Healthcare Group, Inc. *	3,464
1,700	Array Biopharma, Inc. *	10,710
200	Bio-Reference Laboratories, Inc. *	2,776
400	Hanger Orthopedic Group, Inc. *	2,016
1,300	Odyssey Healthcare, Inc. *	18,746
200	Specialty Laboratories, Inc. *	1,682
3,300	Tenet Healthcare Corp. *	40,392
900	VCA Antech, Inc. *	21,825
700	VistaCare, Inc., Class A *	12,929

		114,540

	Information & Services — 3.2%
300	Advisory Board Co. *	14,622
900	Apollo Group, Inc., Class A *	70,398
500	Career Education Corp. *	18,305
900	Certegy, Inc.	34,398
1,800	deCODE genetics, Inc. *	16,902
2,000	DeVry, Inc. *	39,800
1,700	Education Management Corp. *	57,341
1,200	Exact Sciences Corp. *	2,736
3,200	Exelixis, Inc. *	23,776
900	IMS Health, Inc.	22,293
200	Intersections, Inc. *	2,338
300	iPayment Holdings, Inc. *	10,956
2,300	Iron Mountain, Inc. *	71,346
400	LCC International, Inc., Class A *	1,440
900	Maxygen, Inc. *	6,174
300	Medical Staffing Network Holdings, Inc. *	1,485
300	Netratings, Inc. *	4,080
162	Nuvelo, Inc. *	1,252
4,400	Paychex, Inc.	143,176
300	Princeton Review, Inc. *	1,749
2,200	Regeneron Pharmaceuticals, Inc. *	18,458
600	Syntroleum Corp. *	6,156
1,200	Total System Services, Inc.	28,920
1,400	Viad Corp.	39,676
1,100	Weight Watchers International, Inc. *	56,771

		694,548

	Instruments — 5.1%
300	Abaxis, Inc. *	3,264
200	Advanced Neuromodulation Systems, Inc. *	7,936
3,200	Agilent Technologies, Inc. *	73,664
100	Aksys Ltd. *	199
200	Animas Corp. *	4,030

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Instruments continued
2,800	Applera Corp. — Applied Biosystems Group	$55,076
700	Cepheid, Inc. *	5,138
500	Cholestech Corp. *	5,635
200	Cognex Corp.	5,238
1,300	Conceptus, Inc. *	7,345
1,000	Danaher Corp.	52,340
100	Daxor Corp. *	1,890
300	Dionex Corp. *	13,083
700	Encore Medical Corp. *	3,885
1,000	FEI Co. *	22,810
700	Formfactor, Inc. *	18,494
400	I-Flow Corp. *	6,656
500	ICU Medical, Inc. *	16,085
1,100	IDEXX Laboratories, Inc. *	68,563
500	Illumina, Inc. *	6,035
800	Input/ Output, Inc. *	5,024
200	IntraLase Corp. *	3,924
150	Kensey Nash Corp. *	4,536
300	KVH Industries, Inc. *	2,775
500	Kyphon, Inc. *	17,395
800	Luminex Corp *	7,872
200	Measurement Specialties, Inc. *	4,642
1,700	Medtronic, Inc.	88,043
300	Merit Medical Systems, Inc. *	4,623
600	Micro Therapeutics, Inc. *	2,388
600	Millipore Corp. *	34,038
700	North American Scientific, Inc. *	1,463
204	Possis Medical, Inc. *	2,067
400	Spectranetics Corp. *	2,692
2,800	St. Jude Medical, Inc. *	122,108
700	Staar Surgical Co. *	3,458
1,800	Stryker Corp.	85,608
900	Tektronix, Inc.	20,943
600	ThermoGenesis Corp. *	2,610
293	Utah Medical Products, Inc.	6,335
2,000	Varian Medical Systems, Inc. *	74,660
500	Varian, Inc. *	18,895
500	Wright Medical Group, Inc. *	13,350
2,500	Zimmer Holdings, Inc. *	190,424

		1,097,239

	Insurance — 2.1%
1,100	Arthur J. Gallagher & Co.	29,843
1,000	ChoicePoint, Inc. *	40,050
114	Citizens, Inc. *	695
200	CorVel Corp. *	5,024
200	Hilb Rogal & Hobbs Co. (HRH)	6,880
3,100	Marsh & McLennan Cos., Inc.	85,870
400	PMA Capital Corp., Class A *	3,532
2,100	Progressive Corp.	207,501
210	RenaissanceRe Holdings Ltd.	10,340
2,148	Willis Group Holdings Ltd.	70,283

		460,018

	IT Hardware — 5.6%
300	Advanced Energy Industries, Inc. *	2,358
4,300	Altera Corp. *	85,226
1,700	Broadcom Corp., Class A *	60,367
1,100	Centillium Communications, Inc. *	2,387
56	Cherokee International Corp. *	209
1,300	Cirrus Logic, Inc. *	6,903
200	Color Kinetics, Inc. *	2,128
1,600	Cypress Semiconductor Corp. *	20,144
300	Daktronics, Inc.	6,003
1,200	Ditech Communications Corp. *	7,788
1,800	Foundry Networks, Inc. *	15,534
400	Helix Technology Corp.	5,312
300	hi/fn, Inc. *	1,803
190	Hutchinson Technology, Inc. *	7,317
400	Integrated Circuit Systems, Inc. *	8,256
600	Intergrated Silicon Solution, Inc. *	4,446
1,200	Jabil Circuit, Inc. *	36,876
400	KEMET Corp. *	2,520
2,200	Kla-Tencor Corp.	96,140
500	Kopin Corp. *	2,550
2,000	Lattice Semiconductor Corp. *	8,880
200	Leadis Technology, Inc. *	1,610
1,900	Linear Technology Corp.	69,711
3,600	LSI Logic Corp. *	30,564
1,800	Maxim Integrated Products, Inc.	68,778
500	Micrel, Inc. *	5,760
2,824	Microchip Technology, Inc.	83,647
600	Nam Tai Electronics, Inc.	13,644
6,000	National Semiconductor Corp.	132,180
300	Parlex Corp. *	1,740
1,000	Pericom Semiconductor Corp. *	8,140
4,000	PMC — Sierra, Inc. *	37,320
2,200	Qualcomm, Inc.	72,622
1,100	Rambus, Inc. *	14,718
2,500	Semtech Corp. *	41,625
4,100	Teradyne, Inc. *	49,077
3,400	Texas Instruments, Inc.	95,438
800	Tyco International Ltd.	23,360
300	Universal Display Corp. *	3,084
800	Vicor Corp.	10,880
300	Vyyo, Inc. *	1,869
2,000	Xilinx, Inc.	51,000

		1,199,914

	Land & Water Transportation — 1.4%
902	Expeditors International of Washington, Inc.	44,929
3,900	United Parcel Service, Inc., Class B	269,724

		314,653

	Mainframe & Minicomputers — 0.0%
1,000	Cray, Inc. *	1,240
900	Omnicell, Inc. *	7,920

		9,160

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Metal Products & Machinery — 1.7%
500	Aaon, Inc. *	$8,895
800	Briggs & Stratton Corp.	27,696
100	Bucyrus International, Inc., Class A	3,798
600	Engineered Support Systems, Inc.	21,498
300	Environmental Tectonics Corp. *	1,548
600	Fedders Corp.	1,320
700	Federal Signal Corp.	10,920
1,700	FuelCell Energy, Inc. *	17,357
600	Global Power Equipment Group, Inc. *	4,770
300	Ibis Technology Corp. *	609
400	Illinois Tool Works, Inc.	31,872
300	Lindsay Manufacturing Co.	7,074
800	Littelfuse, Inc. *	22,280
600	Maxwell Technologies, Inc. *	7,314
200	Middleby Corp. *	10,572
110	NL Industries, Inc.	1,693
800	Parker Hannifin Corp.	49,608
1,900	Plug Power, Inc. *	13,015
700	SPX Corp.	32,186
473	Ultralife Batteries, Inc. *	7,639
300	Varian Semiconductor Equipment Associates, Inc. *	11,100
600	Veeco Instruments, Inc. *	9,768
1,600	Zebra Technologies Corp., Class A *	70,064

		372,596

	Miscellaneous Finance — 2.0%
964	Ameritrade Holding Corp. *	17,921
700	Bear Stearns Cos., Inc.	72,758
400	Calamos Asset Management, Inc., Class A	10,896
400	eSPEED, Inc., Class A *	3,564
900	Federated Investors, Inc., Class B	27,009
1,200	Goldman Sachs Group, Inc.	122,423
4,200	Instinet Group, Inc. *	22,008
2,503	Janus Capital Group, Inc.	37,645
200	Jefferies Group, Inc.	7,578
1,100	JPMorgan Chase & Co.	38,852
1,900	Knight Captial Group, Inc., Class A *	14,478
300	TradeStation Group, Inc. *	2,574
1,400	Waddell & Reed Financial, Inc., Class A	25,900
1,321	WP Stewart & Co., Ltd.	31,929

		435,535

	Oil & Coal Resources — 0.3%
200	Clayton Williams Energy, Inc. *	5,998
805	Delta Petroleum Corp. *	11,367
1,000	Energen Corp.	35,050
440	Tipperary Corp. *	2,750

		55,165

	Oil Distribution — 0.1%
530	Cheniere Energy, Inc. *	16,483

	Oil Drilling & Services — 0.2%
700	Cooper Cameron Corp. *	43,435

	Photo-optical, Micros & Office Machinery — 0.7%
300	Avid Technology, Inc. *	15,984
200	Echelon Corp. *	1,376
900	Electronics for Imaging, Inc. *	18,936
2,600	Immersion Corp. *	13,858
600	Interlink Electronics, Inc. *	3,396
1,200	Lexmark International, Inc. *	77,796
2,300	Maxtor Corp. *	11,960
1,900	McData Corp., Class B *	7,068

		150,374

	Publishing, Broadcasting & Cinema — 2.2%
800	aQuantive, Inc. *	14,176
800	Cenveo, Inc. *	6,048
900	Dow Jones & Co., Inc.	31,905
500	DreamWorks Animation SKG, Inc., Class A *	13,100
2,000	EW Scripps Co., Class A	97,600
200	Fisher Communications, Inc. *	9,458
4,800	Interpublic Group of Cos., Inc. *	58,464
1,100	Journal Register Co. *	19,261
500	Knight-Ridder, Inc.	30,670
1,700	New York Times Co., Class A	52,955
1,100	Omnicom Group, Inc.	87,846
91	Salem Communications Corp., Class A *	1,805
2,000	Sinclair Broadcast Group, Inc., Class A	18,160
1,600	Univision Communications, Inc., Class A *	44,080
700	Young Broadcasting, Inc., Class A *	2,905

		488,433

	Real Estate Development — 0.4%
800	Forest City Enterprises, Inc., Class A	56,800
500	Tejon Ranch Co. *	25,735

		82,535

	Real Estate Investment Trusts — 3.7%
900	Arden Realty, Inc.	32,382
1,000	Avalonbay Communities, Inc.	80,800
700	BRE Properties, Inc., Class A	29,295
800	CenterPoint Properties Trust	33,840
1,600	Equity Residential	58,912
300	Essex Property Trust, Inc.	24,918
2,900	General Growth Properties, Inc.	119,161
250	Glenborough Realty Trust, Inc.	5,148
100	Health Care Property Investors, Inc.	2,704
700	Kimco Realty Corp.	41,237
600	Mills Corp.	36,474
2,600	Plum Creek Timber Co., Inc.	94,380
330	Post Properties, Inc.	11,916
1,400	ProLogis	56,336
600	Shurgard Storage Centers, Inc., Class A	27,576

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Real Estate Investment Trusts continued
1,100	Simon Property Group, Inc.	$79,739
400	Tanger Factory Outlet Centers, Inc.	10,772
2,400	United Dominion Realty Trust, Inc.	57,720
100	Weingarten Realty Investors	3,922

		807,232

	Restaurants, Hotels & Theaters — 0.7%
1,200	ARAMARK Corp., Class B	31,680
16	Cheesecake Factory, Inc. *	556
300	Cosi, Inc. *	2,064
2,200	Magna Entertainment Corp. *	12,408
400	Multimedia Games, Inc. *	4,404
200	Nevada Gold & Casinos, Inc. *	2,170
1,460	Ruby Tuesday, Inc.	37,814
700	Scientific Games Corp., Class A *	18,851
2,499	Westwood One, Inc.	51,054

		161,001

	Retail — 7.0%
1,500	1-800-FLOWERS.COM, Inc., Class A *	10,560
900	99 Cents Only Stores *	11,439
3,100	Amazon.Com, Inc. *	102,548
600	AnnTaylor Stores Corp. *	14,568
3,400	Bed Bath & Beyond, Inc. *	142,052
2,200	Carmax, Inc. *	58,630
600	Christopher & Banks Corp.	10,956
300	Cost Plus, Inc. *	7,482
2,300	Costco Wholesale Corp.	103,086
200	Design Within Reach, Inc. *	3,620
500	Dick’s Sporting Goods, Inc. *	19,295
1,900	eBay, Inc. *	62,719
800	Family Dollar Stores, Inc.	20,880
1,087	Fastenal Co.	66,590
100	Gaiam, Inc. *	696
300	J. Jill Group, Inc. *	4,125
100	Kroger Co. *	1,903
500	Pathmark Stores, Inc. *	4,380
1,600	PETCO Animal Supplies, Inc. *	46,912
300	Pier 1 Imports, Inc.	4,257
300	PriceSmart, Inc. *	2,538
1,200	Ross Stores, Inc.	34,692
3,700	Safeway, Inc.	83,583
1,100	Sharper Image Corp. *	14,003
2,100	Target Corp.	114,261
3,100	Tiffany & Co.	101,556
500	Tweeter Home Entertainment Group,	1,250
	Inc. *
800	ValueVision Media, Inc., Class A *	9,608
6,950	Wal-Mart Stores, Inc.	334,990
600	Whitehall Jewellers, Inc. *	4,110
900	Whole Foods Market, Inc.	106,470
500	Wilsons the Leather Experts, Inc. *	3,320

		1,507,079

	Soaps & Cosmetics — 1.0%
4,000	Colgate-Palmolive Co.	199,640
800	Ecolab, Inc.	25,888

		225,528

	Software — 4.9%
500	Accelrys, Inc. *	2,475
600	Affiliated Computer Services, Inc., Class A *	30,660
1,100	AMICAS, Inc. *	4,983
2,800	Automatic Data Processing, Inc.	117,516
2,900	BEA Systems, Inc. *	25,462
200	Blackboard, Inc. *	4,784
1,900	BMC Software, Inc. *	34,105
80	Citrix Systems, Inc. *	1,733
300	Cogent, Inc. *	8,565
300	CoStar Group, Inc. *	13,080
800	CSG Systems International, Inc. *	15,184
300	eCollege.com *	3,570
3,300	Electronic Arts, Inc. *	186,812
600	Fair Isaac Corp.	21,900
2,300	First Data Corp.	92,322
1,412	Fiserv, Inc. *	60,645
300	GTECH Holdings Corp.	8,772
800	Harris Interactive, Inc. *	3,896
4,300	Identix, Inc. *	21,629
770	Intuit, Inc. *	34,735
200	Kanbay International, Inc. *	4,622
500	Manhattan Associates, Inc. *	9,605
700	Mercury Interactive Corp. *	26,852
7,200	Microsoft Corp.	178,848
300	MicroStrategy, Inc., Class A *	15,912
1,100	National Instruments Corp.	23,320
500	NAVTEQ *	18,590
300	Open Solutions, Inc. *	6,093
300	PC-Tel, Inc. *	2,349
2,300	Siebel Systems, Inc.	20,470
100	SM&A *	897
1,700	SupportSoft, Inc. *	8,823
200	Syntel, Inc.	3,206
300	Tripos, Inc. *	1,113
6,500	Unisys Corp. *	41,145
50	WebEx Communications, Inc. *	1,321

		1,055,994

	Textiles & Apparel — 1.0%
3,200	Cintas Corp.	123,520
800	Columbia Sportswear Co. *	39,512
500	Gymboree Corp. *	6,830
340	Kellwood Co.	9,146
500	Mohawk Industries, Inc. *	41,250
36	Steven Madden, Ltd. *	639

		220,897

	Wholesale — 1.8%
1,200	AmerisourceBergen Corp.	82,980
2,000	Cardinal Health, Inc.	115,160

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Wholesale continued
400	Express Scripts, Inc. *	$19,992
400	IMPCO Technologies, Inc. *	1,924
900	Ingram Micro, Inc. *	14,094
1,000	OfficeMax, Inc.	29,770
900	Patterson Cos., Inc. *	40,572
700	Priority Healthcare Corp., Class B *	17,752
1,400	Sysco Corp.	50,666
800	Tech Data Corp. *	29,288

		402,198

		14,625,142

	Total Securities Sold Short (Proceeds $19,758,595) — (89.2%)	$19,476,296

Percentages noted above are based on net assets of June 30, 2005.

*	Non-income producing security.

(a)	Fair-valued by management.

Laudus Trust
Laudus Rosenberg Value Long/Short Equity Fund

Statement of Portfolio Investments as of 6/30/05 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 6/30/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 91.9%
	Agriculture, Food & Beverage — 2.2%
300	Cagle’s, Inc., Class A *	$3,150
15,600	Chiquita Brands International, Inc.	428,376
700	Diedrich Coffee, Inc. *	3,304
17,850	Flowers Foods, Inc.	631,176
1,800	J & J Snack Foods Corp.	94,230
10,991	Lance, Inc.	189,155
6,800	National Beverage Corp. *	54,264
21,900	PepsiAmericas, Inc.	561,954
2,218	Ralcorp Holdings, Inc.	91,271
800	Seaboard Corp.	1,331,200
3,200	Seneca Foods Corp., Class B *	52,000
3,200	Tasty Baking Co.	26,080
7,400	Zapata Corp. *	45,140

		3,511,300

	Airlines — 0.6%
400	Air Methods Corp. *	3,192
3,980	AirNet Systems, Inc. *	16,756
10,300	Alaska Air Group, Inc. *	306,425
6,368	MAIR Holdings, Inc. *	56,293
12,800	Mesa Air Group, Inc. *	85,888
2,500	Republic Airways Holdings, Inc. *	36,125
22,200	SkyWest, Inc.	403,595
2,030	TIMCO Aviation Services, Inc. *	305

		908,579

	Autos — 1.5%
4,800	Aftermarket Technology Corp. *	83,664
8,240	Autoliv, Inc.	360,912
17,168	BorgWarner, Inc.	921,408
7,400	Oshkosh Truck Corp.	579,272
2,100	R&B, Inc. *	29,484
700	Sequa Corp., Class A *	46,319
4,204	Spartan Motors, Inc.	45,319
900	Supreme Industries, Inc., Class A	6,588
2,200	Sypris Solutions, Inc.	27,214
3,060	TransPro, Inc. *	19,247
9,195	TRW Automotive Holdings Corp. *	225,369

		2,344,796

	Banks & Credit Institutions — 4.5%
2,447	ABC Bancorp	44,242
530	Accredited Home Lenders Holding Co. *	23,320
18,352	Advanta Corp., Class A	472,012
100	Ameriana Bancorp	1,399
16,700	Bank of Hawaii Corp.	847,524
5,700	Berkshire Bancorp, Inc.	104,025
1,400	Berkshire Hills Bancorp, Inc.	46,648
5,400	Beverly Hills Bancorp, Inc.	59,130
455	BOE Financial Services of Virginia, Inc.	14,560
200	Britton & Koontz Capital Corp.	3,920
1,800	Camden National Corp.	58,950
2,000	Capitol Bancorp Ltd.	67,220
200	Carver Bancorp, Inc.	3,404
200	Central Bancorp, Inc.	5,176
2,500	Central Pacific Financial Corp.	89,000
200	Centrue Financial Corp. *	5,120
500	CFS Bancorp, Inc.	6,640
3,400	Collegiate Funding Services *	49,572
808	Community West Bancshares	9,858
7,806	CompuCredit Corp. *	267,590
900	Consumer Portfolio Services, Inc. *	4,077
100	Cowlitz Bancorp *	1,207
3,600	Federal Agricultural Mortgage Corp., Class C	79,380
500	Fidelity Southern Corp.	7,725
8,300	First BanCorp.	333,245
200	First Bancshares, Inc.	4,000
240	First Charter Corp.	5,273
500	First Citizens BancShares, Inc., Class A	72,275
700	First Defiance Financial Corp.	18,683
600	First Federal Bancshares, Inc.	12,627
100	First Federal Bankshares, Inc.	2,063
800	First Keystone Financial, Inc.	13,752
21	First M&F Corp.	714
310	First Merchants Corp.	7,704
99	First Niles Financial, Inc.	1,694
3,045	First Place Financial Corp.	61,174
3,600	FirstFed Financial Corp. *	214,596
6,900	Fremont General Corp.	167,877
82	Home Loan Financial Corp.	1,589
750	Horizon Bancorp	19,388
25,700	Independence Community Bank Corp.	949,100
2,300	Intervest Bancshares Corp. *	41,860
2,187	ITLA Capital Corp. *	117,879
100	Lincoln Bancorp	1,700
1,365	LSB Financial Corp.	37,879
20	MAF Bancorp, Inc.	853
100	Mainsource Financial Group, Inc.	1,809
300	Meta Financial Group, Inc.	6,000
600	MFB Corp.	14,814
600	NBC Capital Corp.	14,604
100	NewMil Bancorp, Inc.	2,912
3,000	North Central Bancshares, Inc.	114,060
3,200	North Valley Bancorp	54,880
1,000	Northrim BanCorp, Inc.	23,480

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
400	Northway Financial, Inc.	$12,800
1,100	OceanFirst Financial Corp.	24,761
100	Pamrapo Bancorp, Inc.	2,224
1,200	PennFed Financial Services, Inc.	20,256
100	Pinnacle Bancshares, Inc.	1,413
11,000	Provident Bankshares Corp.	351,009
2,000	Provident Financial Holdings, Inc.	56,220
2,100	Provident New York Bancorp	25,431
3,800	PSB Bancorp, Inc. *	48,450
7,650	R & G Financial Corp., Class B	135,329
393	River Valley Bancorp	8,414
1,824	Simmons First National Corp., Class A	49,449
1,900	South Financial Group, Inc.	53,998
381	SVB Financial Group *	18,250
4,220	The Banc Corp. *	44,648
300	Tower Financial Corp. *	4,440
6,200	UnionBanCal Corp.	414,903
3,670	United Community Financial Corp.	40,150
400	United Financial Corp.	9,656
2,582	Unity Bancorp, Inc.	30,880
4,611	Wainwright Bank & Trust Co.	51,413
6,000	Washington Federal, Inc.	141,120
1,350	Washington Savings Bank, F.S.B.	12,488
8,900	Westcorp	466,537
5,000	WFS Financial, Inc. *	253,550
2,400	WSFS Financial Corp.	131,304

		6,999,276

	Basic Minerals & Metals — 1.9%
2,600	A. M. Castle & Co. *	40,196
300	Aleris International, Inc. *	6,765
25,709	Allegheny Technologies, Inc.	567,141
100	L.B. Foster Co., Class A *	930
11,100	Lone Star Technologies, Inc. *	505,050
6,200	NS Group, Inc. *	201,562
4,300	Olympic Steel, Inc. *	57,233
10,100	Phelps Dodge Corp.	934,249
3,090	Quanex Corp.	163,801
210	Reliance Steel & Aluminum Co.	7,785
4,790	Roanoke Electric Steel Corp.	79,131
13,000	Ryerson Tull, Inc.	185,510
3,450	Southern Peru Copper Corp.	147,798
2,600	Synalloy Corp. *	26,390

		2,923,541

	Beer, Liquor & Tobacco — 0.0%
960	Brown-Forman Corp., Class B	58,042
1,150	MGP Ingredients, Inc.	9,545

		67,587

	Biotechnology — 0.7%
7,300	Harvard Bioscience, Inc. *	22,922
13,300	Invitrogen Corp. *	1,107,757

		1,130,679

	Cellular & Wireless — 1.0%
20,370	Telephone & Data Systems, Inc.	831,300
10,400	Telephone & Data Systems, Inc., Special Shares Special Shares	398,736
9,301	USA Mobility, Inc. *	273,077

		1,503,113

	Chemicals & Rubber — 2.1%
6,000	A. Schulman, Inc.	107,340
500	American Pacific Corp. *	4,000
6,700	Arch Chemicals, Inc.	167,232
2,900	Bairnco Corp.	31,175
330	Bandag, Inc.	15,197
2,479	Crompton Corp.	35,078
15,400	Eastman Chemical Co.	849,310
22,400	Hercules, Inc. *	316,960
11,600	Hexcel Corp. *	196,272
2,300	Lyondell Chemical Co.	60,766
13,660	Nalco Holding Co. *	268,146
200	RPM International, Inc.	3,652
21,300	Sherwin-Williams Co.	1,003,016
1,000	Stepan Co.	22,100
29,500	Terra Industries, Inc. *	200,895

		3,281,139

	Commercial Aircraft & Components — 0.4%
17,411	BE Aerospace, Inc. *	272,134
3,200	Ducommun, Inc. *	54,112
3,000	Ladish Co., Inc. *	29,970
6,880	Triumph Group, Inc. *	239,149

		595,365

	Communications Utilities — 0.6%
2,900	Atlantic Tele-Network, Inc.	83,520
1,127	Audible, Inc. *	19,576
400	CNET Networks, Inc. *	4,696
7,400	CT Communications, Inc.	96,570
659	D&E Communications, Inc.	6,392
38,650	EarthLink, Inc. *	334,710
2,200	Golden Telecom, Inc.	67,496
2,100	Hector Communications Corp.	48,027
400	Lynch Interactive Corp. *	8,980
200	Playboy Enterprises, Inc., Class A *	2,297
17,749	Premiere Global Services, Inc. *	200,386
849	Telewest Global, Inc. *	19,340

		891,990

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock continued
	Construction & Homebuilding — 4.0%
400	Brookfield Homes Corp.	$18,240
1,200	Centex Corp.	84,804
3,900	Comfort Systems USA, Inc. *	25,662
1,200	D.R. Horton, Inc.	45,132
1,300	Granite Construction, Inc.	36,530
11,800	Hovnanian Enterprises, Inc., Class A *	769,360
100	Insituform Technologies, Inc., Class A *	1,603
800	KB HOME	60,984
11,000	Lennar Corp., Class A	697,950
10,776	M.D.C. Holdings, Inc.	886,326
19,600	Pulte Homes, Inc.	1,651,300
15,400	Ryland Group, Inc.	1,168,398
100	Sterling Construction Co., Inc. *	789
4,375	Technical Olympic USA, Inc.	106,225
4,300	Toll Brothers, Inc. *	436,665
6,230	Willbros Group, Inc. *	89,214
1,800	William Lyon Homes, Inc. *	174,618

		6,253,800

	Construction Materials — 0.7%
1,400	Ameron International Corp.	52,360
4,020	Compass Minerals International, Inc.	94,068
800	Continental Materials Corp. *	23,960
800	Eagle Materials, Inc.	74,072
30,832	Owens-Illinois, Inc. *	772,342
8,000	U.S. Concrete, Inc. *	51,760
1,500	Vulcan Materials Co.	97,485

		1,166,047

	Consumer Durables — 0.4%
7,900	Brunswick Corp.	342,228
5,500	Coachmen Industries, Inc.	68,915
3,700	Polaris Industries, Inc.	199,800
2,558	Universal Electronics, Inc. *	42,437

		653,380

	Drugs & Pharmaceuticals — 1.4%
2,800	BioSource International, Inc. *	29,540
13,471	Dade Behring Holdings, Inc.	875,750
3,300	E-Z-EM, Inc.	46,233
10,047	First Horizon Pharmaceutical Corp. *	191,295
15,062	Immucor, Inc. *	436,045
660	Inverness Medical Innovations, Inc. *	18,018
1,327	Lifecore Biomedical, Inc. *	14,464
4,100	Matrixx Initiatives, Inc. *	45,100
13,500	Nature’s Sunshine Products, Inc.	235,440
11,400	Theragenics Corp. *	36,708
5,577	United Therapeutics Corp. *	268,811
100	United-Guardian, Inc.	805
7,300	Weider Nutrition International, Inc. *	32,631

		2,230,840

	Electric Utilities — 1.7%
17,109	Alliant Energy Corp.	481,618
19,800	Central Vermont Public Service Corp.	366,300
1,200	Cleco Corp.	25,884
900	Duquesne Light Holdings, Inc.	16,812
1,200	Florida Public Utilities Co.	22,812
1,600	Green Mountain Power Corp.	47,744
1,500	Maine & Maritimes Corp.	36,750
100	UIL Holdings Corp.	5,381
1,000	Unitil Corp.	27,000
27,600	Westar Energy, Inc.	663,228
52,100	Xcel Energy, Inc.	1,016,992

		2,710,521

	Financial Investments — 1.1%
18,800	Aaron Rents, Inc.	467,932
10,400	American Capital Strategies Ltd.	375,544
3,197	California First National Bancorp	36,606
200	CEVA, Inc. *	1,172
3,160	Choice Hotels International, Inc.	207,612
1,500	Electro Rent Corp. *	21,810
3,569	ePlus, Inc. *	41,044
2,980	G-III Apparel Group Ltd. *	27,833
2,200	Jackson Hewitt Tax Service, Inc.	52,008
14,700	MCG Capital Corp.	251,076
500	SurModics, Inc. *	21,685
5,789	Universal Compression Holdings, Inc. *	209,793
3,900	Willis Lease Finance Corp. *	31,200

		1,745,315

	Forest Products & Paper — 0.9%
5,600	Bemis Co., Inc.	148,624
6,000	Chesapeake Corp.	125,640
1,800	CSS Industries, Inc.	60,912
2,900	DSG International Ltd. *	12,644
4,205	Glatfelter	52,142
4,000	Lydall, Inc. *	34,480
220	Nashua Corp. *	2,079
4,800	Schweitzer-Mauduit International, Inc.	149,424
21,100	Sonoco Products Co.	559,150
6,588	Universal Forest Products, Inc.	273,073

		1,418,168

	Furniture & Household Items — 1.8%
1,000	A.T. Cross Co., Class A *	4,260
1,000	American Biltrite, Inc. *	9,295

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Furniture & Household Items continued
1,800	American Locker Group, Inc. *	$9,198
2,000	AZZ, Inc. *	34,600
4,000	Bassett Furniture Industries, Inc.	75,440
700	Blyth, Inc.	19,635
7,000	Central Garden & Pet Co. *	343,840
3,500	Channell Commercial Corp. *	26,250
1,600	Chase Corp.	22,400
100	Chromcraft Revington, Inc. *	1,365
4,100	Communications Systems, Inc.	42,107
2,600	Congoleum Corp., Class A *	10,166
2,240	Genlyte Group, Inc. *	109,178
195	Hasbro, Inc.	4,054
300	Jacuzzi Brands, Inc. *	3,219
10,500	JAKKS Pacific, Inc. *	201,705
4,024	K2, Inc. *	51,024
11,927	Kimball International, Inc., Class B	157,436
20,600	Movado Group, Inc.	388,928
1,360	Myers Industries, Inc.	17,000
100	National Presto Industries, Inc.	4,407
592	Raven Industries, Inc.	13,865
1,300	RC2 Corp. *	48,841
1,000	Stanley Furniture Co., Inc.	24,560
15,720	Thomas & Betts Corp. *	443,933
5,859	Tredegar Corp.	91,400
11,240	West Pharmaceutical Services, Inc.	315,282
9,840	Yankee Candle Co., Inc.	315,864

		2,789,252

	Gas & Other Public Utilities — 1.0%
20	Atmos Energy Corp.	576
300	BIW Ltd.	5,616
2,900	California Water Service Group	108,866
7,600	Casella Waste Systems, Inc., Class A *	91,200
620	Chesapeake Utilities Corp.	18,941
5,800	Clean Harbors, Inc. *	125,744
41,700	NiSource, Inc.	1,031,241
3,900	SJW Corp.	183,339
1,620	Vectren Corp.	46,543
200	Waste Industries USA, Inc.	2,828

		1,614,894

	Government Aircraft & Defense — 0.1%
1,300	Aerosonic Corp. *	6,825
600	Benthos, Inc. *	6,613
6,180	EDO Corp.	184,844
376	Lowrance Electronics, Inc.	7,904
800	Todd Shipyards Corp.	15,144
100	United Industrial Corp.	3,574

		224,904

	Health Care & Hospital — 2.9%
9,470	Allied Healthcare International, Inc. *	67,048
500	Almost Family, Inc. *	6,855
200	American Shared Hospital Services	1,224
310	BioScrip, Inc. *	1,860
2,600	Community Health Systems, Inc. *	98,254
26,100	Health Net, Inc. *	995,976
23,900	Humana, Inc. *	949,786
10,500	Kindred Healthcare, Inc. *	415,905
18,230	Manor Care, Inc.	724,278
2,800	MedCath Corp. *	77,812
2,800	MEDTOX Scientific, Inc. *	21,560
100	National Healthcare Corp.	3,531
5,700	National Home Health Care Corp.	69,482
600	Pediatric Services of America, Inc. *	7,254
5,700	RehabCare Group, Inc. *	152,361
2,069	Res-Care, Inc. *	28,056
17,800	Triad Hospitals, Inc. *	972,592

		4,593,834

	Information & Services — 6.1%
2,100	Ablest, Inc. *	14,343
15,300	ABM Industries, Inc.	298,350
8,900	American Retirement Corp. *	130,118
2,530	Angelica Corp.	62,010
7,000	Carriage Services, Inc. *	42,350
440	Cass Information Systems, Inc.	18,042
5,150	CDI Corp.	112,888
300	Century Business Services, Inc. *	1,215
24,900	CheckFree Corp. *	848,094
12,000	Corrections Corp. of America *	471,000
3,723	Discovery Partners International *	10,648
20,680	Dun & Bradstreet Corp. *	1,274,921
2,200	Ecology & Environment, Inc.	14,740
2,500	eLoyalty Corp. *	14,725
3,100	Equifax, Inc.	110,701
9,200	Exponent, Inc. *	262,936
5,600	Forrester Research, Inc. *	99,848
2,990	G & K Services, Inc., Class A	112,813
8,600	H&R Block, Inc.	501,810
600	Hallwood Group, Inc. *	51,300
2,100	Harte-Hanks, Inc.	62,433
14,625	Healthcare Services Group, Inc.	293,670
420	Heidrick & Struggles International, Inc. *	10,954
6,000	Horizon Health Corp. *	140,340
8,500	Hudson Highland Group, Inc. *	132,515
700	ICT Group, Inc. *	7,280

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Information & Services continued
3,200	Jupitermedia Corp. *	$54,816
2,060	Kelly Services, Inc., Class A	58,998
5,100	Kendle International, Inc. *	77,265
1,400	Kforce, Inc. *	11,844
5,130	Korn/ Ferry International *	91,058
2,100	Labor Ready, Inc. *	48,951
7,327	Laureate Education, Inc. *	350,670
14,000	Layne Christensen Co. *	278,110
6,634	Metal Management, Inc.	128,368
2,320	Michael Baker Corp. *	41,435
8,850	Monro Muffler Brake, Inc. *	261,164
31,100	MPS Group, Inc. *	292,962
1,300	National Technical Systems, Inc. *	6,175
2,100	Navigant International, Inc. *	30,849
10,044	NCO Group, Inc. *	217,252
5,100	Opinion Research Corp. *	37,995
41,500	PAREXEL International Corp. *	823,775
2,300	Per-Se Technologies, Inc. *	48,346
5,500	Pharmaceutical Product Development, Inc. *	257,730
6,800	Pre-Paid Legal Services, Inc.	303,620
998	RCM Technologies, Inc. *	4,336
300	Refac *	1,830
6,900	Schnitzer Steel Industries, Inc., Class A	163,530
6,800	SOURCECORP, Inc. *	134,776
700	Steiner Leisure Ltd. *	25,949
12,100	TeleTech Holdings, Inc. *	98,615
11,300	URS Corp. *	422,055
1,700	Vertrue, Inc. *	66,232
9,300	Volt Information Sciences, Inc. *	220,689
500	Watson Wyatt & Co. Holdings	12,815

		9,672,254

	Instruments — 5.1%
787	Allied Healthcare Products, Inc. *	3,864
12,127	American Medical Systems Holdings, Inc. *	250,423
3,100	American Science & Engineering, Inc. *	137,516
7,745	Arrow International, Inc.	247,066
10,000	ArthroCare Corp. *	349,400
7,000	Badger Meter, Inc.	289,100
12,100	Bausch & Lomb, Inc.	1,004,299
150	Bio-Logic Systems Corp. *	942
11,270	Checkpoint Systems, Inc. *	199,479
3,300	Compex Technologies, Inc. *	13,596
9,219	CONMED Corp. *	283,669
16,300	Datascope Corp.	543,605
6,900	DJ Orthopedics, Inc. *	189,267
18,500	Edwards Lifesciences Corp. *	795,870
1,300	Embrex, Inc. *	14,495
100	Escalon Medical Corp. *	671
8,200	Esterline Technologies Corp. *	328,656
1,900	Frequency Electronics, Inc.	24,700
8,500	Haemonetics Corp. *	345,440
7,310	Integra LifeSciences Holdings *	213,452
6,500	Invacare Corp.	288,340
500	Iridex Corp. *	3,025
2,300	K-Tron International, Inc. *	67,390
1,840	Kewaunee Scientific Corp.	14,260
1,200	LeCroy Corp. *	16,500
100	Mesa Laboratories, Inc.	1,393
5,520	Mine Safety Appliances Co.	255,024
4,990	Molecular Devices Corp. *	107,934
800	MTS Systems Corp.	26,864
120	Orthofix International N.V. *	5,165
37,700	PerkinElmer, Inc.	712,530
1,100	Schmitt Industries, Inc. *	9,018
1,800	Span-America Medical Systems, Inc.	18,900
13,800	Teleflex, Inc.	819,305
9,023	Thoratec Corp. *	138,413
12,990	Viasys Healthcare, Inc. *	293,444
480	Vicon Industries, Inc. *	1,270
300	Zygo Corp. *	2,940

		8,017,225

	Insurance — 4.7%
975	Alleghany Corp. *	289,575
3,300	Ambac Financial Group, Inc.	230,208
3,081	American National Insurance Co.	353,360
2,000	American Physicians Capital, Inc. *	74,300
4,900	American Safety Insurance Holdings Ltd. *	74,578
2,700	AmerUs Group Co.	129,735
2,360	Bristol West Holdings, Inc.	43,188
23,789	CNA Financial Corp. *	676,083
11,600	Crawford & Co., Class B	86,072
10,200	Everest Re Group Ltd.	948,600
10,400	FPIC Insurance Group, Inc. *	305,032
22,000	HCC Insurance Holdings, Inc.	833,140
4,572	Horace Mann Educators Corp.	86,045
200	Kansas City Life Insurance Co.	9,610
12,767	Max Re Capital Ltd.	292,364
112	Medical Resources, Inc. (b)	0
1,440	National Financial Partners Corp.	56,362
700	National Western Life Insurance Co., Class A *	135,723
1,000	NYMAGIC, Inc.	23,350
620	Odyssey Re Holdings Corp.	15,302
10,680	Old Republic International Corp.	270,097
13,400	PacifiCare Health Systems, Inc. *	957,430

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Insurance continued
4,871	Philadelphia Consolidated Holding Corp. *	$412,866
855	Presidential Life Corp.	14,629
4,300	PXRE Group Ltd.	108,446
15,700	Radian Group, Inc.	741,354
100	RTW, Inc. *	996
400	Selective Insurance Group, Inc.	19,820
2,068	United America Indemnity Ltd., Class A *	35,549
7,000	UnumProvident Corp.	128,240

		7,352,054

	IT Hardware — 3.1%
4,100	Advanced Power Technology, Inc. *	28,905
2,180	American Technical Ceramics Corp. *	22,323
9,000	Amphenol Corp., Class A	361,530
4,800	Arris Group, Inc. *	41,808
8,890	Avocent Corp. *	232,385
700	Catalyst Semiconductor, Inc. *	3,073
7,700	Cobra Electronics Corp. *	55,132
48	Cohu, Inc.	962
4,341	Crown Castle International Corp. *	88,209
12,800	CTS Corp.	157,312
5,912	Digi International, Inc. *	70,116
11,150	Diodes, Inc. *	347,880
1,800	EMS Technologies, Inc. *	26,910
7,700	Energy Conversion Devices, Inc. *	172,326
600	Espey Manufacturing & Electronics Corp.	18,480
5,400	Globecomm Systems, Inc. *	32,454
34,200	Harris Corp.	1,067,382
890	Imation Corp.	34,523
1,483	inTEST Corp. *	5,339
4,379	IXYS Corp. *	62,094
25,100	Marvell Technology Group Ltd. *	954,804
11,700	MEMC Electronic Materials, Inc. *	184,509
800	Merrimac Industries, Inc. *	6,936
4,480	Microsemi Corp. *	84,224
230	Nanometrics, Inc. *	2,873
875	Optical Cable Corp. *	4,559
4,405	Park Electrochemical Corp.	111,006
989	Peak International Ltd. *	3,847
7,817	Photronics, Inc. *	182,449
2,100	Semitool, Inc. *	20,034
446	Sparton Corp. *	4,411
2,125	Spectrum Control, Inc. *	14,323
800	Supertex, Inc. *	14,128
15,300	Symmetricom, Inc. *	158,661
180	Teledyne Technologies, Inc. *	5,864
1,600	Trans-Lux Corp.	10,960
8,081	Trident Microsystems, Inc. *	183,358
8,600	Virage Logic Corp. *	88,580
2,700	Woodhead Industries, Inc.	34,047

		4,898,716

	Land & Water Transportation — 1.8%
3,160	Celadon Group, Inc. *	53,846
11,316	CNF, Inc.	508,088
100	Covenant Transport, Inc., Class A *	1,320
7,470	Frozen Food Express Industries, Inc. *	84,560
19,400	General Maritime Corp.	822,561
2,160	J.B. Hunt Transport Services, Inc.	41,688
19,575	Marten Transport Ltd. *	410,879
9,812	Overseas Shipholding Group, Inc.	585,286
300	Transport Corp. of America, Inc. *	2,040
7,966	U.S. Xpress Enterprises, Inc., Class A *	94,875
6,400	USA Truck, Inc. *	158,400
6,700	Werner Enterprises, Inc.	131,588

		2,895,131

	Mainframe & Minicomputers — 0.0%
5,600	Neoware Systems, Inc. *	57,344

	Metal Products & Machinery — 4.9%
2,600	Allied Motion Technologies, Inc. *	11,440
400	Astec Industries, Inc. *	9,276
2,300	Black & Decker Corp.	206,655
2,900	Blount International, Inc. *	48,401
1,200	Bonso Electronics International, Inc.	6,155
56,047	Crown Holdings, Inc. *	797,549
12,370	Cummins, Inc.	922,925
5,300	EnerSys *	72,239
80	EnPro Industries, Inc. *	2,310
800	ESCO Technologies, Inc. *	80,640
300	Evans & Sutherland Computer Corp. *	1,545
200	Gehl Co. *	7,788
5,300	Gerber Scientific, Inc. *	36,888
700	Hardinge, Inc.	9,835
1,600	International Aluminum Corp.	51,120
11,190	JLG Industries, Inc.	307,501
24,720	Joy Global, Inc.	830,344
14,630	Kennametal, Inc.	670,786
500	L.S. Starrett Co., Class A	9,120
18,000	Lennox International, Inc.	381,060
4,900	Manitowoc Co., Inc.	200,998
5,600	Material Sciences Corp. *	81,536
7,100	NCI Building Systems, Inc. *	232,880

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Metal Products & Machinery continued
7,300	NN, Inc.	$92,564
2,125	Q.E.P. Co., Inc. *	25,394
10,100	Regal-Beloit Corp.	294,516
4,500	Robbins & Myers, Inc.	96,795
984	Standard Motor Products, Inc.	12,989
5,600	Standex International Corp.	159,096
209	Tecumseh Products Co., Class B	5,776
3,200	Tennant Co.	113,312
19,800	Terex Corp. *	780,120
27,400	Timken Co.	632,940
200	Twin Disc, Inc.	4,380
12,400	York International Corp.	471,200

		7,668,073

	Miscellaneous Finance — 2.0%
21,000	A.G. Edwards, Inc.	948,149
11,520	Affiliated Managers Group, Inc. *	787,162
2,000	BKF Capital Group, Inc.	75,820
900	Chicago Mercantile Exchange	265,950
3,200	Cohen & Steers, Inc.	65,952
7,400	Knight Capital Group, Inc., Class A *	56,388
21,900	Raymond James Financial, Inc.	618,675
7,866	Stifel Financial Corp. *	190,043
6,200	SWS Group, Inc.	106,516

		3,114,655

	Oil & Coal Resources — 1.9%
2,700	Carrizo Oil & Gas, Inc. *	46,062
28,900	Chesapeake Energy Corp.	658,920
4,897	Cimarex Energy Co. *	190,542
4,300	Denbury Resources, Inc. *	171,011
5,900	Energy Partners Ltd. *	154,639
8,950	Massey Energy Co.	337,594
12,870	Meridian Resource Corp. *	61,519
9,899	Resource America, Inc., Class A	381,408
171	Tel Offshore Trust	1,705
29,185	Ultra Petroleum Corp. *	886,057
940	Whiting Petroleum Corp. *	34,131

		2,923,588

	Oil Distribution — 0.4%
100	Adams Resources & Energy, Inc.	1,990
1,600	Ashland, Inc.	114,992
2,600	Questar Corp.	171,340
2,200	Sunoco, Inc.	250,096
6,320	TransMontaigne, Inc. *	66,360

		604,778

	Oil Drilling & Services — 2.3%
1,670	Dawson Geophysical Co. *	35,504
35,610	Grant Prideco, Inc. *	941,884
554	Gulf Island Fabrication, Inc.	11,014
2,800	Lufkin Industries, Inc.	100,744
600	NATCO Group, Inc., Class A *	7,986
2,180	Newpark Resources, Inc. *	16,350
9,900	Oceaneering International, Inc. *	382,635
200	Oil States International, Inc. *	5,034
3,900	Patterson-UTI Energy, Inc.	108,537
34,349	Pride International, Inc. *	882,769
1,470	Superior Energy Services, Inc. *	26,166
6,312	TETRA Technologies, Inc. *	201,037
15,730	Tidewater, Inc.	599,628
9,800	W-H Energy Services, Inc. *	244,314

		3,563,602

	Photo-optical, Micros & Office Machinery — 0.5%
1,200	Global Payment Technologies, Inc. *	4,872
3,900	Hypercom Corp. *	25,233
398	Interphase Corp. *	2,488
7,872	M-Systems Flash Disk Pioneers Ltd. *	150,906
3,300	PAR Technology Corp. *	105,600
10,400	Printronix, Inc.	173,888
10	SafeNet, Inc. *	341
6,140	Storage Technology Corp. *	222,820
500	UNOVA, Inc. *	13,315
300	VASCO Data Security International, Inc. *	2,910
2,200	Western Digital Corp. *	29,524
900	X-Rite, Inc.	10,359

		742,256

	Publishing, Broadcasting & Cinema — 1.1%
6,620	American Greetings Corp., Class A	175,430
13,450	Bowne & Co., Inc.	194,487
1,100	Cadmus Communications Corp.	19,800
5,580	Central European Media Enterprises Ltd., Class A *	269,960
1,890	Consolidated Graphics, Inc. *	77,055
1,150	Image Entertainment, Inc. *	3,232
5,200	Outlook Group Corp.	45,188
33,800	Reader’s Digest Association, Inc.	557,700
11,954	Regent Communications, Inc. *	70,170
4,527	Scholastic Corp. *	174,516
100	Tufco Technologies, Inc. *	620
5,500	World Wrestling Entertainment, Inc.	62,810

		1,650,968

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Real Estate Development — 0.8%
800	AMREP Corp.	$20,600
2,555	Avatar Holdings, Inc. *	128,440
700	Bluegreen Corp. *	12,187
5,900	Florida East Coast Industries, Inc.	255,470
1,500	ILX Resorts, Inc.	14,355
2,700	J.W. Mays, Inc. *	43,673
5,709	Levitt Corp., Class A	170,813
4,100	Patriot Transportation Holding, Inc. *	210,884
41,808	Stewart Enterprises, Inc., Class A	273,423
2,300	Tarragon Corp. *	58,075

		1,187,920

	Real Estate Investment Trusts — 5.7%
100	Amli Residential Properties Trust	3,126
11,830	Ashford Hospitality Trust	127,764
1,000	Bedford Property Investors, Inc.	23,020
400	Boykin Lodging Co. *	5,360
15,390	Camden Property Trust	827,213
11,900	Capital Automotive REIT	454,223
14,600	CBL & Associates Properties, Inc.	628,822
4,400	Correctional Properties Trust	124,520
19,770	Equity Inns, Inc.	262,941
1,000	Extra Space Storage, Inc.	14,330
15,700	Hospitality Properties Trust	691,899
67,306	HRPT Properties Trust	836,614
18,000	Investors Real Estate Trust	173,880
20,500	iStar Financial, Inc.	852,594
9,140	Lexington Corporate Properties Trust	222,193
7,000	LTC Properties, Inc.	144,900
3,520	Maguire Properties, Inc.	99,757
7,200	Mission West Properties, Inc.	73,944
7,300	Monmouth Real Estate Investment Corp., Class A	60,955
740	National Health Investors, Inc.	20,772
4,000	National Health Realty, Inc.	74,440
22,800	New Plan Excel Realty Trust	619,476
10,000	OMEGA Healthcare Investors, Inc.	128,600
4,000	One Liberty Properties, Inc.	82,840
6,680	PS Business Parks, Inc.	296,926
14,770	Senior Housing Properties Trust	279,301
16,528	SL Green Realty Corp.	1,066,055
34,000	Trizec Properties, Inc.	699,380
1,602	Urstadt Biddle Properties, Class A	27,747
100	Vornado Realty Trust	8,040
4,300	Windrose Medical Properties Trust	60,329

		8,991,961

	Restaurants, Hotels & Theaters — 2.6%
15,702	CBRL Group, Inc.	610,179
19,900	CKE Restaurants, Inc.	277,008
5,400	Dave & Buster’s, Inc. *	99,576
9,300	Dollar Thrifty Automotive Group, Inc. *	353,214
1,500	Dover Motorsports, Inc.	9,000
4,600	Famous Dave’s of America, Inc. *	45,402
3,400	Fox & Hound Restaurant Group *	40,630
4,900	Frisch’s Restaurants, Inc.	122,500
8,380	Interstate Hotels & Resorts, Inc. *	41,146
400	J. Alexander’s Corp. *	3,560
2,000	Jack in the Box, Inc. *	75,840
200	Kerzner International Ltd. *	11,390
6,100	Lone Star Steakhouse & Saloon, Inc.	185,501
4,700	Luby’s, Inc. *	56,165
9,900	Marcus Corp.	210,078
800	Max & Erma’s Restaurants, Inc. *	11,724
200	Movie Gallery, Inc.	5,286
100	Nathan’s Famous, Inc. *	960
7,500	Outback Steakhouse, Inc.	339,300
2,214	Papa John’s International, Inc. *	88,494
21,600	Penn National Gaming, Inc. *	788,399
5,500	RARE Hospitality International, Inc. *	167,585
401	Sands Regent *	3,910
9,770	Wendy’s International, Inc.	465,541

		4,012,388

	Retail — 6.6%
3,000	1-800 CONTACTS, Inc. *	58,110
827	Aeropostale, Inc. *	27,787
12,200	American Eagle Outfitters, Inc.	373,930
6,700	AutoNation, Inc. *	137,484
20,900	Barnes & Noble, Inc. *	810,920
3,808	Big Dog Holdings, Inc. *	23,800
22,240	Big Lots, Inc. *	294,458
3,000	Blair Corp.	118,500
27,880	Borders Group, Inc.	705,643
5,520	Brown Shoe Co., Inc.	216,108
5,400	Burlington Coat Factory Warehouse Corp.	230,256
30,900	Charming Shoppes, Inc. *	288,297
27,700	Chico’s FAS, Inc. *	949,555
54,100	Circuit City Stores, Inc.	935,388
2,200	Dillard’s, Inc., Class A	51,524
206	Dress Barn, Inc. *	4,662
5,300	EZCORP, Inc., Class A *	56,816
11,910	Finish Line, Inc., Class A	225,337
3,000	Finlay Enterprises, Inc. *	37,470

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Retail continued
100	Foodarama Supermarkets, Inc. *	$3,575
1,890	Foot Locker, Inc.	51,446
12,200	GameStop Corp., Class A *	399,062
1,103	Gottschalks, Inc. *	12,409
3,552	GSI Commerce, Inc. *	59,496
900	Hastings Entertainment, Inc. *	5,337
6,400	Haverty Furniture Cos., Inc.	94,592
5,610	Jo-Ann Stores, Inc. *	148,048
10,400	Longs Drug Stores Corp.	447,720
5,600	Retail Ventures, Inc. *	76,384
1,700	REX Stores Corp. *	24,565
1,700	Rush Enterprises, Inc., Class B *	22,797
2,000	Shoe Carnival, Inc. *	43,520
4,000	Sport Chalet, Inc. *	71,368
4,600	Stage Store, Inc. *	200,560
5,400	Stamps.com, Inc. *	101,250
10,600	Stein Mart, Inc.	233,200
3,900	SUPERVALU, Inc.	127,179
2,968	Systemax, Inc. *	19,945
3,353	TBC Corp. *	90,967
2,000	The Bon-Ton Stores, Inc.	38,700
2,800	The Buckle, Inc.	124,152
6,700	The Children’s Place Retail Stores, Inc. *	312,689
11,250	The Men’s Wearhouse, Inc. *	387,338
5,500	Trans World Entertainment Corp. *	65,065
31,906	UGI Corp.	890,177
6,400	Urban Outfitters, Inc. *	362,816
1,500	Village Super Market, Inc., Class A	80,700
4,800	Weis Markets, Inc.	186,192
11,520	Zale Corp. *	365,069

		10,592,363

	Soaps & Cosmetics — 0.3%
5,720	Chattem, Inc. *	236,808
200	Church & Dwight Co., Inc.	7,240
600	CPAC, Inc.	2,940
7,744	Elizabeth Arden, Inc. *	181,132
1,900	Parlux Fragrances, Inc. *	52,573

		480,693

	Software — 5.9%
10,051	Activision, Inc. *	166,043
1,500	Allscripts Healthcare Solution, Inc. *	24,915
7,800	American Software, Inc., Class A	45,084
400	Ansoft Corp. *	9,664
43,100	Autodesk, Inc.	1,481,346
16,620	Borland Software Corp. *	114,013
400	Bottomline Technologies, Inc. *	5,988
2,740	CACI International, Inc., Class A *	173,058
360	CCC Information Services Group, Inc. *	8,622
11,100	Cerner Corp. *	754,466
13,100	CIBER, Inc. *	104,538
24,100	Cognizant Technology Solutions Corp., Class A *	1,135,832
674	Computer Task Group, Inc. *	2,433
6,050	Covansys Corp. *	77,743
1,700	Dendrite International, Inc. *	23,460
4,100	Edgewater Technology, Inc. *	17,794
6,200	eFunds Corp. *	111,538
20,560	Fidelity National Financial, Inc.	733,786
700	First American Corp.	28,098
10,000	First Consulting Group, Inc. *	51,290
7,557	HMS Holdings Corp. *	50,330
8,547	IDX Systems Corp. *	257,607
12,075	Internet Security Systems, Inc. *	245,002
2,300	JDA Software Group, Inc. *	26,174
3,000	John H. Harland Co.	114,000
500	Keane, Inc. *	6,850
4,810	Keynote Systems, Inc. *	56,133
7,100	Lightbridge, Inc. *	44,375
1,300	ManTech International Corp., Class A *	40,352
8,680	MapInfo Corp. *	91,227
1,132	Marchex, Inc., Class B *	17,025
11,700	McAfee, Inc. *	306,306
950	Micros Systems, Inc. *	42,513
1,970	Moldflow Corp. *	25,512
2,200	Motive, Inc. *	21,846
5,300	MRO Software, Inc. *	77,433
3,539	NetManage, Inc. *	22,650
9,000	NetScout Systems, Inc. *	59,310
900	NWH, Inc.	13,725
5,546	PDF Solutions, Inc. *	72,764
8,900	Pegasus Solutions, Inc. *	99,235
17,039	Perot Systems Corp., Class A *	242,295
8,600	Phoenix Technologies Ltd. *	66,908
4,800	ProQuest Co. *	157,392
9,600	Radiant Systems, Inc. *	109,440
12,230	Redback Networks, Inc. *	78,027
2,300	S1 Corp. *	10,833
10,800	Source Interlink Cos., Inc. *	133,596
5,477	SPSS, Inc. *	105,213
32,146	Sybase, Inc. *	589,879
9,700	Sykes Enterprises, Inc. *	91,956
216	Take-Two Interactive Software, Inc. *	5,497
1,640	TechTeam Global, Inc. *	21,386
15,200	THQ, Inc. *	444,904
5,600	Tier Technologies, Inc., Class B *	47,208
3,600	Tripos, Inc. *	13,356
6,200	TriZetto Group, Inc. *	86,862
3,200	TSR, Inc.	19,200
15,600	Tyler Technologies, Inc. *	117,936

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/Short Equity Fund

Shares		Value

	Common Stock, Software continued
4,200	Ulticom, Inc. *	$44,562
9,642	Witness Systems, Inc. *	175,774

		9,322,304

	Textiles & Apparel — 2.1%
5,128	Ashworth, Inc. *	46,203
7,000	Coach, Inc. *	234,990
4,800	Culp, Inc. *	21,120
3,900	Deckers Outdoor Corp. *	95,940
98	Haggar Corp.	1,994
800	Hampshire Group Ltd. *	15,688
6,400	Kenneth Cole Productions, Inc.	199,168
22,400	Liz Claiborne, Inc.	890,624
800	McRae Industries, Inc., Class A	9,832
2,300	Perry Ellis International, Inc. *	53,797
19,900	Phillips-Van Heusen Corp.	650,531
7,800	Polo Ralph Lauren Corp.	336,258
300	Rocky Shoes & Boots, Inc. *	9,375
500	Skechers U.S.A., Inc., Class A *	7,130
5,000	Stride Rite Corp.	68,950
4,600	Tandy Brands Accessories, Inc.	50,140
13,600	Timberland Co., Class A *	526,592
670	Tommy Hilfiger Corp. *	9,219

		3,227,551

	Wholesale — 2.5%
600	ADDvantage Technologies Group, Inc. *	2,220
1,700	All American Semiconductor, Inc. *	7,395
1,000	Anixter International *	37,170
7,400	Applied Industrial Technologies, Inc.	238,946
32,500	Arrow Electronics, Inc. *	882,700
9,600	Aviall, Inc. *	303,264
4,200	Avnet, Inc. *	94,626
1,613	Bell Microproducts, Inc. *	15,162
14,000	Delta Apparel, Inc.	181,020
5,300	Department 56, Inc. *	54,325
2,000	Handleman Co.	33,020
6,400	Huttig Building Products, Inc. *	69,824
3,600	Lazare Kaplan International, Inc. *	36,720
1,500	LKQ Corp. *	40,725
400	NACCO Industries, Inc., Class A	42,888
1,100	Nash Finch Co.	40,414
1,600	Nu Horizons Electronics Corp. *	10,240
700	P & F Industries, Inc. *	11,676
5,000	Pomeroy IT Solutions, Inc. *	50,650
3,500	Spartan Stores, Inc. *	51,345
3,041	Ventiv Health, Inc. *	58,630
23,600	W.W. Grainger, Inc.	1,293,045
1,400	Watsco, Inc., Class B	60,550
7,900	WESCO International, Inc. *	247,902

		3,864,457

	Total Common Stock (Cost $118,265,273)	144,398,601

	Repurchase Agreement — 9.2%
$14,427,602	Bear Stearns dated 6/30/05, due 7/1/05 at 2.80% with a maturity value of $14,428,724 (Fully collateralized by a U.S. Treasury Bond)	14,427,602

	Total Repurchase Agreement (Cost $14,427,602)	14,427,602

	Total Investments (Cost $132,692,875) (c) — 101.1%	$158,826,203

Percentages noted above are based on net assets as of June 30, 2005.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Bankrupt security/delisted; fair valued by management.

(c)	Represents cost for financial reporting purposes, is substantially the same as federal tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$28,123,515
Unrealized depreciation	(1,990,187)

Net unrealized appreciation	$26,133,328

Laudus Trust
Laudus Rosenberg Value Long/ Short Equity Fund

Statement of Securities Sold Short as of 6/30/05 (Unaudited)

Shares		Value

	Common Stock — 88.8%
	Agriculture, Food & Beverage — 1.2%
1,600	Bridgford Foods Corp. *	$12,112
72	Coca-Cola Bottling Co.	3,639
16,490	Corn Products International, Inc.	391,802
300	Delta & Pine Land Co.	7,518
2,743	Farmer Brothers Co.	61,059
14,500	McCormick & Co., Inc.	473,860
19,200	Monterey Pasta Co. *	59,904
600	Omega Protein Corp. *	3,792
3,600	Penford Corp.	57,600
30,385	Tootsie Roll Industries, Inc.	888,762

		1,960,048

	Airlines — 0.8%
32,700	AirTran Holdings, Inc. *	301,821
14,900	ExpressJet Holdings, Inc. *	126,799
10,880	Frontier Airlines, Inc. *	112,390
30,800	JetBlue Airways Corp. *	629,552
31,300	Northwest Airlines Corp. *	142,728

		1,313,290

	Autos — 2.0%
15,400	American Axle & Manufacturing Holdings, Inc.	389,158
56,000	Dana Corp.	840,560
39,490	Gentex Corp.	718,718
24,800	Lear Corp.	902,224
900	Quantum Fuel Systems Technologies Worldwide, Inc. *	4,500
1,800	Superior Industries International, Inc.	42,660
16,000	Tenneco Automotive, Inc. *	266,240

		3,164,060

	Banks & Credit Institutions — 6.2%
37,500	AmeriCredit Corp. *	956,249
1,190	AmeriServ Financial, Inc. *	6,367
31,100	Astoria Financial Corp.	885,417
8,300	Capitol Federal Financial	286,184
8,100	Cardinal Financial Corp. *	76,059
17,909	Cathay General Bancorp	603,712
18,600	CharterMac	408,456
67,650	E*TRADE Financial Corp. *	946,424
8	Encore Capital Group, Inc. *	136
16,600	F.N.B. Corp.	326,190
13,400	First Horizon National Corp.	565,480
58,199	Hudson City Bancorp, Inc.	664,045
16,400	Hudson United Bancorp	592,040
1,760	Irwin Financial Corp.	39,054
4,600	Midwest Banc Holdings, Inc.	88,734
45,800	New York Community Bancorp, Inc.	829,896
14,200	Ocwen Financial Corp. *	95,992
27,900	Old National Bancorp	597,060
900	Park National Corp.	99,450
6,800	Sterling Bancorp	145,180
1,600	TNS, Inc. *	37,392
37,700	UCBH Holdings, Inc.	612,248
34,618	Valley National Bancorp	809,369
2,191	Westamerica Bancorp	115,707

		9,786,841

	Basic Minerals & Metals — 2.0%
44,400	AK Steel Holding Corp. *	284,604
11,200	American Superconductor Corp. *	102,480
18,400	Apex Silver Mines Ltd. *	252,816
22,900	CommScope, Inc. *	398,689
4,700	Encore Wire Corp. *	54,473
40,800	Hecla Mining Co. *	186,048
2,100	Meridian Gold, Inc. *	37,800
6,100	Nucor Corp.	278,282
11,600	OM Group, Inc. *	286,404
15,500	Steel Dynamics, Inc.	406,875
23,600	United States Steel Corp.	811,132

		3,099,603

	Beer, Liquor & Tobacco — 0.1%
9,500	Star Scientific, Inc. *	42,465
8,861	Vector Group Ltd.	164,549

		207,014

	Biotechnology — 2.1%
19,800	Alexion Pharmaceuticals, Inc. *	456,192
4,000	Anika Therapeutics, Inc. *	45,960
800	Applera Corp.- Celera Genomics Group *	8,776
14,600	ARIAD Pharmaceuticals, Inc. *	97,236
3,000	ArQule, Inc. *	19,440
18,707	Avigen, Inc. *	57,992
400	BioCryst Pharmaceuticals, Inc. *	2,032
17,200	Cell Genesys, Inc. *	92,020
17,300	CuraGen Corp. *	88,922
2,393	CYTOGEN Corp. *	12,515
9,400	Dyax Corp. *	44,368
57,700	Human Genome Sciences, Inc. *	668,166
4,300	ICOS Corp. *	91,031
2,300	Idenix Pharmaceuticals, Inc. *	49,864
12,000	Intermune, Inc. *	156,480
7,400	Kosan Biosciences, Inc. *	39,072
13,700	Lexicon Genetics, Inc. *	67,678
16,300	Myriad Genetics, Inc. *	255,095
3,200	Neurocrine Biosciences, Inc. *	134,592
14,500	Onyx Pharmaceuticals, Inc. *	346,260
12,700	Seattle Genetics, Inc. *	68,072
9,805	Tanox, Inc. *	114,915
21,400	Telik, Inc. *	347,964

		3,264,642

	Chemicals & Rubber — 1.7%
9,100	BioSphere Medical, Inc. *	40,950
10,100	Cabot Microelectronics Corp. *	292,799
24,900	Goodyear Tire & Rubber Co. *	371,010
19,300	International Flavors & Fragrances, Inc.	699,046
7,400	Landec Corp. *	48,100
400	LESCO, Inc. *	5,038
10,400	MacDermid, Inc.	324,064

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Chemicals & Rubber continued
2,100	Octel Corp.	$37,800
17,700	Valspar Corp.	854,733

		2,673,540

	Communications Utilities — 1.1%
46,500	American Tower Corp., Class A *	977,430
8,800	Commonwealth Telephone Enterprises, Inc.	368,808
4,799	Crown Media Holdings, Inc., Class A *	45,255
6,200	Iowa Telecommunications Serv	116,250
466	Level 3 Communications, Inc. *	946
24,700	Mediacom Communications Corp. *	169,689

		1,678,378

	Construction & Homebuilding — 0.3%
32,400	Champion Enterprises, Inc. *	322,056
21,900	Fleetwood Enterprises, Inc. *	222,285
400	Modtech Holdings, Inc. *	2,600

		546,941

	Construction Materials — 0.0%
1,000	Ceradyne, Inc. *	24,070
7,600	Nanophase Technologies Corp. *	46,056

		70,126

	Consumer Durables — 0.0%
700	National R.V. Holdings, Inc. *	5,593

	Drugs & Pharmaceuticals — 4.2%
451	Able Laboratories, Inc. *	1,569
23,400	Adolor Corp. *	216,450
34,900	Alkermes, Inc. *	461,378
37,812	Amylin Pharmaceuticals, Inc. *	791,405
3,700	AtheroGenics, Inc. *	59,126
7,638	Bioenvision, Inc. *	55,605
500	Cellegy Pharmaceuticals, Inc. *	820
5,800	Cubist Pharmaceuticals, Inc. *	76,386
37,100	CV Therapeutics, Inc. *	831,782
19,600	Dendreon Corp. *	102,508
100	DepoMed, Inc. *	437
8,200	Discovery Laboratories, Inc. *	59,778
6,400	DOV Pharmaceutical, Inc. *	119,424
8,300	Emisphere Technologies, Inc. *	33,366
18,200	Endo Pharmaceuticals Holdings, Inc. *	478,296
10,677	Enzo Biochem, Inc. *	191,439
6,800	Epix Pharmaceuticals, Inc. *	60,180
2,484	Guilford Pharmaceuticals, Inc. *	5,639
6,212	ImmunoGen, Inc. *	35,967
15,500	Indevus Pharmaceuticals, Inc. *	39,680
16,700	Inspire Pharmaceuticals, Inc. *	140,614
68,000	Isis Pharmaceuticals, Inc. *	265,880
6,600	Medicis Pharmaceutical Corp., Class A	209,418
9,100	Neose Technologies, Inc. *	28,665
343	Neurogen Corp. *	2,339
38,100	NPS Pharmaceuticals, Inc. *	432,435
11,400	OrthoLogic Corp. *	44,118
10,500	Pain Therapeutics, Inc. *	70,875
12,200	Par Pharmaceutical Cos., Inc. *	388,082
13,735	Penwest Pharmaceuticals Co. *	162,348
8,171	Pharmacyclics, Inc. *	61,364
10,258	POZEN, Inc. *	84,116
2,200	Protein Design Labs, Inc. *	44,462
3,300	Santarus, Inc. *	13,530
300	SciClone Pharmaceuticals, Inc. *	1,347
8,010	The Medicines Co. *	187,354
32,300	Vertex Pharmaceuticals, Inc. *	543,932
5,700	Watson Pharmaceuticals, Inc. *	168,492
8,300	ZymoGenetics, Inc. *	146,080

		6,616,686

	Electric Utilities — 2.1%
63,000	CenterPoint Energy, Inc.	832,230
24,600	DTE Energy Co.	1,150,542
27,000	FuelCell Energy, Inc. *	275,670
2,200	Otter Tail Corp.	60,126
83,201	Reliant Energy, Inc. *	1,030,028

		3,348,596

	Financial Investments — 1.0%
8,300	Acacia Research — Acacia Technologies *	39,342
6,800	Digital Theater Systems, Inc. *	121,244
30,500	Hanover Compressor Co. *	351,055
20,600	InterDigital Communications Corp. *	360,500
1,900	Marlin Business Services, Inc. *	38,190
29,600	Marvel Enterprises, Inc. *	583,712
400	PICO Holdings, Inc. *	11,904
900	Royal Gold, Inc.	18,108

		1,524,055

	Forest Products & Paper — 1.6%
10,200	Bowater, Inc.	330,174
11,381	Caraustar Industries, Inc. *	119,501
27,200	Graphic Packaging Corp. *	99,280
6,452	Pope & Talbot, Inc.	71,617
19,500	Sealed Air Corp. *	970,905
25,600	Temple-Inland, Inc.	951,040

		2,542,517

	Furniture & Household Items — 1.8%
20,700	Alliance Gaming Corp. *	290,214
4,800	Constar International, Inc. *	17,952
400	Global-Tech Appliances, Inc. *	1,968
1,568	Herman Miller, Inc.	48,357
10,500	Kinetic Concepts, Inc. *	630,000
23,700	Leapfrog Enterprises, Inc. *	267,810
44,000	Pactiv Corp. *	949,520
400	Research Frontiers, Inc. *	1,268
7,000	Rogers Corp. *	283,850
4,000	Select Comfort Corp. *	85,720
10,700	Spartech Corp.	190,460

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Furniture & Household Items continued
5,400	Virco Manufacturing Corp. *	$36,774

		2,803,893

	Gas & Other Public Utilities — 1.4%
107,500	El Paso Corp.	1,238,399
11,047	SEMCO Energy, Inc. *	66,172
16,236	Stericycle, Inc. *	816,996

		2,121,567

	Government Aircraft & Defense — 0.6%
27,200	Flir Systems, Inc. *	811,648
199	Kaman Corp., Class A	3,590
6,300	Microvision, Inc. *	32,130
4,506	Sirf Technology Holdings, Inc. *	79,666
8,400	Sturm, Ruger & Co., Inc.	70,308

		997,342

	Health Care & Hospital — 1.0%
4,600	America Service Group, Inc. *	72,910
26,200	Array BioPharma, Inc. *	165,060
3,378	Bio-Reference Labs, Inc. *	46,887
45	Lincare Holdings, Inc. *	1,838
14,600	Odyssey Healthcare, Inc. *	210,532
5,100	Specialty Laboratories, Inc. *	42,891
81,700	Tenet Healthcare Corp. *	1,000,007
800	VCA Antech, Inc. *	19,400
4,700	VistaCare, Inc., Class A *	86,809

		1,646,334

	Information & Services — 5.3%
3,700	Arbitron, Inc.	158,730
22,700	Certegy, Inc.	867,594
600	Clark, Inc.	8,598
5,050	Coinstar, Inc. *	114,585
26,800	Corinthian Colleges, Inc. *	342,236
9,512	Cross Country Healthcare, Inc. *	161,704
19,200	deCODE genetics, Inc. *	180,288
40,300	DeVry, Inc. *	801,970
21,300	Education Management Corp. *	718,449
7,900	Exact Sciences Corp. *	18,012
31,500	Exelixis, Inc. *	234,045
3,000	Hewitt Associates, Inc. *	79,530
2,900	Intersections, Inc. *	33,901
1,000	iPass, Inc. *	6,060
4,300	iPayment Holdings, Inc. *	157,036
33,650	Iron Mountain, Inc. *	1,043,822
8,800	LCC International, Inc., Class A *	31,680
16,500	Manpower, Inc.	656,370
24,700	Maxygen, Inc. *	169,442
5,000	Medical Staffing Network Holdings, Inc. *	24,750
5,200	NetRatings, Inc. *	70,720
12,234	Nuvelo, Inc. *	94,569
4,753	Princeton Review, Inc. *	27,710
25,500	Regeneron Pharmaceuticals, Inc. *	213,945
4,600	StarTek, Inc.	75,532
5,400	Strayer Education, Inc.	465,804
11,500	Syntroleum Corp. *	117,990
22,800	Tetra Tech, Inc. *	308,484
7,000	The Advisory Board Co. *	341,180
1,800	Total System Services, Inc.	43,380
8,800	Universal Technical Institute, Inc. *	292,160
8,900	Viad Corp.	252,226
4,200	Weight Watchers International, Inc. *	216,762

		8,329,264

	Instruments — 4.6%
6,895	Abaxis, Inc. *	75,018
300	Advanced Neuromodulation Systems, Inc. *	11,904
1,600	Aksys Ltd. *	3,184
2,900	Align Technology, Inc. *	21,373
2,000	Animas Corp. *	40,300
42,800	Applera Corp.	841,876
500	ATS Medical, Inc. *	1,745
3,400	Caliper Life Sciences, Inc. *	19,040
16,174	Cepheid, Inc. *	118,717
6,600	Cholestech Corp. *	74,382
14,544	Cognex Corp.	380,907
22,700	Conceptus, Inc. *	128,255
3,500	Conor Medsystems, Inc. *	53,725
3,100	CyberOptics, Inc. *	40,300
200	Daxor Corp. *	3,780
3,100	Dionex *	135,191
4,600	Faro Technologies, Inc. *	125,396
9,400	FEI Co. *	214,414
11,078	FormFactor, Inc. *	292,681
7,400	I-Flow Corp. *	123,136
12,450	IDEXX Laboratories, Inc. *	776,009
10,809	Illumina, Inc. *	130,465
24,600	Input/ Output, Inc. *	154,488
3,200	IntraLase Corp. *	62,784
4,030	Kensey Nash Corp. *	121,867
2,984	KVH Industries, Inc. *	27,602
9,491	Kyphon, Inc. *	330,192
11,300	Luminex Corp. *	111,192
4,600	Measurement Specialties, Inc. *	106,766
9,534	Merit Medical Systems, Inc. *	146,919
15,800	Millipore Corp. *	896,334
7,060	North American Scientific, Inc. *	14,755
6,400	OSI Systems, Inc. *	101,056
6,900	Photon Dynamics, Inc. *	142,209
6,288	Possis Medical, Inc. *	63,697
9,600	RAE Systems, Inc. *	30,048
3,730	Regeneration Technologies, Inc. *	23,350
4,400	Rita Medical Systems, Inc. *	14,080
2,400	Spectranetics Corp. *	16,152
7,900	STAAR Surgical Co. *	39,026
16,100	ThermoGenesis Corp. *	70,035
200	TriPath Imaging, Inc. *	1,712
967	Utah Medical Products, Inc.	20,907
10,700	Varian Medical Systems, Inc. *	399,431

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Instruments continued
74	Varian, Inc. *	$2,796
11,400	Waters Corp. *	423,738
10,300	Wright Medical Group, Inc. *	275,010

		7,207,944

	Insurance — 2.9%
14,300	Arthur J. Gallagher & Co.	387,959
1,500	Brown & Brown, Inc.	67,410
25,500	ChoicePoint, Inc. *	1,021,276
1,931	Citizens, Inc. *	11,779
2,543	CorVel Corp. *	63,880
10,000	Hilb, Rogal & Hamilton Co.	344,000
25,800	Leucadia National Corp.	996,654
400	Markel Corp. *	135,600
11,100	PMA Capital Corp., Class A *	98,013
9,760	RenaissanceRe Holdings Ltd.	480,582
30,000	Willis Group Holdings Ltd.	981,600

		4,588,753

	IT Hardware — 4.6%
9,580	ADTRAN, Inc.	237,488
15,000	Advanced Energy Industries, Inc. *	117,900
3,800	Atheros Communications *	30,628
1,680	Avici Systems, Inc. *	7,476
36,820	Axcelis Technologies, Inc. *	252,585
5,600	California Micro Devices Corp. *	31,808
600	Centillium Communications, Inc. *	1,302
2,820	Cherokee International Corp. *	10,547
7,345	Cirrus Logic, Inc. *	39,002
1,600	Color Kinetics, Inc. *	17,024
200	COMARCO, Inc. *	1,537
17,100	Cypress Semiconductor Corp. *	215,289
6,100	Daktronics, Inc.	122,061
12,700	Ditech Communications Corp. *	82,423
12,900	ESS Technology, Inc. *	54,309
141	Exar Corp. *	2,099
10,500	Helix Technology Corp.	139,440
26,789	Integrated Circuit Systems, Inc. *	552,925
14,400	Integrated Silicon Solution, Inc. *	106,704
20,900	Kulicke & Soffa Industries, Inc. *	165,319
2,500	Leadis Technology, Inc. *	20,125
2,600	Metalink Ltd. *	11,752
11,696	Micrel, Inc. *	134,738
4,000	Micro Linear Corp. *	22,000
17,074	Microchip Technology, Inc.	505,732
12,644	Nam Tai Electronics, Inc.	287,525
51,900	National Semiconductor Corp.	1,143,356
14,210	O2Micro International Ltd. *	199,651
24,200	PMC-Sierra, Inc. *	225,786
11,473	Power Integrations, Inc. *	247,473
1,677	Radyne ComStream, Inc. *	14,548
39,900	Rambus, Inc. *	533,862
18,900	RF Micro Devices, Inc. *	102,627
38,000	Semtech Corp. *	632,700
400	Sigmatel, Inc. *	6,864
71,100	Teradyne, Inc. *	851,067
200	Universal Display Corp. *	2,056
5,800	Vyyo, Inc. *	36,134

		7,165,862

	Land & Water Transportation — 0.6%
18,238	Expeditors International of Washington, Inc.	908,435

	Mainframe & Minicomputers — 0.1%
15	Cray, Inc. *	19
9,300	Omnicell, Inc. *	81,840

		81,859

	Metal Products & Machinery — 3.3%
3,400	Aaon, Inc. *	60,486
6,100	AGCO Corp. *	116,632
2,901	American Power Conversion Corp.	68,435
7,100	Ball Corp.	255,316
20,900	Briggs & Stratton Corp.	723,558
5,400	Bucyrus International, Inc., Class A	205,092
3,100	Environmental Tectonics Corp. *	15,996
11,000	Fedders Corp.	24,200
17,100	Federal Signal Corp.	266,760
14,700	Global Power Equipment Group, Inc. *	116,865
350	Ibis Technology Corp. *	711
3,400	Intevac, Inc. *	35,598
4,944	Lindsay Manufacturing Co.	116,580
8,600	Littlefuse, Inc. *	239,510
5,100	Maxwell Technologies, Inc. *	62,169
1,400	Middleby Corp. *	74,004
2,790	NL Industries, Inc.	42,938
1,149	Peerless Manufacturing Co. *	16,661
18,800	Plug Power, Inc. *	128,780
5,000	Simpson Manufacturing Co., Inc.	152,750
17,300	SPX Corp.	795,453
15,200	Trinity Industries, Inc.	486,856
5,900	Ultralife Batteries, Inc. *	95,285
7,200	Wilson Greatbatch Technologies, Inc. *	172,080
20,600	Zebra Technologies Corp., Class A *	902,073

		5,174,788

	Miscellaneous Finance — 1.9%
40,461	Ameritrade Holding Corp. *	752,170
9,600	Calamos Asset Management, Inc., Class A	261,504
10,300	eSPEED, Inc., Class A *	91,773
200	Federated Investors, Inc., Class B	6,002
13,498	Instinet Group, Inc. *	70,730
64,900	Janus Capital Group, Inc.	976,095
10,286	Jefferies Group, Inc.	389,737
7,600	Tradestation Group, Inc. *	65,208
4,856	W.P. Stewart & Co., Ltd.	117,370
8,200	Waddell & Reed Financial, Inc., Class A	151,700
1,700	Westwood Holdings Group, Inc.	30,430

		2,912,719

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Oil & Coal Resources — 0.2%
2,000	Clayton Williams Energy, Inc. *	$59,980
8,400	Delta Petroleum Corp. *	118,608
5,100	FX Energy, Inc. *	56,253
4,600	Infinity, Inc. *	39,008
15,180	Tipperary Corp. *	94,875

		368,724

	Oil Distribution — 0.0%
800	Cheniere Energy, Inc. *	24,880

	Oil Drilling & Services — 0.5%
13,500	Cooper Cameron Corp. *	837,675

	Photo-optical, Micros & Office Machinery — 1.0%
100	Adaptec, Inc. *	388
14,000	Avid Technology, Inc. *	745,920
20,084	Electronics for Imaging, Inc. *	422,567
9,500	Immersion Corp. *	50,635
5,100	Interlink Electronics, Inc. *	28,866
5,400	LaserCard Corp. *	31,698
7,500	Maxtor Corp. *	39,000
10,400	Mobility Electronics, Inc. *	95,160
11,000	Presstek, Inc. *	124,520
100	TransAct Technologies, Inc. *	847

		1,539,601

	Publishing, Broadcasting & Cinema — 2.5%
7,500	aQquantive, Inc. *	132,900
20,000	Cenveo, Inc. *	151,200
20,900	Dex Media, Inc.	510,169
11,800	Dow Jones & Co., Inc.	418,310
8,300	DreamWorks Animation SKG, Inc., Class A *	217,460
6,600	E.W. Scripps Co., Class A	322,080
2,300	Fisher Communications, Inc. *	108,767
100	Journal Communications, Inc., Class A	1,680
19,200	Journal Register Co. *	336,192
14,800	Knight-Ridder, Inc.	907,833
600	Liberty Corp.	22,086
13,106	Pixar *	655,955
54	Salem Communications Corp., Class A *	1,071
17,200	Sinclair Broadcast Group, Inc., Class A	156,176
6,300	Young Broadcasting, Inc., Class A *	26,145

		3,968,024

	Real Estate Development — 0.8%
12,300	Forest City Enterprises, Inc., Class A	873,300
5,400	Reading International, Inc. *	39,366
4,700	Tejon Ranch Co. *	241,909
1,980	Wellsford Real Properties, Inc. *	35,105

		1,189,680

	Real Estate Investment Trusts — 10.1%
22,400	Arden Realty, Inc.	805,952
11,800	Avalonbay Communities, Inc.	953,440
14,100	BRE Properties, Inc., Class A	590,085
18,700	CenterPoint Properties Trust	791,010
4,300	Duke Realty Corp.	136,138
7,700	Equity Lifestyle Properties, Inc.	306,152
8,500	Essex Property Trust, Inc.	706,010
16,900	Federal Realty Investment Trust	997,100
700	First Industrial Realty Trust, Inc.	27,930
38,200	General Growth Properties, Inc.	1,569,637
28,100	Health Care Property Investors, Inc.	759,824
10,900	Health Care REIT, Inc.	410,821
5,800	Liberty Property Trust	256,998
30,200	Plum Creek Timber Co.	1,096,260
13,400	Post Properties, Inc.	483,874
28,400	ProLogis	1,142,816
3,500	Saul Centers, Inc.	127,225
16,400	Shurgard Storage Centers, Inc., Class A	753,744
11,500	Tanger Factory Outlet Centers, Inc.	309,695
10,100	The Macerich Co.	677,205
9,700	The Mills Corp.	589,663
3,700	Town & Country Trust	105,487
40,000	United Dominion Realty Trust, Inc.	962,000
16,100	Ventas, Inc.	486,220
13,145	Washington Real Estate Investment Trust	410,124
4,900	Weingarten Realty Investors	192,178

		15,647,588

	Restaurants, Hotels & Theaters — 1.7%
14,694	Applebee’s International, Inc.	389,244
7,800	Buca, Inc. *	40,716
200	Buffalo Wild Wings, Inc. *	6,240
220	Champps Entertainment, Inc. *	1,650
8,530	Cosi, Inc. *	58,686
26,900	Krispy Kreme Doughnuts, Inc. *	187,224
1,000	Lakes Entertainment, Inc. *	15,400
3,900	Las Vegas Sands Corp. *	139,425
15,200	Magna Entertainment Corp., Class A *	85,728
1,500	MTR Gaming Group, Inc. *	17,460
9,500	Multimedia Games, Inc. *	104,595
2,900	Nevada Gold & Casinos, Inc. *	31,465
26,400	Ruby Tuesday, Inc.	683,761
1,100	Smith & Wollensky Restaurant Group, Inc. *	6,699
9,481	The Cheesecake Factory, Inc. *	329,275
30,444	Westwood One, Inc.	621,971

		2,719,539

	Retail — 6.4%
9,000	1-800-FLOWERS.COM, Inc., Class A *	63,360
16,900	99 Cents Only Stores *	214,799

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Retail continued
8,400	AnnTaylor Stores Corp. *	$203,952
2,500	Cache, Inc. *	41,550
32,400	Carmax, Inc. *	863,460
2,100	Casual Male Retail Group, Inc. *	15,351
6,000	CDW Corp.	342,540
3,600	Charlotte Russe Holding, Inc. *	44,856
16,000	Christopher & Banks Corp.	292,160
2,700	Cost Plus, Inc. *	67,338
1,800	Design Within Reach, Inc. *	32,580
500	Dick’s Sporting Goods, Inc. *	19,295
18,600	Family Dollar Stores, Inc.	485,460
16,500	Fastenal Co.	1,010,790
100	Fred’s, Inc.	1,658
4,100	Gaiam, Inc. *	28,536
300	Hot Topic, Inc. *	5,736
7,300	J. Jill Group, Inc. *	100,375
338	Mothers Work, Inc. *	4,428
12,200	Pathmark Stores, Inc. *	106,872
16,400	PETCO Animal Supplies, Inc. *	480,848
33,790	PETsMART, Inc.	1,025,527
36,800	Pier 1 Imports, Inc.	522,192
7,000	PriceSmart, Inc. *	59,220
15,000	RadioShack Corp.	347,550
31,609	Ross Stores, Inc.	913,816
5,300	Saks, Inc. *	100,541
4,800	Sharper Image Corp. *	61,104
11,600	Sonic Automotive, Inc.	246,616
27,300	Tiffany & Co.	894,348
122	Tractor Supply Co. *	5,990
6,600	ValueVision Media, Inc., Class A *	79,266
5,700	West Marine, Inc. *	102,942
5,149	Whitehall Jewellers, Inc. *	35,271
10,300	Whole Foods Market, Inc.	1,218,489

		10,038,816

	Soaps & Cosmetics — 0.5%
14,400	Clorox Co.	802,368

	Software — 6.8%
15,000	AMICAS, Inc. *	67,950
2,700	Blackboard, Inc. *	64,584
14,820	Citrix Systems, Inc. *	321,001
8,800	Cogent, Inc. *	251,240
6,000	CoStar Group, Inc. *	261,600
19,700	CSG Systems International, Inc. *	373,906
11,300	CyberSource Corp. *	82,603
7,300	Digital River, Inc. *	231,775
14,700	DST Systems, Inc. *	687,960
6,600	eCollege.com, Inc. *	78,540
18,292	eResearch Technology, Inc. *	244,930
19,900	Fair Isaac Corp.	726,350
33,450	Fiserv, Inc. *	1,436,678
31,500	GTECH Holdings Corp.	921,060
15,900	Harris Interactive, Inc. *	77,433
115,725	Identix, Inc. *	582,097
2,500	Jamdat Mobile, Inc. *	69,200
3,000	Kanbay International, Inc. *	69,330
900	Manhattan Associates, Inc. *	17,289
27,800	Mercury Interactive Corp. *	1,066,408
1,400	Merge Technologies, Inc. *	26,250
4,800	MicroStrategy, Inc., Class A *	254,592
22,397	National Instruments Corp.	474,816
15,500	NAVTEQ Corp. *	576,290
2,600	Netiq Corp. *	29,510
18,800	Novell, Inc. *	116,560
5,400	Open Solutions, Inc. *	109,674
2,200	PC-Tel, Inc. *	17,226
100	PLATO Learning, Inc. *	738
100	Renaissance Learning, Inc.	2,030
11,200	Secure Computing Corp. *	121,856
8,800	SM&A *	78,936
8,900	Sohu.com, Inc. *	195,088
12,600	SupportSoft, Inc. *	65,394
2,900	Syntel, Inc.	46,487
5,686	Transaction Systems Architects, Inc. *	140,046
76,800	Unisys Corp. *	486,144
11,600	WebEx Communications, Inc. *	306,356

		10,679,927

	Textiles & Apparel — 1.2%
21,300	Cintas Corp.	822,179
6,503	Columbia Sportswear Co. *	321,183
10,640	Innovo Group, Inc. *	22,770
10,280	Kellwood Co.	276,532
4,600	Mossimo, Inc. *	20,700
4,600	Oxford Industries, Inc.	198,030
1,768	Steven Madden Ltd. *	31,400
8,700	The Gymboree Corp. *	118,842

		1,811,636

	Wholesale — 2.6%
6,300	Action Performance Companies, Inc.	55,566
14,900	Advanced Medical Optics, Inc. *	592,275
14,000	AmerisourceBergen Corp.	968,100
416	Express Scripts, Inc. *	20,792
4,293	Henry Schein, Inc. *	178,245
15,400	Ingram Micro, Inc., Class A *	241,164
31,100	OfficeMax, Inc.	925,847
4,600	Park-Ohio Holdings Corp. *	76,682
5,300	ScanSource, Inc. *	227,582
22,400	Tech Data Corp. *	820,064

		4,106,317

	Total Securities Sold Short (Proceeds $140,478,554) – 88.8%	$139,475,465

Percentages noted above are based on net assets of June 30, 2005.

*	Non-income producing security.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Laudus Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, CFO
Date August 26, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, CFO
Date August 26, 2005

By (Signature and Title)*	/s/ Jana D. Thompson
Jana D. Thompson, President
Date August 26, 2005
* Print the name and title of each signing officer under his or her signature.